FEBRUARY 28, 1999 SEMI-ANNUAL REPORT

WARBURG PINCUS INTERNATIONAL GROWTH FUND
WARBURG PINCUS EMERGING MARKETS II FUND
WARBURG PINCUS EUROPEAN EQUITY FUND
WARBURG PINCUS U.S. CORE EQUITY FUND
WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
WARBURG PINCUS SELECT ECONOMIC VALUE EQUITY FUND
WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
WARBURG PINCUS LONG-SHORT EQUITY FUND
WARBURG PINCUS U.S. CORE FIXED INCOME FUND
WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
WARBURG PINCUS HIGH YIELD FUND
WARBURG PINCUS MUNICIPAL BOND FUND

[GRAPHIC OMITTED]

                                       ADVISED BY CREDIT SUISSE ASSET MANAGEMENT

More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-275-4232 or by writiing to Warburg Pincus Funds, P.O. Box 8500, Boston, MA 02266-8500. Common shareholders may obtain additional copies by calling 800-927-2874 or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus International Growth Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $21.66, compared to an NAV of $22.70 on August 31, 1998. As a result, the Institutional shares' total return was 5.1% (assuming the reinvestment of dividends and distributions totaling $2.27 per share). By comparison, the MSCI EAFE Index (the "EAFE") returned 14.0% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $21.50, compared to an NAV of $22.56 on August 31, 1998. As a result, the Common shares' total return was 5.0% (assuming the reinvestment of dividends and distributions totaling $2.26 per share). By comparison, the EAFE returned 14.0% during the same period.

The Fund underperformed its EAFE benchmark mainly because of two sector allocation decisions: we underweighted global financials and cyclical stocks at times when these sectors rallied (in October 1998 and February 1999, respectively).

[BULLET] In Europe, we repositioned our holdings in favor of defensive industries (e.g., pharmaceuticals, food, utilities) and companies whose core businesses are concentrated in Europe late in the third quarter of 1998. This negatively affected performance in October, when oversold global financial companies sharply rallied after the Federal Reserve lowered U.S. interest rates; and in February, when cyclicals gained in response to increasing fears about global inflation.

[BULLET] Our Japan allocation concentrated on large blue-chip exporters such as Sony Corp., Canon, Inc., TDK Corp. and Honda Motor Corp., which we believed would benefit from a weakening yen and a relatively low exposure to the depressed domestic economy. This positioning hurt performance particularly in the fourth quarter of 1998, when many of these stocks experienced profit-taking as investors favored the shares of the large Japanese banks and other sectors that had previously lagged the domestic market.

[BULLET] We remained significantly underweight in Asian markets -- which are disproportionately weighted in banks and other financial companies -- relative to EAFE throughout the period. The Fund's overall return thus suffered while Asia enjoyed a vigorous rally in the fourth quarter and into 1999.

As other developments occur in the international equity markets or at Credit Suisse Asset Management, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management International Equity Management Team

William P. Sterling, Head of Global Equity and Managing Director
Steven D. Bleiberg, Managing Director
Richard W. Watt, Head of Emerging Markets and Managing Director
Emily Alejos, Director
Robert B. Hrabchak, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS INTERNATIONAL GROWTH INSTITUTIONAL SHARES AND THE MSCI EAFE INDEX 1 FROM INCEPTION (9/30/92) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR  REPRESENTATION  OF DATA POINTS USED IN PRINTED GRAPHIC

                 WARBURG PINCUS
              INTERNATIONAL GROWTH           MSCI EAFE
              INSTITUTIONAL SHARES             INDEX
10/01/92           $10,000                    $10,000
11/30/92             9,947                      9,571
02/28/93            10,173                      9,918
05/31/93            11,520                     12,062
08/31/93            12,487                     12,962
11/30/93            12,447                     11,928
02/28/94            14,154                     13,841
05/31/94            13,349                     13,735
08/31/94            14,264                     14,405
11/30/94            13,432                     13,732
02/28/95            11,741                     13,258
05/31/95            12,834                     14,451
08/31/95            13,115                     14,517
11/30/95            12,849                     14,815
02/29/96            13,849                     15,539
05/31/96            14,426                     16,041
08/31/96            14,008                     15,706
11/30/96            14,701                     16,606
02/28/97            15,165                     16,090
05/31/97            15,940                     17,303
08/31/97            16,240                     17,179
11/30/97            16,693                     16,588
02/28/98            18,790                     18,633
05/31/98            20,823                     19,278
08/31/98            18,956                     17,201
11/30/98            19,650                     19,370
02/28/99            19,923                     19,610

COMPARISON  OF CHANGE  IN VALUE OF  $10,000  INVESTMENT  IN THE  WARBURG  PINCUS
INTERNATIONAL GROWTH COMMON SHARES AND THE MSCI EAFE INDEX 1 FROM INCEPTION (11/1/96) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WARBURG PINCUS
              INTERNATIONAL GROWTH           MSCI EAFE
                 COMMON SHARES                 INDEX
11/01/96           $10,000                    $10,000
11/30/96            10,356                     10,369
02/28/97            10,673                     10,046
05/31/97            11,208                     10,803
08/31/97            11,414                     10,726
11/30/97            11,728                     10,357
02/28/98            13,189                     11,634
05/31/98            14,596                     12,037
08/31/98            13,278                     10,740
11/30/98            13,754                     12,094
02/28/99            13,939                     12,244

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Morgan Stanley Europe, Australia and Far East Index is an unmanaged index (with no defined investment objective) of equities that includes reinvestments of dividends, and is the exclusive property of Morgan Stanley Capital Co., Incorporated.

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCKS,
WARRANTS AND RIGHTS -- 98.1%
DENMARK -- 1.4%
   Tele Danmark A/S Cl. B# .....................    77,293         $  9,289,955
                                                                   ------------
FINLAND -- 2.1%
   Nokia Oyj Cl. A .............................   105,386           14,414,094
                                                                   ------------
FRANCE -- 17.6%
   Accor S.A. ..................................    14,351            3,339,677
   Alcatel .....................................    63,683            6,850,716
   AXA S.A.# ...................................    90,277           11,772,805
   Canal Plus ..................................    29,307            9,155,723
   Cap Gemini S.A.# ............................    54,302            9,388,210
   Carrefour S.A. ..............................    14,320           10,201,737
   Compagnie de Saint-Gobain ...................    48,737            7,575,450
   Etablissements Economiques du
     Casino Guichard-Perrachon
     S.A.# .....................................    25,350            2,329,109
   Groupe Danone ...............................    29,523            7,353,285
   Sanofi S.A. .................................    26,177            4,606,168
   STMicroelectronics N.V.** ...................   101,083            9,004,364
   Suez Lyonnaise des Eaux .....................    94,210           18,831,865
   Total S.A. Cl. B# ...........................    72,698            7,581,104
   Valeo S.A. ..................................    38,963            3,256,932
   Vivendi .....................................    35,845            9,344,985
                                                                   ------------
                                                                    120,592,130
                                                                   ------------
GERMANY -- 4.3%
   Allianz AG Holding Registered
     Shares# ...................................    20,289            6,035,543
   Mannesmann AG# ..............................   142,355           19,251,733
   Metro AG# ...................................    62,816            4,413,028
                                                                   ------------
                                                                     29,700,304
                                                                   ------------
IRELAND -- 2.0%
   Allied Irish Banks plc ......................   782,587           13,602,692
                                                                   ------------
ITALY -- 13.4%
   Assicurazioni Generali S.p.A. ...............   320,540           12,385,436
   Credito Italiano# ........................... 2,171,732           11,419,002
   Olivetti S.p.A.**# .......................... 2,547,337            7,829,442
   Istituto Bancario San Paolo di
     Torino S.p.A. .............................   590,845           10,312,337
   Seat S.p.A.# ................................ 17,124,849          22,463,687
   Telecom Italia S.p.A.# ...................... 1,148,460           12,089,849
   Telecom Italia Savings Shares
     S.p.A. .................................... 2,224,251           15,015,690
                                                                   ------------
                                                                     91,515,443
                                                                   ------------
JAPAN -- 10.5%
   Acom Company, Ltd. ..........................    38,800            2,292,354
   Ajinomoto Co., Inc. .........................   105,000            1,147,787
   Asahi Breweries Ltd.# .......................    73,000              967,180
   Bridgestone Corp.# ..........................    71,000            1,588,748

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
JAPAN -- (CONTINUED)
   Canon, Inc. .................................    58,000         $  1,241,634
   Casio Computer Company,
     Ltd.# .....................................   250,000            1,666,666
   Citizen Watch Co. ...........................   318,000            2,152,161
   Daiichi Pharmaceutical Co.,
     Ltd .......................................   198,000            3,013,804
   East Japan Railway Co. ......................       190            1,143,362
   FamilyMart Co., Ltd. ........................    68,400            3,015,017
   Fuji Photo Film Co. .........................    64,000            2,351,790
   Ito-Yokado Co., Ltd. ........................    51,000            2,974,461
   Kirin Brewery Co., Ltd. .....................   151,000            1,788,073
   Merrill Lynch "Honda Motor
     Corp." - (CPS) ............................     3,200            3,182,720
   Minebea Company# ............................   143,000            1,422,165
   Mitsubishi Heavy Industries,
     Ltd. ......................................   356,000            1,323,185
   Mitsui Chemicals Industries# ................   529,700            2,075,941
   Morgan Stanley
     "Canon Corp." - (CPS) .....................     1,860            1,642,007
   Morgan Stanley
     "Sony Corp." - (CPS) ......................     1,750            2,347,888
   Nintendo Co., Ltd.# .........................    26,200            2,208,174
   Nippon Express Co., Ltd. ....................   398,000            1,992,515
   Nippon Telegraph &
     Telephone .................................       529            4,360,402
   Promise Co., Ltd. ...........................    43,600            1,984,323
   Rohm Co., Ltd. ..............................    36,300            3,548,924
   Sankyo Co., Ltd. ............................   156,000            3,352,716
   Sekisui House, Ltd. .........................   256,000            2,621,490
   Sony Corp. ..................................     9,200              696,300
   Sony Corp. ADR ..............................     1,100               82,156
   TDK Corp. ...................................    36,100            2,589,219
   Terumo Corp. ................................   117,000            2,386,345
   Tokyo Electric Power ........................   150,000            3,027,811
   Toppan Printing Company,
     Ltd. .......................................   181,000            2,118,912
   Toyota Motor Corp.# .........................   148,000            3,866,833
                                                                   ------------
                                                                     72,173,063
                                                                   ------------
NETHERLANDS -- 8.0%
   AEGON N.V. ...................................   58,996            6,158,706
   ASM Lithography Holding
     N.V. .......................................  123,456            5,075,168
   Equant N.V.** ................................  181,705           13,104,445
   Heineken N.V. ................................   53,543            2,797,667
   Koninklijke Numico N.V.# .....................  109,800            5,122,449
   Koninklijke Philips Electronics
     N.V.# ......................................   52,590            3,665,754
   STMicroelectronics N.V. -
     ADR** ......................................   21,300            1,861,087
   TNT Post Group N.V. ..........................  164,275            5,617,149
   VNU Verenigd Bezit ...........................  103,803            4,267,250
   Wolters Kluwer N.V. ..........................   37,318            7,189,222
                                                                   ------------
                                                                     54,858,897
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

              WARBURG PINCUS INTERNATIONAL GROWTH FUND (CONCLUDED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
SPAIN -- 2.0%
   Argentaria, Caja Postal y
     Banco Hipotecario de
     Espana, S.A.# .............................   578,983         $ 13,855,069
   Telefonica S.A.# ............................     2,214              101,101
                                                                   ------------
                                                                     13,956,170
                                                                   ------------
SWEDEN -- 1.9%
   Skandia Forsakrings AB ......................   388,676            7,123,211
   Telefonaktiebolaget LM
     Ericsson Cl. B# ...........................   210,660            5,566,643
                                                                   ------------
                                                                     12,689,854
                                                                   ------------
SWITZERLAND -- 10.7%
   Nestle S.A.  ................................     2,120            4,001,353
   Novartis AG Registered
     Shares# ...................................     7,589           13,312,933
   Roche Holding AG ............................     1,412           17,880,695
   Swiss Reinsurance Group
     Registered Shares .........................     1,787            4,001,777
   Swisscom AG**# ..............................    27,713           10,958,517
   United Bank of Switzerland
     S.A.  .....................................    38,949           12,122,341
   Zurich Allied AG ............................    16,630           11,040,302
                                                                   ------------
                                                                     73,317,918
                                                                   ------------
UNITED KINGDOM -- 24.2%
   Allied Zurich plc** .........................   262,475            3,874,769
   Bank of Scotland ............................   683,956            9,883,192
   BP Amoco plc ................................   562,915            8,016,912
   British Telecommunications
     plc .......................................   366,467            6,346,336
   Cable & Wireless
     Communications plc** ......................   525,900            6,234,439
   COLT Telecom Group plc** ....................   207,360            3,845,108
   Compass Group plc ........................... 1,190,433           14,713,073
   Dixons Group plc ............................   629,557           11,865,594
   Energis plc** ...............................   114,100            2,741,823
   Glaxo Wellcome ..............................   531,024           16,937,446
   LLoyds TSB Holdings Group
     plc .......................................   614,980            8,812,596
   National Grid Group plc ..................... 1,311,713            9,477,153
   Orange plc** ................................   536,278            7,762,125
   Railtrack Group plc .........................   392,131            9,749,569
   SmithKline Beecham plc ...................... 1,107,694           15,598,094
   Synstar plc** ...............................   517,710            1,314,554
   Unilever plc ................................   388,446            3,733,743
   Vodafone Group plc .......................... 1,027,735           18,851,655
   WPP Group plc ...............................   750,075            5,936,004
                                                                   ------------
                                                                    165,694,185
                                                                   ------------
   TOTAL COMMON STOCKS,
     WARRANTS AND RIGHTS
     (Cost $592,463,004) .......................                   $671,804,705
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------         -------------
PREFERRED STOCK -- 0.0%
ISRAEL -- 0.0%
   Geotek Communications,
     Inc.** ....................................       600         $         --
                                                                   ------------
     (Cost $6,000,000)

                                                     PAR
                                                    (000)
                                                   -------
SHORT-TERM INVESTMENT -- 5.1%
     BBH Grand Cayman U.S.
     Dollar Time Deposit
     4.250% 03/01/99 ........................... $  34,627         $ 34,627,000
                                                                   ------------
     (Cost $34,627,000)

   TOTAL INVESTMENTS -- 103.2%
     (Cost $633,090,004*) ......................                   $706,431,705

   LIABILITIES IN EXCESS OF
     OTHER ASSETS-- (3.2%) .....................                    (21,661,704)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $684,770,001
                                                                   ============

 * Cost for Federal income tax purposes at February 28, 1999 is $634,138,530. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation ....................................... $ 93,261,567
        Gross Depreciation ....................................... (20,968,392)
                                                                   ------------
        Net Appreciation ......................................... $ 72,293,175
                                                                   ============
** Non-income producing securities.
 # Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS

ADR ...............................................American Depository Receipts
CPS ..................................................Currency Protected Shares

                 See Accompanying Notes to Financial Statements.

                     WARBURG PINCUS EMERGING MARKETS II FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Emerging Markets II Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $11.44, compared to an NAV of $10.44 on August 31, 1998. As a result, the Institutional shares' total return was 11.6% (assuming the reinvestment of dividends and distributions totaling $0.21 per share). By comparison, the MSCI Emerging Markets Free Index (the"EMF") returned 24.7% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $11.48, compared to an NAV of $10.48 on August 31, 1998. As a result the Common shares' total return was 11.4% (assuming the reinvestment of dividends and distributions totaling $0.19 per share). By comparison, the EMF returned 24.7% during the same period.

The Fund underperformed its EMF benchmark primarily due to a combination of two factors. These were our underweighting (i.e., relative to EMF) of those Asian markets that vigorously rallied in the final months of 1998; and our decision to maintain a level of cash reserves that was, in retrospect, too high.

[BULLET] ASIA. We significantly underweighted Asian markets due to our belief that a macroeconomic recovery in the region was not yet sustainable. This was best illustrated by the period's rally in South Korea: we were caught off-guard by the speed and extent to which investor optimism returned to the Korean market, despite the nation's relatively limited improvement in macroeconomic fundamentals.

[BULLET] CASH. Our caution about Asia prompted us to hold a high level of cash in reserve. Given the better environment for Asian equities, this served to hurt the Fund's overall results.

In closing, we would like to point out that the Fund's performance relative to EMF has markedly improved since the start of 1999. In part, this is because of weakness in several of the markets that we had previously underweighted.

Thank you for your support, and please feel free to call upon us at any time if you have questions.

Sincerely yours,

Credit Suisse Asset Management Emerging Market Equity Management Team

William P. Sterling, Head of Global Equity and Managing Director
Richard W. Watt, Head of Emerging Markets and Managing Director
Steven D. Bleiberg, Managing Director
Emily Alejos, Director
Robert Hrabchak, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING MARKETS INVESTMENTS.

                     WARBURG PINCUS EMERGING MARKETS II FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS EMERGING MARKETS II INSTITUTIONAL SHARES AND THE MSCI EMERGING MARKETS FREE INDEX 1 FROM INCEPTION (1/29/93) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WARBURG PINCUS             MSCI EMERGING
              EMERGING MARKETS II           MARKETS FREE
              INSTITUTIONAL SHARES             INDEX
02/01/93           $10,000                    $10,000
02/28/93             9,967                     10,159
05/31/93            10,707                     10,923
08/31/93            12,253                     12,443
11/30/93            14,507                     14,648
02/28/94            16,908                     17,058
05/31/94            14,691                     15,724
08/31/94            16,664                     18,257
11/30/94            15,722                     17,189
02/28/95            11,347                     13,765
05/31/95            12,552                     15,243
08/31/95            12,594                     15,263
11/30/95            11,718                     14,349
02/29/96            12,863                     15,795
5/31/96             13,743                     16,481
8/31/96             13,013                     15,846
11/30/96            13,164                     15,817
2/28/97             14,790                     17,699
5/31/97             14,460                     17,759
8/31/97             14,094                     16,573
11/30/97            12,559                     13,717
2/28/98             12,767                     14,298
5/31/98             11,520                     12,734
8/31/98              8,039                      8,360
11/30/98             9,110                     10,644
2/28/99              8,970                     10,420

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS EMERGING MARKETS II COMMON SHARES AND THE MSCI EMERGING MARKETS FREE INDEX 1 FROM INCEPTION (11/1/96) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WARBURG PINCUS             MSCI EMERGING
              EMERGING MARKETS II           MARKETS FREE
                 COMMON SHARES                 INDEX
11/01/96           $10,000                    $10,000
11/30/96            10,171                     10,106
02/28/97            11,394                     11,309
05/31/97            11,134                     11,347
08/31/97            10,841                     10,589
11/30/97             9,652                      8,765
02/28/98             9,818                      9,135
05/31/98             8,867                      8,136
08/31/98             6,195                      5,341
11/30/98             7,016                      6,800
02/28/99             6,900                      6,657

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Morgan Stanley Emerging Markets Free Index is an unmanaged index (with no defined investment objective) of equities that include reinvestment of dividends and is compiled by Morgan Stanley Capital International.

                     WARBURG PINCUS EMERGING MARKETS II FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------         ------------
COMMON STOCKS,
WARRANTS AND RIGHTS -- 88.2%
ARGENTINA -- 5.1%
   Perez Companc S.A.** ........................    32,577         $    132,637
   Telefonica de Argentina S.A.
     ADR .......................................    11,109              324,938
   YPF S.A. ADR ................................    15,700              455,300
                                                                   ------------
                                                                        912,875
                                                                   ------------
BRAZIL -- 6.7%
   Companhia Cervejaria Brahma .................   568,673              215,174
   Companhia Cervejaria Brahma
     ADR .......................................     6,300               48,037
   Companhia Vale do Rio Doce
     PN ........................................    17,597              225,259
   Companhia Vale do Rio Doce
     PN Cl. B ..................................    39,000                   --
   Seara Alimentos ............................. 45,623,768                  --
   Serrana S.A. ON .............................    10,210                2,458
   Serrana S.A. PN .............................    12,175                2,692
   Telecomunicacoes Brasileiras
     S.A. PN Block# ............................     7,284              470,273
   Telecomunicacoes de Sao
     Paulo, S.A. PN ............................ 2,538,047              237,055
   Telecomunicacoes do Rio de
     Janeiro S.A. PN ...........................     8,733                  144
                                                                   ------------
                                                                      1,201,092
                                                                   ------------
CHILE -- 3.2%
   Chilectra S.A. ADR ..........................     5,317              104,853
   Compania de Telecomunicaciones
     de Chile S.A. ADR .........................    12,002              265,544
   Distribucion Y Servicio D & S
     S.A. ADR** ................................     6,387               71,455
   Embotelladora Andina S.A.
     ADR, Series B .............................     4,400               51,150
   Empresa Nacional de
     Electricidad S.A.  ADR ....................     5,858               73,957
   Enersis S.A. ADR ............................       400                9,750
                                                                   ------------
                                                                        576,709
                                                                   ------------
COLOMBIA -- 0.0%
   Cementos Paz del Rio  ADR** .................       118                  797
                                                                   ------------
CROATIA -- 0.9%
   Pliva D.D. GDR 144A .........................     9,900              162,155
                                                                   ------------
CHINA -- 0.7%
   China Steel Corp. GDR .......................    10,500              118,125
                                                                   ------------
CZECH REPUBLIC -- 0.6%
   SPT Telecom A.S. ............................     9,823              111,030

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------         -------------
EGYPT -- 1.8%
   Al-Ahram Beverages Co.,
      S.A.E. 144A GDR** ........................     3,450         $    115,455
   Ameriyah Cement Co. .........................     2,050               37,621
   Eastern Co. for Tobacco &
     Cigarettes ................................     1,380               40,660
   Madinet Nasr For Housing &
     Development Co. ...........................        25                  898
   Misr International Bank S.A.E.
     GDR** .....................................     9,151              124,466
                                                                   ------------
                                                                        319,100
                                                                   ------------
GREECE -- 9.2%
   Alpha Credit Bank ...........................     3,112              357,280
   Hellenic Telecommunications
     Organization  ADR .........................    13,639              182,435
   Intracom S.A. ...............................     4,122              297,442
   National Bank of Greece S.A. ................     8,172              597,774
   Panafon Hellenic Telecom
     S.A.** ....................................     6,882              219,538
                                                                   ------------
                                                                      1,654,469
                                                                   ------------
HUNGARY -- 2.1%
   Matav RT ADR** ..............................     6,661              181,512
   MOL Magyar Olaj - es Gazipari
     Rt. GDR 144A** ............................     5,300              130,458
   OTP Bank RT GDR .............................     1,750               69,562
                                                                   ------------
                                                                        381,532
                                                                   ------------
INDIA -- 5.5%
   Bharat Heavy Electricals Ltd.
     Participation Notes** .....................    25,135              140,768
   Hindustan Petroleum Corporation
     Ltd. Participation Notes ..................    32,400              157,160
   ITC Agro-Tech, Ltd. GDR** ...................     7,300              132,572
   Larsen & Toubro Ltd.
     Participation Notes .......................     2,093                8,970
   Mahanagar Telephone Nigam
     Ltd. 144A GDR** ...........................     8,500               63,299
   Mahindra & Mahindra Ltd.
     Participation Notes .......................     1,750                9,739
   Morgan Stanley India Investment
     Fund, Inc.** ..............................    46,076              374,368
   Reliance Industries Ltd. 144A
     GDR** .....................................    16,594              108,409
                                                                   ------------
                                                                        995,285
                                                                   ------------
INDONESIA -- 0.0%
   P.T. Bank International
     Indonesia** ...............................         2                   --
   PT Bank Dagang Nasional
     Indonesia Warrants**,*** ..................       400                   --
                                                                   ------------
                                                                             --
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
ISRAEL -- 5.2%
   Bank Hapoalim Ltd. ..........................    99,635         $    193,067
   Bezeq Israeli Telecommunication
     Corporation Ltd. ..........................    44,120              154,193
   ECI Telecommunications Ltd. .................     1,310               48,143
   Formula Systems Ltd.** ......................     1,700               44,034
   Gilat Satellite Networks Ltd.
     ADR** .....................................     1,529               90,593
   Koor Industries Ltd.,  ADR ..................     9,600              181,800
   Makhteshim-Agan Industries
     Ltd.** ....................................    48,173              101,920
   Supersol Ltd. ...............................    29,849               75,693
   Teva Pharmaceutical Industries
     Ltd., ADR .................................     1,000               40,438
                                                                   ------------
                                                                        929,881
                                                                   ------------
MEXICO -- 10.0%
   Cementos Mexicanos S.A. de
     C.V. ......................................     3,425                9,882
   Cementos Mexicanos S.A. de
     C.V. Cl. B ................................    60,049              186,003
   Cifra S.A. de C.V. Class V
     ADR**# ....................................    24,569              311,955
   Corporacion Industrial SanLuis
     S.A. de C.V. CPO ..........................       287                  325
   Fomento Economico Mexicano,
     S.A. de C.V. ADR** ........................     9,018              237,302
   Grupo Modelo S.A. de
     C.V. Cl. C** ..............................    78,682              175,732
   Grupo Televisa S.A. de
     C.V. GDS ..................................     7,371              207,309
   Kimberly-Clark de Mexico
     S.A. de C.V. Cl. A** ......................    74,228              230,673
   Telefonos de Mexico S.A.
     ADR .......................................     7,661              438,113
                                                                   ------------
                                                                      1,797,294
                                                                   ------------
PERU -- 0.4%
   Telefonica del Peru
     S.A. ADR** ................................     6,800               80,325
                                                                   ------------
PHILIPPINES -- 1.3%
   Ayala Land, Inc. ............................   260,016               76,770
   Philippine Long Distance
     Telephone Company ADR .....................     6,771              160,811
                                                                   ------------
                                                                        237,581
                                                                   ------------
POLAND -- 2.4%
   Bank Rozwoju Eksportu S.A. ..................     2,498               42,425
   Elektrim Spolka Akcyjna S.A. ................    18,692              192,368
   Prokom Software GDR .........................     4,000               63,372
   Telekomunikacja Polska
     GDR** .....................................    26,650              140,512
                                                                   ------------
                                                                        438,677
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
SINGAPORE -- 4.4%
   Natsteel Electronics Ltd. ...................    43,000         $    119,859
   Oversea-Chinese Banking Corp.
     Ltd.*** ...................................    34,400              229,729
   Singapore Airlines Ltd.*** ..................    13,341               98,390
   Singapore Press Holdings Ltd. ...............     9,239              105,158
   Singapore Telecommunications
     Ltd. ......................................   111,000              157,924
   Venture Manufacturing .......................    20,200               85,045
                                                                   ------------
                                                                        796,105
                                                                   ------------
SOUTH AFRICA -- 8.1%
   BOE Corporation Ltd. ........................   223,636              171,472
   C.G. Smith Ltd. .............................   106,162              252,766
   Gold Fields Ltd. ............................    23,406              125,436
   Liberty Life Association of
     Africa Limited ............................    13,766              189,546
   Nedcor Limited ..............................     8,287              167,746
   Sanlam Limited** ............................   173,474              123,770
   South African Breweries
     Limited ...................................    30,062              436,735
                                                                   ------------
                                                                      1,467,471
                                                                   ------------
SOUTH KOREA -- 7.7%
   Korea Electric Power Corp. ..................     8,560              202,194
   L.G. Electronics ............................    12,490              126,074
   Pohang Iron & Steel Company,
     Ltd. ADR ..................................    12,130              189,531
   Samsung Electronics Co. .....................     7,100              500,221
   Samsung Fire and Marine
     Insurance .................................       710              226,318
   SK Telecom Co. Ltd. ADR**# ..................    14,685              148,690
                                                                   ------------
                                                                      1,393,028
                                                                   ------------
TAIWAN -- 7.6%
   Morgan Stanley Taiwan Opals .................    10,815            1,045,378
   Taiwan Semiconductor
     Manufacturing Co., Ltd.
     ADR# ......................................     9,050              175,909
   Winbond Electronics Corp. ...................    12,142              155,262
                                                                   ------------
                                                                      1,376,549
                                                                   ------------
THAILAND -- 1.7%
   Advanced Information Services
     Public Co., Ltd.*** .......................    11,173               77,840
   Bangkok Expressway Public
     Co., Ltd.*** ..............................    72,195               53,682
   Electricity Generating Public
     Co., Ltd.*** ..............................    24,079               52,261
   PTT Exploration & Production
     Public Co., Ltd.*** .......................     8,400               54,920
   Siam City Cement Public Co.,
     Ltd.*** ...................................     3,342               69,132
                                                                   ------------
                                                                        307,835
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

               WARBURG PINCUS EMERGING MARKETS II FUND (CONCLUDED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
TURKEY -- 3.6%
   Akbank T.A.S. ............................... 3,523,200         $     95,379
   Dogan Sirketler Grubu Holding
     A.S. ...................................... 7,653,600               73,382
   Haci Omer Sabanci Holdings
     144A** ....................................    22,369              130,890
   Migros Turk T.A.S. ..........................   121,282              157,325
   Tupras-Turikye Petrol
     Rafinerileri A.S. ......................... 1,750,939              112,330
   Yapi Ve Kredi Bankasi A.S. .................. 5,087,470               88,948
                                                                   ------------
                                                                        658,254
                                                                   ------------
   TOTAL COMMON STOCKS,
     WARRANTS AND RIGHTS
     (Cost $16,683,911) ........................                   $ 15,916,169
                                                                   ------------

                                                     PAR
                                                    (000)
                                                   -------
SHORT-TERM INVESTMENT -- 9.5%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.250% 03/01/99 ...........................   $ 1,716         $  1,716,000
                                                                   ------------
     (Cost $1,716,000)

   TOTAL INVESTMENTS -- 97.7%
     (Cost $18,399,911*) .......................                   $ 17,632,169

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 2.3% .....................                        413,265
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $ 18,045,434
                                                                   ============

   * Cost for Federal income tax purposes at February 28, 1999 is $19,268,307. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................... $    947,710
        Gross Depreciation .......................................   (2,583,848)
                                                                   ------------
        Net Depreciation ......................................... $ (1,636,138)
                                                                   ============

  ** Non-income producing securities.
 *** Denotes foreign shares.
   # Security or a portion thereof is out on loan.


                            INVESTMENT ABBREVIATIONS

ADR ................................................American Depository Receipts
ADS ..................................................American Depository Shares
GDR ..................................................Global Depository Receipts

                 See Accompanying Notes to Financial Statements.

                       WARBURG PINCUS EUROPEAN EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus European Equity Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional and Common shares each was $9.56, compared to an NAV of $10.00 at their inception of investment operations on January 28, 1999. As a result, the total return of the Fund's Institutional and Common shares were both down 4.40%. By comparison, the MSCI Europe Index 1 (the "Index") declined 2.4% during the same period.

Essentially, the Fund underperformed the Index benchmark because we took an overly defensive approach in structuring the portfolio. We did so out of concern that economic growth and corporate earnings in Europe would slow down in 1999, as well as our expectation that investors would take profits after European markets enjoyed robust gains in 1998. We thus overweighted the portfolio relative to the Index in defensive industry sectors such as utilities, food, pharmaceuticals and telecommunications.

Returns in three countries contributed most negatively to the Fund's overall performance. We underweighted the United Kingdom, which was one of the best-performing European markets during the period, and emphasized defensive sectors there at a time when growth-oriented companies were most popular. Similarly defensive stock selection also hurt results in France and Switzerland.

Since February 28, we have revised our country and sector allocations to become less defensive and better-positioned to capture the potential appreciation that we see in many European markets.

As other developments occur in the European equity markets or at Credit Suisse Asset Management, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management International Equity Management Team

William P. Sterling, Head of Global Equities and Managing Director Steven D. Bleiberg, Managing Director
Richard W. Watt, Head of Emerging Markets and Managing Director
Emily Alejus, Director
Robert B. Hrabchack, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES IN EUROPE, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.

1  The  Morgan  Stanley   Capital   International   Europe  Index  is  a  market
   capitalization-weighted   index  of  15  European  countries.  The  index  is
   calculated on a total return basis with net dividends reinvested.

                       WARBURG PINCUS EUROPEAN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCKS -- 96.8%
DENMARK -- 1.4%
   Tele Danmark A/S Cl. B# .....................     3,167         $    380,646
                                                                   ------------
FINLAND -- 2.9%
   Nokia Oyj Cl. A .............................     5,749              786,315
                                                                   ------------
FRANCE -- 18.5%
   Accor S.A. ..................................       652              151,729
   Alcatel .....................................     3,113              334,882
   AXA S.A. ....................................     3,620              472,075
   Canal Plus ..................................     1,096              342,398
   Cap Gemini S.A. .............................     2,148              371,365
   Carrefour S.A. ..............................       594              423,173
   Compagnie de Saint-Gobain ...................     2,640              410,349
   Etablissements Economiques du
     Casino Guichard-Perrachon
     S.A. ......................................     1,094              100,515
   Groupe Danone ...............................     1,129              281,200
   Sanofi S.A. .................................     1,242              218,545
   STMicroelectronics N.V.** ...................     4,622              411,723
   Suez Lyonnaise des Eaux .....................     3,668              733,205
   Total S.A. Cl. B ............................     2,944              307,007
   Valeo S.A. ..................................     1,815              151,717
   Vivendi .....................................     1,410              367,595
                                                                   ------------
                                                                      5,077,478
                                                                   ------------
GERMANY -- 4.4%
   Allianz AG Holding Registered
     Shares ....................................       813              241,850
   Mannesmann AG ...............................     5,823              787,488
   Metro AG ....................................     2,601              182,729
                                                                   ------------
                                                                      1,212,067
                                                                   ------------
IRELAND -- 2.1%
   Allied Irish Banks plc ......................    32,436              563,793
                                                                   ------------
ITALY -- 13.9%
   Assicurazioni Generali S.p.A. ...............    13,058              504,552
   Credito Italiano# ...........................    87,140              458,183
   Istituto Bancario San Paolo di
     Torino S.p.A. .............................    24,814              433,092
   Olivetti S.p.A.**# ..........................   101,588              312,239
   Seat S.p.A. .................................   713,617              936,094
   Telecom Italia S.p.A. .......................    35,250              371,077
   Telecom Italia Savings Shares
     S.p.A. ....................................   118,075              797,112
                                                                   ------------
                                                                      3,812,349
                                                                   ------------
NETHERLANDS -- 8.5%
   AEGON N.V. ..................................     2,414              252,002
   ASM Lithography Holding
     N.V.** ....................................     4,848              199,297
   Equant N.V.** ...............................     8,233              593,759
   Heineken N.V. ...............................     2,209              115,422
   Koninklijke Numico N.V. .....................     5,975              278,749
   Koninklijke Philips Electronics
     N.V. ......................................     2,241              156,208

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
NETHERLANDS -- (CONTINUED)
   TNT Post Group N.V. .........................     6,886         $    235,457
   VNU Verenigd Bezit ..........................     4,339              178,372
   Wolters Kluwer N.V. .........................     1,659              319,602
                                                                   ------------
                                                                      2,328,868
                                                                   ------------
SPAIN -- 2.3%
   Argentaria Caja Postal y Banco
     Hipotecario de Espana S.A. ................    25,950              620,984
   Telefonica S.A. .............................        31                1,416
                                                                   ------------
                                                                        622,400
                                                                   ------------
SWEDEN -- 1.9%
   Skandia Forsakrings AB ......................    17,754              325,375
   Telefonaktiebolaget L M.
     Ericsson Cl. B ............................     7,674              202,784
                                                                   ------------
                                                                        528,159
                                                                   ------------
SWITZERLAND -- 12.1%
   Nestle S.A. .................................        91              171,756
   Novartis AG Registered Shares ...............       333              584,162
   Roche Holding AG ............................        75              949,754
   Swiss Reinsurance Group
     Registered Shares .........................        76              170,193
   Swisscom AG .................................     1,148              453,952
   United Bank of Switzerland
     S.A. ......................................     1,701              529,413
   Zurich Allied AG ............................       689              457,412
                                                                   ------------
                                                                      3,316,642
                                                                   ------------
UNITED KINGDOM -- 28.8%
   Allied Zurich plc** .........................    10,790              159,287
   Bank of Scotland ............................    31,138              449,945
   BG plc ......................................    43,972              258,879
   BP Amoco plc ................................    19,809              282,115
   British Telecommunications
     plc .......................................    15,574              269,705
   Cable & Wireless
     Communications plc** ......................    19,677              233,267
   COLT Telecom Group plc** ....................     8,417              156,078
   Compass Group plc ...........................    50,150              619,825
   Dixons Group plc ............................    27,625              520,663
   Energis plc** ...............................     4,513              108,447
   Glaxo Wellcome ..............................    41,772            1,332,352
   LLoyds TSB Holdings Group
     plc .......................................    26,537              380,272
   National Grid Group plc .....................    55,002              397,391
   Orange plc** ................................    23,365              338,187
   Railtrack Group plc .........................    16,697              415,138
   SmithKline Beecham plc ......................    46,913              660,609
   Synstar plc** ...............................    20,420               51,850
   Unilever plc ................................    14,881              143,036
   Vodafone Group plc ..........................    46,072              845,094
   WPP Group plc ...............................    34,338              271,747
                                                                   ------------
                                                                      7,893,887
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $27,657,073) ........................                   $ 26,522,604
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                 WARBURG PINCUS EUROPEAN EQUITY FUND (CONCLUDED)

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
SHORT-TERM INVESTMENT -- 8.7%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.250% 03/01/99 ........................... $   2,394         $  2,394,000
                                                                   ------------
     (Cost $2,394,000)

   TOTAL INVESTMENTS -- 105.5%
     (Cost $30,051,073*) .......................                   $ 28,916,604

   LIABILITIES IN EXCESS OF
     OTHER ASSETS-- (5.5%) .....................                    (1,518,899)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $ 27,397,705
                                                                   ============

   * Also cost for Federal income tax purposes at February 28, 1999. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................... $    327,807
        Gross Depreciation .......................................   (1,462,276)
                                                                   ------------
        Net Depreciation ......................................... $ (1,134,469)
                                                                   ============

  ** Non-income producing securities.
   # Security or a portion thereof is out on loan.

                 See Accompanying Notes to Financial Statements.

                      WARBURG PINCUS U.S. CORE EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus U.S. Core Equity Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $18.46, compared to an NAV of $21.73 on August 31, 1998. As a result, the Institutional shares' total return was thus 30.2% (assuming the reinvestment of dividends and distributions totaling $9.78 per share). By comparison, the Standard & Poor's 500 Index (the "Index") returned 30.3% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $18.44, compared to an NAV of $25.22 at their inception of investment operations on October 30, 1998. The Common shares' total return between October 30, 1998 and February 28, 1999 thus was 12.1% (assuming the reinvestment of dividends and distributions totaling $9.78 per share). By comparison, the Index returned 13.2% during the same period.

Overall, the Fund performed in line with the Index benchmark. In the first half of the fiscal half-year, the Fund outperformed, as investors returned to a more rational, value-based approach after months of aggressive buying and the harsh sell-off of August and September 1998. Our emphasis on valuation and earnings strength proved particularly effective.

In the second half, however, the Fund underperformed, as the market became heavily momentum-oriented and the technology sector -- notably gravity-defying Internet companies -- led stocks to new highs. In this type of environment, stocks noT favored by momentum buyers tended to generate returns lower than the market. Our ongoing bias toward companies offering attractive valuations and earnings strength performed accordingly.

Among the Fund's top-performing holdings during the period were Microsoft Corporation, which was reasonably valued compared to its technology peers and produced better-than-expected earnings; Kroger Co., a major supermarket operator whose above-average earnings growth reflected its focus on controlling costs; and Ford Motor, which carried a reasonable valuation and benefited from operating efficiencies and strong truck sales.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equity Management Team

William W. Priest, Jr., CEO and Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

                      WARBURG PINCUS U.S. CORE EQUITY FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS U.S. CORE EQUITY INSTITUTIONAL SHARES AND THE S&P 500 INDEX 1 FROM INCEPTION (9/1/94) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WARBURG PINCUS
                U.S. CORE EQUITY              S&P 500
              INSTITUTIONAL SHARES             INDEX
09/01/94           $10,000                    $10,000
11/30/94             9,553                      9,615
02/28/95            10,251                     10,398
05/31/95            11,103                     11,455
08/31/95            11,975                     12,149
11/30/95            12,746                     13,168
02/29/96            13,940                     14,007
5/31/96             14,383                     14,720
8/31/96             14,080                     14,421
11/30/96            16,150                     16,837
2/28/97             16,786                     17,672
5/31/97             17,943                     19,049
8/31/97             19,476                     20,275
11/30/97            20,466                     21,625
2/28/98             22,899                     23,838
5/31/98             23,112                     24,880
8/31/98             20,097                     21,917
11/30/98            24,804                     26,754
2/28/99             26,161                     28,560

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.

                      WARBURG PINCUS U.S. CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCKS -- 98.7%
AGRICULTURE -- 1.2%
   Archer-Daniels-Midland ......................    53,300         $    806,162
                                                                   ------------
AUTOMOTIVE -- 3.8%
   Ford Motor ..................................    43,400            2,574,162
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICING-- 12.3%
   BMC Software, Inc.** ........................    46,300            1,892,512
   Cisco Systems, Inc.** .......................    12,800            1,252,000
   Dell Computer Corp.** .......................    10,400              833,300
   EMC Corp.** .................................    11,800            1,208,025
   Microsoft Corporation** .....................    21,200            3,182,650
                                                                   ------------
                                                                      8,368,487
                                                                   ------------
CONGLOMERATES -- 5.1%
   General Electric Co. ........................    34,400            3,450,750
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS-- 3.5%
   Fluor Corp.# ................................    27,300              960,619
   Sherwin Williams Co. ........................    59,900            1,441,344
                                                                   ------------
                                                                      2,401,963
                                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.4%
   Clorox Company ..............................     9,600            1,135,800
   Newell Co. ..................................    27,000            1,147,500
                                                                   ------------
                                                                      2,283,300
                                                                   ------------
ELECTRONICS -- 4.7%
   Intel Corp. .................................    26,500            3,178,344
                                                                   ------------
ENERGY & OIL EXPLORATION -- 8.1%
   Apache Corp. ................................    69,700            1,389,644
   DTE Energy ..................................    43,400            1,714,300
   Edison International ........................    24,300              619,650
   Exxon Corporation ...........................    13,200              878,625
   Unocal Corp. ................................    31,500              887,906
                                                                   ------------
                                                                      5,490,125
                                                                   ------------
FINANCIAL SERVICES -- 17.3%
   Allstate Corporation ........................    19,500              731,250
   Chase Manhattan Corp. (The) .................    11,000              875,875
   Lehman Brothers Holdings
     Inc. ......................................    41,100            2,178,300
   Merrill Lynch ...............................    22,100            1,696,175
   National City Corp. .........................    29,500            2,061,312
   SLM Holding Corp. ...........................    37,300            1,599,238
   Transamerica Corp. ..........................    36,400            2,641,275
                                                                   ------------
                                                                     11,783,425
                                                                   ------------
FOOD & BEVERAGE -- 1.5%
   McDonald's Corp. ............................    11,900            1,011,500
                                                                   ------------
HEALTH CARE -- 2.8%
   Medtronic, Inc. .............................    27,400            1,935,125
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 5.2%
   Dover Corporation ...........................    42,500            1,445,000
   Illinois Tool Works, Inc. ...................    30,100            2,069,375
                                                                   ------------
                                                                      3,514,375
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
METALS & MINING -- 1.8%
   Aluminum Company of
     America# ..................................    31,000         $  1,255,500
                                                                   ------------
PHARMACEUTICALS -- 9.6%
   Bristol-Myers Squibb ........................    14,800            1,863,875
   Merck & Co. .................................    28,500            2,329,875
   Schering-Plough .............................    28,000            1,566,250
   Warner Lambert Co. ..........................    10,700              738,969
                                                                   ------------
                                                                      6,498,969
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 2.9%
   Gannett Company, Inc. .......................    31,200            1,981,200
                                                                   ------------
RETAIL -- 8.3%
   Kroger Co. ..................................    34,700            2,244,656
   Wal-Mart Stores# ............................    39,200            3,385,900
                                                                   ------------
                                                                      5,630,556
                                                                   ------------
TELECOMMUNICATIONS -- 7.2%
   Ameritech Corp. .............................    40,700            2,660,763
   BellSouth Corp. .............................    18,000              832,500
   Sprint Corp. ................................    16,300            1,398,744
                                                                   ------------
                                                                      4,892,007
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $59,266,950) ........................                   $ 67,055,950
                                                                   ------------

                                                     PAR
                                                    (000)
                                                   -------
SHORT-TERM INVESTMENT -- 1.4%
   BBH Grand Cayman U.S.
     Dollar Time Deposit
     4.250% 03/01/99 ...........................    $  969         $    969,000
                                                                   ------------
     (Cost $969,000)

   TOTAL INVESTMENTS -- 100.1%
     (Cost $60,235,950*) .......................                   $ 68,024,950

   LIABILITIES IN EXCESS OF
     OTHER ASSETS-- (0.1%) .....................                        (66,643)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $ 67,958,307
                                                                   ============

   * Cost for Federal income tax purposes at February 28, 1999 is $60,242,867. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................... $  9,813,128
        Gross Depreciation .......................................   (2,031,045)
                                                                   ------------
        Net Appreciation ......................................... $  7,782,083
                                                                   ============

  ** Non-income producing securities.
   # Security or a portion thereof is out on loan.

                 See Accompanying Notes to Financial Statements.

                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are pleased to report on the results of the Warburg Pincus Global Telecommunications Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund was $31.17, compared to an NAV of $20.54 on August 31, 1998. As a result, the Fund's total return was 66.9% (assuming the reinvestment of dividends and distributions totaling $2.84 per share). By comparison, the MSCI Telecommunications Index returned 38.2% during the same period.

We attribute the Fund's outstanding performance to a combination of two factors. The first was our decision to substantially overweight the portfolio's exposure to developed markets relative to emerging markets. Although most of the latter enjoyed vigorous rallies in the fiscal half-year, their telecom stocks did not generally perform as well as those in the developed world. We diversified the portfolio's developed holdings across North America and Europe, and largely avoided Japan and the other major Asian markets.

The second positive contributor to performance was stock selection. Within North America and Europe, we emphasized the shares of companies in the wireless, electronic commerce, Internet and data networking sectors. Notably strong performers included America Online, Yahoo, Inc. and Lucent Technologies in the U.S.; JDS Fitel Inc. in Canada; Nokia Corp. in Finland; Mannesmann AG in Germany; Olivetti S.p.A. in Italy; and COLT Telecom Group and Vodafone in the United Kingdom.

There were several bright spots in the Fund's emerging markets allocation as well. Our holdings in OTE, Greece's largest telecom provider, disproportionately benefited from the period's enthusiastic buying in the Greek market. In Mexico, we focused on Telefonos de Mexico, which participated in the overall buoyancy of Mexican stocks. We also fared well with our ongoing position in Global TeleSystems Group Inc., a young company that provides a broad range of telecom services throughout Western and Central Europe.

As developments occur in the telecommunications industry or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Global Telecommunications Management Team

William P. Sterling, Managing Director
Steven D. Bleiberg, Managing Director
Richard W. Watt, Managing Director
James A. Abate, Director
Stephen R. Waite, Director
Emily Alejos, Director
Robert B. Hrabchak, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TELECOMMUNICATIONS, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT SEEK CAPITAL APPRECIATION BY INVESTING IN A BROADER MIX OF ISSUES. MORE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES AND THE SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH A SINGLE-INDUSTRY FUND, IS PROVIDED IN THE PROSPECTUS.

                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS GLOBAL TELECOMMUNICATIONS COMMON SHARES AND THE MSCI TELECOMMUNICATIONS INDEX 1 FROM INCEPTION (12/4/96) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               WARBURG PINCUS
                   GLOBAL                  MORGAN STANLEY
             TELECOMMUNICATIONS            COMPOSITE INDEX
                   FUND                  TELECOMMUNICATIONS
12/04/96           $10,000                    $10,000
02/28/97            10,787                     10,253
05/31/97            11,460                     10,727
08/31/97            11,533                     10,729
11/30/97            12,859                     12,107
02/28/98            15,178                     13,864
05/31/98            16,664                     15,022
08/31/98            14,461                     15,079
11/30/98            19,460                     17,255
02/28/99            24,138                     20,840

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Morgan Stanley Telecommunications Index is an unmanaged index (with no defined investment objective) of telecommunciations equities that include reinvestment of dividends and is compiled by Morgan Stanley Capital International.

                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCKS -- 80.9%
BELGIUM -- 1.3%
   Telinfo NV ..................................       550         $     87,180
                                                                   ------------
BRAZIL -- 11.5%
   Telecomunicacoes Brasileiras
   S.A. ADR** ..................................    12,300              794,119
                                                                   ------------
CANADA -- 4.9%
   BCE, Inc. ...................................     1,017               41,125
   JDS Fitel Inc.** ............................     4,400              188,003
   Teleglobe, Inc. .............................     1,469               45,932
   Teleglobe, Inc. ADR .........................     2,119               66,484
                                                                   ------------
                                                                        341,544
                                                                   ------------
FINLAND -- 1.1%
   Nokia Corp. ADR .............................       550               74,594
                                                                   ------------
GERMANY -- 1.2%
   Mannesmann AG ...............................       619               83,712
                                                                   ------------
GREECE -- 1.6%
   Panafon Hellenic Telecom
     SA** ......................................     3,520              112,289
                                                                   ------------
ITALY -- 4.5%
   Olivetti S.p.A.** ...........................    16,879               51,879
   Telecom Italia S.p.A. .......................    12,624              132,893
   Telecom Italia Savings Shares
     S.p.A. ....................................    18,660              125,972
                                                                   ------------
                                                                        310,744
                                                                   ------------
JAPAN -- 4.2%
   Nippon Telegraph & Telephone
     Corp. .....................................        35              288,495
                                                                   ------------
NETHERLANDS -- 3.6%
   Equant N.V.** ...............................     3,484              251,264
                                                                   ------------
SWEDEN -- 0.8%
  Telefonaktiebolaget L.M.
    Ericsson ADR ...............................     2,054               53,404
                                                                   ------------
UNITED KINGDOM -- 8.8%
   ARM Holdings plc** ..........................     4,311              165,231
   COLT Telecom Group plc
     ADR** .....................................     4,063              302,693
   Energis plc** ...............................     3,666               88,094
   Orange plc** ................................     3,885               56,232
                                                                   ------------
                                                                        612,250
                                                                   ------------
UNITED STATES -- 37.4%
   Airtouch Communications,
     Inc.** ....................................     1,016               92,519
   America Online** ............................     2,304              204,912
   At Home Corp. Series A**# ...................     1,174              124,591
   AT&T Corp. ..................................     1,572              129,100
   Broadcom Corp. Cl. A** ......................     1,312               78,966
   Century Communications Corp.
     Cl. A** ...................................     3,681              127,685

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
UNITED STATES -- (CONTINUED)
   Cisco Systems** .............................     1,497         $    146,425
   Comcast Corp. - Special Cl. A ...............     1,152               81,720
   Global Crossing Ltd.** ......................     1,421               83,839
   Global Telesystems Group,
     Inc.**# ...................................     1,500               83,250
   Lucent Technologies .........................     1,493              151,633
   MCI WorldCom, Inc.** ........................     3,895              321,337
   MediaOne Group, Inc.** ......................     1,042               56,789
   Motorola, Inc. ..............................       800               56,200
   Network Appliance, Inc.** ...................     2,640              110,880
   Newbridge Networks Corp.** ..................     1,600               39,000
   SBC Communications Inc. .....................     2,421              128,010
   Sprint Corp. (FON Group) ....................       521               44,708
   Sprint Corp. (PCS Group)** ..................     2,008               64,256
   Tele-Communications Liberty
     Media, Inc. Cl. A .........................     1,000               53,875
   Tele-Communications, Inc.
     Cl. A** ...................................       845               53,077
   Teligent, Inc. Cl. A** ......................     2,392               94,036
   Time Warner Inc. ............................     1,897              122,357
   Uniphase Corp.** ............................     1,152              101,520
   Yahoo, Inc.** ...............................       266               40,831
                                                                   ------------
                                                                      2,591,516
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $5,172,464) .........................                   $  5,601,111
                                                                   ------------

                                                     PAR
                                                    (000)
                                                   -------
SHORT-TERM INVESTMENT -- 16.7%
   BBH Grand Cayman U.S Dollar
     Time Deposit
     4.250% 03/01/99 ...........................   $ 1,159         $  1,159,000
                                                                   ------------
     (Cost $1,159,000)

   TOTAL INVESTMENTS -- 97.6%
     (Cost $6,331,464*) ........................                   $  6,760,111

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 2.4% .....................                        169,442
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $  6,929,553
                                                                   ============

  * Cost for Federal income tax purposes at February 28, 1999 is $6,334,133. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................... $    539,243
        Gross Depreciation .......................................     (113,265)
                                                                   ------------
        Net Appreciation ......................................... $    425,978
                                                                   ============
 ** Non-income producing securities.
  # Security or a portion thereof is out on loan.

                 See Accompanying Notes to Financial Statements.

                WARBURG PINCUS SELECT ECONOMIC VALUE EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Select Economic Value Equity Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $17.63, compared to an NAV of $13.17 on August 31, 1998. As a result, the Institutional shares' total return was 34.1% (assuming the reinvestment of dividends and distributions totaling $0.02 per share). By comparison, the Standard & Poor's 500 Index 1 (the "Index") returned 30.3% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $17.62, compared to an NAV of $15.95 at their inception of investment operations on October 30, 1998. The Common shares' total return between October 30, 1998 and February 28, 1999 thus was 10.6% (assuming the reinvestment of dividends and distributions totaling $0.02 per share). By comparison, the Index returned 13.2% during the same period.

The Fund outperformed the Index benchmark due to effective stock selection, notably in technology, basic materials and health care:

[BULLET] TECHNOLOGY. We built a large overweight position in semiconductor manufacturers and equipment makers that were selling at overly depressed valuations and would benefit from falling interest rates and improved economic conditions (particularly technology spending). This strategy paid off, as semiconductor stocks enjoyed an extraordinary rally during 1998's fourth quarter and well into 1999.

[BULLET] BASIC MATERIALS.  We heavily  overweighted  cyclical companies such as producers of metals and paper, based on such companies' historically low relative valuations; our belief that their prices already reflected considerable negative expectations; and their tremendous earnings leverage if commodity prices go up. Fortunately, we were right, and our favorable stock selection enhanced the positive effect of the overweighting.

[BULLET] HEALTH CARE. We maintained the Fund's largest single sector exposure during the period in health care, primarily makers of pharmaceuticals and medical equipment. Many of these stable-growth companies performed especially well in late 1998.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Select Economic Value Equity Management Team

William W. Priest, Jr., CEO and Managing Director
John B. Hurford, Managing Director
James A. Abate, Director and Portfolio Manager
D. Susan Everly, Vice President
James J. Mecca, Vice President

1 The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestments of dividends, and is a registered trademark of Standard & Poor's Corporation.

                WARBURG PINCUS SELECT ECONOMIC VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCKS -- 99.6%
AGRICULTURE -- 5.5%
   Archer-Daniels-Midland ......................    67,475         $  1,020,559
   Monsanto Co. ................................    18,300              833,794
                                                                   ------------
                                                                      1,854,353
                                                                   ------------
CHEMICALS -- 2.1%
   E. I. du Pont de Nemours and
     Co. .......................................    14,100              723,506
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICING -- 1.8%
   I2 Technologies** ...........................    22,680              565,582
   Metacreations Corp.** .......................     8,740               56,264
                                                                   ------------
                                                                        621,846
                                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.4%
   Fruit of the Loom, Inc.** ...................    23,990              304,373
   Gillette Co. (The) ..........................    15,900              852,637
                                                                   ------------
                                                                      1,157,010
                                                                   ------------
ELECTRONICS -- 6.1%
   Atmel Corp.** ...............................    17,300              297,344
   Motorola, Inc. ..............................    20,400            1,433,100
   National Semiconductor
     Corp.** ...................................    30,850              323,925
                                                                   ------------
                                                                      2,054,369
                                                                   ------------
ENERGY & OIL EXPLORATION -- 13.9%
   Anadarko Petroleum ..........................     6,200              170,500
   Apache Corp. ................................    15,200              303,050
   Chevron Corp. ...............................    13,580            1,043,962
   Exxon Corporation ...........................    18,340            1,220,756
   Noble Affiliates, Inc. ......................    11,400              257,925
   Talisman Energy** ...........................     9,985              156,640
   Texaco, Inc. ................................     9,320              433,962
   Union Pacific Resources Group,
     Inc. ......................................    42,420              379,129
   Unocal Corp. ................................     8,180              230,574
   USX-Marathon Group ..........................    25,300              523,394
                                                                   ------------
                                                                      4,719,892
                                                                   ------------
FINANCIAL SERVICES -- 7.7%
   American International Group,
     Inc. ......................................     9,000            1,025,437
   Bank of Montreal ............................     7,600              314,450
   BankAmerica Corporation .....................     5,600              365,750
   Royal Bank of Canada ........................    11,100              538,350
   Toronto Dominion Bank (The) .................     8,700              358,875
                                                                   ------------
                                                                      2,602,862
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                               -----------           -----------
FOOD & BEVERAGE -- 2.6%
   Coca-Cola Co. (The) .........................    13,900         $    888,731
                                                                   ------------
HEALTH CARE -- 14.0%
   Boston Scientific Corp.** ...................    27,980              741,470
   Centocor, Inc.** ............................     4,600              191,187
   Columbia/HCA Healthcare
     Corp. .....................................    43,500              777,562
   Guidant Corp. ...............................     7,400              421,800
   Health Management Associates,
     Inc.** ....................................    43,800              566,663
   Medtronic, Inc. .............................    12,300              868,688
   Merck & Co., Inc. ...........................    14,460            1,182,105
                                                                   ------------
                                                                      4,749,475
                                                                   ------------
METALS & MINING -- 8.1%
   Aluminum Company of
     America ...................................    11,940              483,570
   Barrick Gold ................................    33,090              585,279
   Cominco Ltd. ................................    12,600              170,888
   Homestake Mining ............................    34,500              316,969
   Inco, Ltd. ..................................    29,850              376,856
   Newmont Mining ..............................    46,480              801,780
                                                                   ------------
                                                                      2,735,342
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.1%
   Champion International ......................     3,980              147,260
   Georgia Pacific Corporation .................     2,900              212,425
                                                                   ------------
                                                                        359,685
                                                                   ------------
PHARMACEUTICALS -- 14.1%
   American Home Products
     Corp. .....................................     5,800              345,100
   Bristol-Meyers Squibb .......................     4,000              503,750
   Coulter Pharmaceutical, Inc.** ..............     3,540               72,128
   Eli Lilly and Company .......................     6,700              634,406
   Mylan Laboratories Inc. .....................    25,000              682,813
   Pfizer Inc. .................................     8,270            1,091,123
   Schering-Plough Corp. .......................    13,760              769,700
   Watson Pharmaceuticals, Inc.** ..............    14,130              682,656
                                                                   ------------
                                                                      4,781,676
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

          WARBURG PINCUS SELECT ECONOMIC VALUE EQUITY FUND (CONCLUDED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
RETAIL -- 10.0%
   Home Depot, Inc. ............................    13,800         $    823,688
   J.C. Penney Company, Inc. ...................    15,980              577,278
   Sears, Roebuck & Co. ........................    19,000              771,875
   Wal-Mart Stores .............................    14,110            1,218,751
                                                                   ------------
                                                                      3,391,592
                                                                   ------------
TELECOMMUNICATIONS -- 9.2%
   AT&T Corp. ..................................     9,800              804,825
   Bell Atlantic Corp. .........................    11,900              683,506
   BellSouth Corp. .............................     7,600              351,500
   MCI WorldCom, Inc.** ........................     9,300              767,250
   SBC Communications, Inc. ....................    10,000              528,750
                                                                   ------------
                                                                      3,135,831
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $33,126,722) ........................                   $ 33,776,170
                                                                   ------------
   TOTAL INVESTMENTS -- 99.6%
     (Cost $33,126,722*) .......................                   $ 33,776,170

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 0.4% .....................                        125,006
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $ 33,901,176
                                                                   ============

  * Cost for Federal income tax purposes at February 28, 1999 is $33,140,769. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ....................................... $  2,594,577
        Gross Depreciation .......................................   (1,959,176
                                                                   ------------
        Net Appreciation ......................................... $    635,401)
                                                                   ============

 ** Non-income producing securities.

                 See Accompanying Notes to Financial Statements.

                  WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Long-Short Market Neutral Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $14.89, compared to an NAV of $15.27 on August 31, 1998. As a result, the Institutional shares' total return was down 1.2% (assuming the reinvestment of dividends and distributions totaling $0.20 per share). By comparison, the Salomon Smith Barney U.S. One-Month Treasury Bill Index 1 (the "Index") returned 2.0% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $14.88, compared to an NAV of $15.19 at their inception of investment operations on September 8, 1998. The Common shares' total return between September 8, 1998 and February 28, 1999 thus was down 0.7% (assuming the reinvestment of dividends and distributions totaling $0.20 per share). By comparison, the Index returned 1.9% during the same period.

The Fund's underperformance of its Index benchmark was primarily due to our emphasis on two of the five "drivers" that we believe contribute most to appreciation in stock prices. The first of these was good valuation, which was attractively low for many companies following the global sell-off in equities in the summer of 1998. The second was improvement both in earnings strength and earnings expectations. Unfortunately for the Fund, we chose to highlight these drivers during a period when investors appeared to be much more concerned with choosing an investment theme for the market than with selecting stocks on the basis of company fundamentals.

Among individual holdings, returns were particularly strong for two long positions: Broadcom, a manufacturer of bandwidth-enhancing semiconductor chips that started the period with a relatively reasonable valuation and whose earnings growth was accelerating; and Southwest Airlines Co., whose emphasis on cost-efficiency helped its earnings to grow faster than those of its peers. A short position that proved particularly unsuccessful was Netscape Communications. We sold this stock short based on its extraordinarily high valuation and rapidly declining fundamentals, but it rose significantly on the news that America Online intended to acquire it.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equity Management Team

William W. Priest, Jr., CEO and Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

1 Monthly return equivalents of yield averages which are not marked to market. The 1 month T-Bill index consists of the last 1 month T-Bill issues.

                  WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCKS -- 86.7%
AIR TRANSPORT -- 3.5%
   Continental Airlines, Inc.
     Cl. B** ...................................    10,400         $    360,100
   Southwest Airlines Co. ......................    18,900              569,362
                                                                   ------------
                                                                        929,462
                                                                   ------------
AUTOMOTIVE -- 10.0%
   Ford Motor Co. ..............................     5,900              349,944
   General Motors Corp. ........................     6,600              544,913
   Johnson Controls, Inc. ......................    18,900            1,162,350
   Navistar International Corp. ................    14,400              619,200
                                                                   ------------
                                                                      2,676,407
                                                                   ------------
BUSINESS SERVICES -- 0.2%
   Robert Half International, Inc. .............     1,800               64,800
                                                                   ------------
CHEMICALS -- 2.7%
   Air Products & Chemicals,
     Inc. ......................................    12,200              391,925
   Lyondell Petrochemical Co. ..................    24,800              331,700
                                                                   ------------
                                                                        723,625
                                                                   ------------
COMMUNICATIONS & MEDIA -- 1.7%
   A. H. Belo Corp. Cl. A ......................    18,900              342,562
   CBS Corp. ...................................     2,700               99,562
   Comsat Corp. ................................       600               17,550
                                                                   ------------
                                                                        459,674
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICING-- 1.8%
   Cadence Design Systems** ....................     5,000              120,312
   GTECH Holdings** ............................     4,100               92,762
   Microsoft Corp. .............................     1,800              270,225
                                                                   ------------
                                                                        483,299
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS-- 3.8%
   Caterpillar, Inc. ...........................     2,300              104,794
   Ingersoll-Rand Co. ..........................     8,600              408,500
   Lafarge Corp. ...............................     8,600              274,125
   Masco Corp. .................................     8,600              225,750
                                                                   ------------
                                                                      1,013,169
                                                                   ------------
CONSUMER PRODUCTS -- 2.0%
   Avon Products ...............................     7,200              299,700
   Nu Skin Enterprises, Inc.** .................    11,300              235,888
                                                                   ------------
                                                                        535,588
                                                                   ------------
ELECTRIC UTILITIES -- 2.8%
   Niagara Mohawk Power ........................    19,800              289,575
   Pinnacle West Capital .......................    12,600              455,175
                                                                   ------------
                                                                        744,750
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
ELECTRONICS -- 5.3%
   Broadcom Corp.** ............................     3,600         $    216,675
   Linear Technology Corp. .....................    22,600              990,163
   Teradyne, Inc. ..............................     1,400               66,675
   UtiliCorp United Inc. .......................     4,000              137,500
                                                                   ------------
                                                                      1,411,013
                                                                   ------------
ENTERTAINMENT -- 1.3%
   Clear Channel
     Communications ............................     5,900              354,000
                                                                   ------------
FINANCIAL SERVICES -- 15.8%
   AmSouth Bancorporation ......................     6,800              319,600
   Chubb Corp. (The) ...........................       900               53,775
   Equitable Companies .........................     1,800              121,613
   Fannie Mae ..................................       800               56,000
   First Union Corp. ...........................     1,800               95,963
   Hartford Financial Services,
     Inc. ......................................     1,800               97,313
   J.P. Morgan & Co. Inc. ......................     3,600              401,175
   Jefferson-Pilot Corp. .......................     5,900              400,094
   Lehman Brothers Holdings
     Inc. ......................................    10,800              572,400
   Old Republic International ..................     2,600               48,913
   Regions Financial Corp. .....................     7,200              273,600
   SLM Holding .................................     8,600              368,725
   T. Rowe Price Associates, Inc. ..............     5,400              166,388
   Transamerica Corp. ..........................    10,800              783,675
   20th Century Industries .....................     5,900              112,838
   UnionBanCal Corp. ...........................    10,800              339,525
                                                                   ------------
                                                                      4,211,597
                                                                   ------------
FOOD & BEVERAGE -- 5.1%
   Coors, (Adolph) Cl. B .......................     6,800              405,025
   Fleming Companies, Inc. .....................    47,300              348,838
   SUPERVALU Inc. ..............................     2,000               48,125
   Tootsie Roll Industries .....................     1,800               82,800
   U.S. Foodservice** ..........................    10,000              464,375
                                                                   ------------
                                                                      1,349,163
                                                                   ------------
GAS UTILITIES -- 0.3%
   Peoples Energy ..............................     2,300               78,056
                                                                   ------------
HEALTH CARE -- 3.0%
   Aetna Inc. ..................................     2,600              192,563
   Shared Medical Systems
     Corp. .....................................     1,400               71,400
   Stryker Corp. ...............................     2,300              108,675
   Wellpoint Health Networks,
     Inc.** ....................................     5,400              425,925
                                                                   ------------
                                                                        798,563
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
MANUFACTURING -- 2.9%
   Aeroquip-Vickers,  Inc. .....................     4,100         $    232,163
   Honeywell Inc. ..............................     4,500              314,719
   Tyco International Ltd. .....................     3,000              223,313
                                                                   ------------
                                                                        770,195
                                                                   ------------
METALS & MINING -- 2.1%
   Bethlehem Steel Corp. .......................    11,300               99,581
   Freeport-McMoran Copper &
     Gold, Inc. Cl. B ..........................    17,600              166,100
   Phelps Dodge Corp. ..........................     2,700              130,950
   Ryerson Tull, Inc. ..........................     8,600              156,950
                                                                   ------------
                                                                        553,581
                                                                   ------------
OIL & GAS EXPLORATION -- 2.9%
   Cooper Cameron Corp.** ......................     6,800              157,250
   Helmerich & Payne ...........................    23,000              375,188
   Smith International, Inc. ...................     5,000              121,563
   Tidewater Inc. ..............................     6,300              118,519
                                                                   ------------
                                                                        772,520
                                                                   ------------
OIL SERVICES -- 1.8%
   PennzEnergy Co. .............................    21,600              202,500
   Pennzoil-Quaker State Co. ...................    21,600              268,650
                                                                   ------------
                                                                        471,150
                                                                   ------------
PHARMACEUTICALS -- 0.2%
   Bergen Brunswig Corp. .......................     1,900               46,431
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 0.4%
   Donnelley (R.R.) & Sons Co. .................     2,800               95,900
                                                                   ------------
REAL ESTATE -- 1.5%
   Host Marriott Corp. .........................     5,869               63,459
   Kimco Realty ................................     5,200              197,275
   Simon Debartolo Group .......................     5,900              150,081
                                                                   ------------
                                                                        410,815
                                                                   ------------
RENTALS -- 0.3%
   Hertz Corp. .................................     1,800               71,663
                                                                   ------------
RETAIL  -- 6.6%
   Dayton Hudson Corp. .........................     2,700              168,919
   Dollar Tree Stores** ........................     2,300               92,000
   Federated Department Stores,
     Inc.** ....................................     2,300               87,544
   Office Depot.** .............................    15,300              546,019
   Sears Roebuck & Co. .........................     2,300               93,438
   TJX Companies ...............................    26,600              759,763
                                                                   ------------
                                                                      1,747,683
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
TELECOMMUNICATIONS -- 7.9%
   AirTouch Communications** ...................     1,400         $    127,488
   AT&T Corp. ..................................     9,500              780,188
   General Instrument Corp.** ..................    11,300              330,525
   Northern Telecom Ltd. .......................     2,700              156,769
   Tellabs, Inc.** .............................     7,200              576,450
   Vitesse Semiconductor
      Corp.** ..................................     3,200              147,000
                                                                   ------------
                                                                      2,118,420
                                                                   ------------
WASTE MANAGEMENT -- 0.8%
   Browning-Ferris Industries ..................     7,200              226,800
                                                                     ----------
   TOTAL COMMON STOCKS
     (Cost $22,115,475) ........................                   $ 23,118,324
                                                                   ------------
SECURITIES SOLD SHORT -- (85.8%)
AEROSPACE & DEFENSE -- (2.9%)
   Lockheed Martin Corp. .......................   (20,600)        $   (776,363)
                                                                   ------------
AGRICULTURE -- (2.4%)
   IMC Global, Inc. ............................   (10,300)            (205,356)
   Pioneer Hi-Bred International ...............   (18,900)            (442,969)
                                                                   ------------
                                                                       (648,325)
                                                                   ------------
AIR TRANSPORT -- (1.2%)
   Delta Air Lines, Inc. .......................    (4,500)            (273,656)
   US Airways Group, Inc. ......................    (1,100)             (52,113)
                                                                   ------------
                                                                       (325,769)
                                                                   ------------
AUTOMOTIVE -- (0.6%)
   Autoliv, Inc. ...............................    (1,300)             (49,400)
   Genuine Parts Co. ...........................    (3,600)            (107,775)
                                                                   ------------
                                                                       (157,175)
                                                                   ------------
BUILDING & BUILDING MATERIALS-- (3.2%)
   Armstrong World Industries ..................    (8,500)            (418,094)
   Home Depot, Inc. (The) ......................    (2,700)            (161,156)
   Johns Manville Corp. ........................   (10,300)            (180,894)
   Lennar Corp. ................................    (3,600)             (83,475)
                                                                   ------------
                                                                       (843,619)
                                                                   ------------
BUSINESS SERVICES -- (1.4%)
   ACNielsen Corp. .............................    (4,500)            (117,000)
   Electronic Data Systems
     Corp. .....................................    (5,400)            (251,100)
                                                                   ------------
                                                                       (368,100)
                                                                   ------------
CHEMICALS -- (0.2%)
   Cabot Corp. .................................    (2,200)             (55,413)
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMUNICATIONS & MEDIA -- (2.3%)
   Time Warner, Inc. ...........................    (4,500)        $   (290,250)
   Univision Communications,
     Inc. - Cl. A ..............................    (2,200)             (89,650)
   USA Networks, Inc. ..........................    (5,800)            (230,550)
                                                                   ------------
                                                                       (610,450)
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICING -- (0.3%)
   Hewlett-Packard Co. .........................    (1,200)             (79,725)
                                                                   ------------
CONGLOMERATES -- (1.0%)
   General Electric Co. ........................    (2,700)            (270,844)
                                                                   ------------
CONSUMER PRODUCTS -- (3.1%)
   Fruit of the Loom, Inc., Cl.  A .............    (7,600)             (96,425)
   Gillette Co. ................................    (7,600)            (407,550)
   Whitman Corp. ...............................   (17,100)            (324,900)
                                                                   ------------
                                                                       (828,875)
                                                                   ------------
ELECTRIC UTILITIES -- (2.8%)
   Unicom Corp. ................................    (8,600)            (305,838)
   Wisconsin Energy Corp. ......................   (17,100)            (437,119)
                                                                   ------------
                                                                       (742,957)
                                                                   ------------
ELECTRONICS -- (7.9%)
   Atmel Corp. .................................   (40,000)            (687,500)
   General Motors Corp. Cl-H ...................   (28,000)          (1,321,250)
   Vishay Intertechnology ......................    (6,700)             (86,681)
                                                                   ------------
                                                                     (2,095,431)
                                                                   ------------
FINANCIAL SERVICES -- (17.5%)
   American Financial Group ....................   (13,900)            (513,431)
   Bank America Corp. ..........................   (21,500)          (1,404,219)
   Capital One Financial
     Corporation ...............................    (1,300)            (165,913)
   CCB Financial Corp. .........................    (3,600)            (186,975)
   Morgan Stanley Dean Witter
     Discover & Co. ............................   (10,800)            (977,400)
   People's Bank/Connecticut ...................    (7,200)            (201,600)
   Providian Financial Corp. ...................    (5,400)            (551,475)
   Union Planters Corporation ..................    (7,600)            (343,425)
   Wachovia Corp. ..............................    (4,000)            (340,250)
   Wesco Financial Corp. .......................      (200)             (69,288)
                                                                   ------------
                                                                     (4,753,976)
                                                                   ------------
HEALTH CARE -- (0.4%)
   Humana, Inc. ................................    (3,600)             (63,000)
   United Healthcare ...........................    (1,100)             (54,244)
                                                                   ------------
                                                                       (117,244)
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- (0.4%)
   Owens-Illinois, Inc. ........................    (2,200)             (52,663)
   UNIFI  Inc. .................................    (4,500)             (54,281)
                                                                   ------------
                                                                       (106,944)
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
MEDICAL EQUIPMENT -- (7.3%)
   Beckman Coulter, Inc. .......................   (13,000)        $   (628,063)
   Perkin Elmer ................................   (11,900)          (1,127,525)
   Raychem Corp. ...............................    (8,100)            (184,781)
                                                                   ------------
                                                                     (1,940,369)
                                                                   ------------
METALS & MINING -- (0.7%)
   Battle Mountain Gold ........................   (53,000)            (178,875)
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- (1.9%)
   Harland (John H.) Co. .......................   (36,900)            (495,844)
                                                                   ------------
OIL & GAS EXPLORATION -- (1.5%)
   Baker Hughes, Inc. ..........................   (13,500)            (243,000)
   USX - Marathon Group ........................    (7,600)            (157,225)
                                                                   ------------
                                                                       (400,225)
                                                                   ------------
OIL SERVICES -- (2.6%)
   Amerada Hess Corp. ..........................   (13,900)            (630,713)
   Dynegy  Inc. ................................    (4,500)             (54,000)
                                                                   ------------
                                                                       (684,713)
                                                                   ------------
PAPER & FOREST PRODUCTS -- (4.4%)
   Georgia Pacific .............................   (14,400)          (1,054,800)
   Kimberly-Clark Corp. ........................    (2,200)            (103,950)
                                                                   ------------
                                                                     (1,158,750)
                                                                   ------------
PHARMACEUTICALS -- (1.6%)
   Dura Pharmaceuticals ........................    (6,700)             (94,219)
   Forest Laboratories, Inc. ...................    (4,500)            (222,469)
   Monsanto Co. ................................    (2,200)            (100,238)
                                                                   ------------
                                                                       (416,926)
                                                                   ------------
REAL ESTATE -- (2.2%)
   Archstone Communities Trust .................    (5,400)            (105,638)
   Vornado Realty Trust ........................   (13,700)            (470,938)
                                                                   ------------
                                                                       (576,576)
                                                                   ------------
RECREATION -- (1.8%)
   Brunswick Corp. .............................   (22,000)            (468,875)
                                                                   ------------
RETAIL -- (5.2%)
   Bausch & Lomb, Inc. .........................    (2,700)            (162,844)
   Black & Decker Corp. ........................    (1,000)             (48,750)
   Circuit City Stores .........................    (3,500)            (189,875)
   Gap, Inc. ...................................    (4,000)            (258,750)
   General Nutrition ...........................   (19,300)            (258,138)
   Ikon Office Solutions .......................   (24,700)            (348,888)
   Tele-Communications Liberty
     Media, Inc. Cl-A ..........................    (2,200)            (118,525)
                                                                   ------------
                                                                     (1,385,770)
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

            WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND (CONCLUDED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
TELECOMMUNICATIONS -- (5.8%)
   Andrew Corp. ................................    (3,600)        $    (54,450)
   Cabletron Systems, Inc. .....................   (16,200)            (131,625)
   Citizens Utilities Co. Cl. B ................    (9,100)             (69,388)
   Frontier Corp. ..............................   (12,600)            (452,813)
   MCI WorldCom, Inc. ..........................      (800)             (66,000)
   McLeodUSA, Inc. Class A .....................   (18,400)            (708,400)
   Qwest Communications
     International, Inc. .......................      (900)             (55,294)
                                                                   ------------
                                                                     (1,537,970)
                                                                   ------------
TOBACCO -- (0.4%)
   UST, Inc. ...................................    (3,600)            (106,425)
                                                                   ------------
TRANSPORTATION -- (0.8%)
   FDX Corp. ...................................      (900)             (85,950)
   Wisconsin Central
     Transportation Corp. ......................    (9,000)            (123,750)
                                                                   ------------
                                                                       (209,700)
                                                                   ------------
WASTE MANAGEMENT -- (2.0%)
   Republic Industries, Inc. ...................   (43,600)            (534,100)
                                                                   ------------
   TOTAL SECURITIES SOLD SHORT
     (Proceeds $21,993,870) ....................                   $(22,876,328)
                                                                   ------------
   TOTAL INVESTMENTS -- 0.9%
     (Cost $121,605*)                                              $    241,996

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 99.1% ....................                     26,423,257
                                                                   ------------
   TOTAL NET ASSETS-- 100.0% ...................                   $ 26,665,253
                                                                   ============

  * Cost for Federal income tax purposes at February 28, 1999 is $381,079. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation - Investments ......................... $  2,078,157
        Gross Depreciation - Investments .........................   (1,282,845)
        Gross Appreciation - Short Sales .........................    1,152,435
        Gross Depreciation - Short Sales .........................   (2,086,830)
                                                                   ------------
          Net Depreciation ....................................... $   (139,083)
                                                                   ============
 ** Non-income producing securities.

                 See Accompanying Notes to Financial Statements.

                      WARBURG PINCUS LONG-SHORT EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Long-Short Equity Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the NAV of the Fund's Institutional shares was $16.76, compared to an NAV of $15.00 at their inception of investment operations on September 11, 1998. As a result, the Institutional shares' total return between September 11, 1998 and February 28, 1999 was 14.7% (assuming the reinvestment of dividends and distributions totaling $0.45 per share). By comparison, the Standard & Poor's 500 Index 1 (the "Index") returned 27.2% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $16.74, compared to an NAV of $15.72 at their inception of investment operations on October 30, 1998. The Common shares' total return between October 30, 1998 and February 28, 1999 thus was 9.3% (assuming the reinvestment of dividends and distributions totaling $0.45 per share). By comparison, the Index returned 13.2% during the same period.

The Fund underperformed its Index benchmark due to two factors:

[BULLET] As a young portfolio that was (and is) small and growing, the Fund experienced disproportionate volatility as it absorbed comparatively substantial new investments. We fully expect that the Fund's relative performance will more closely track that of the Warburg Pincus Long-Short Market Neutral Fund, whose shares form its primary asset, as the Fund continues to grow larger.

[BULLET] We emphasized two of the five "drivers" that we believe contribute most to appreciation in stock prices. The first of these was valuation, which was attractively low for many companies following the global sell-off in equities in the summer of 1998. The second was improvement both in earnings strength and earnings expectations. Unfortunately for the Fund, we chose to highlight these drivers during a period when investors appeared to be much more concerned with choosing an investment theme for the market than with selecting stocks on the basis of company fundamentals.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equity Management Team

William W. Priest, Jr., CEO and Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN THE LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

1 The S&P Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestments of dividends, and is a registered trademark of Standard & Poor's Corporation.

                      WARBURG PINCUS LONG-SHORT EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
COMMON STOCK -- 2.1%
MISCELLANEOUS -- 2.1%
   Standard & Poor's Depositary
     Receipts (Spiders) ........................       200         $     24,737
                                                                   ------------
     (Cost $21,537)

INVESTMENT COMPANY -- 69.4%
   Warburg Pincus Long-Short
     Market Neutral Fund,
     Institutional Shares ......................    54,871              817,034
                                                                   ------------
     (Cost $834,014)

   TOTAL INVESTMENTS -- 71.5%
     (Cost $855,551*) ..........................                   $    841,771

   OTHER ASSETS IN EXCESS OF
     LIABILITIES-- 28.5% .......................                        335,430
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $  1,177,201
                                                                   ============

  * Cost for Federal income tax purposes at February 28, 1999 is $856,961. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation ....................................... $      3,201
        Gross Depreciation .......................................      (18,391)
                                                                   ------------
        Net Depreciation ......................................... $    (15,190)
                                                                   =============

                 See Accompanying Notes to Financial Statements.

                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus U.S. Core Fixed Income Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $15.43, compared to an NAV of $15.72 on August 31, 1998. As a result, the Institutional shares' total return was 2.4% (assuming the reinvestment of dividends and distributions totaling $0.67 per share). By comparison, the Lehman Brothers Aggregate Bond Index (the "Index") returned 1.6% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $15.42, compared to an NAV of $15.68 at their inception of investment operations on October 30, 1998. The Common shares' total return between October 30, 1998 and February 28, 1999 thus was 1.2% (assuming the reinvestment of dividends and distributions totaling $0.45 per share). By comparison, the Index was down 0.2% during the same period.

The Fund outperformed the Index benchmark during the fiscal half-year due to our overweighting in "spread product" -- debt securities whose market valuation is driven by the difference, known as the "spread," between their yields and those of U.S. Treasury debt. This was in marked contrast to the previous six months, when the same commitment to spread product resulted in relative underperformance.

We maintained our spread product positions through the earlier period because we believed that they represented attractive fundamental value and would eventually recover. Our patience was rewarded in the fourth quarter of 1998, as yield spreads contracted and spread-based sectors, therefore, generated healthy gains.

[BULLET] MORTGAGE-BACKED SECURITIES. Our decisions to slightly underweight mortgage-backed securities early in the fourth quarter and then heavily overweight them later, after prices fell, proved especially effective.

[BULLET] MUNICIPAL BONDS. For some time, we have maintained exposure to municipal bonds, whose valuations relative to comparable Treasuries have been at historically low levels. Valuations of our municipal holdings finally recovered somewhat in late 1998 and early 1999.

[BULLET] CORPORATE BONDS. Two aspects of our approach to corporates enhanced the Fund's return. We overweighted credit duration, for example, which helped as investment-grade issues strengthened. Security selection was also a positive, as our positions in Fuji Finance, Ltd., Worldcom, Inc. and Chase Manhattan Bank Corp. all did especially well.

[BULLET] BELOW INVESTMENT-GRADE. We added to our position in domestic high yield early in the fourth quarter, when global fixed income markets were at their most volatile. The sector rebounded toward year-end along with global financial markets more generally. Emerging market debt rebounded in October and November, helped by easier U.S. monetary policy and positive news from Brazil.

[BULLET] NON-US$ HOLDINGS. Toward the end of 1998, we purchased a put option on Japanese government bonds, based on our belief that deteriorating conditions in Japan would cause bond prices to fall. The Fund benefited accordingly, as yields on 10-year JGBs dramatically rose (and nearly tripled at one point).

As developments occur in the fixed income markets or here at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely  yours,

Credit  Suisse  Asset  Management  Fixed Income Management Team

Robert J. Moore, Managing Director
William P. Sterling, Managing Director
Gregg M.  Diliberto,  Managing  Director
Robert W. Justich,  Managing Director
Mark K. Silverstein,  Managing  Director
Ira Edelblum,  Director
Jo Ann Corkran, Director

                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS U.S. CORE FIXED INCOME INSTITUTIONAL SHARES AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX 1 FROM INCEPTION (3/31/94) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WARBURG PINCUS
                  U.S. CORE                 LEHMAN BROTHERS
                 FIXED INCOME               AGGREGATE BOND
             INSTITUTIONAL SHARES               INDEX
04/01/94           $10,000                    $10,000
05/31/94             9,913                      9,999
08/31/94            10,017                     10,188
11/30/94             9,812                     10,007
02/28/95            10,204                     10,520
05/31/95            10,864                     11,148
08/31/95            11,078                     11,342
11/30/95            11,475                     11,775
02/29/96            11,590                     11,809
05/31/96            11,464                     11,638
08/31/96            11,658                     11,806
11/30/96            12,328                     12,488
02/28/97            12,420                     12,442
05/31/97            12,567                     12,607
08/31/97            13,001                     12,991
11/30/97            13,327                     13,437
02/28/98            13,670                     13,735
05/31/98            13,898                     13,985
08/31/98            14,011                     14,364
11/30/98            14,372                     14,706
02/28/99            14,335                     14,594

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and
   includes treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
CORPORATE BONDS -- 34.9%
AEROSPACE/DEFENSE -- 0.0%
   Boeing Co. Debentures
     7.500% 08/15/42 ........................... $     150         $    161,438
                                                                   ------------
AUTOMOTIVE -- 0.1%
   Hayes Lemmerz International,
     Inc. 144A Sr. Sub. Notes
     8.250% 12/15/08 ...........................       430              435,375
   Hayes Wheels International, Inc.
     Gtd. Notes
     11.000% 07/15/06 ..........................        75               83,625
                                                                   ------------
                                                                        519,000
                                                                   ------------
BANKING -- 6.5%
   Bangko Sentral Pilipinas,
     Yankee Bonds
     8.600% 06/15/27 ...........................     1,300            1,124,500
   BankBoston N.A. Notes
     6.375% 04/15/08 ...........................       610              593,225
   Bay View Capital Corp.
     Sub. Notes
     9.125% 08/15/07 ...........................       990              959,062
   Chase Manhattan Bank Corp.
     Sub. Notes
     6.750% 09/15/06 ...........................       630              639,450
     6.375% 04/01/08 ...........................       600              599,250
     7.250% 06/01/07 ...........................       490              513,275
   Cie. Financiered Paribas
     Sub. Notes
     6.950% 07/22/13 ...........................       680              671,500
   Citicorp Sub. Notes, Series F
     6.375% 11/15/08 ...........................     2,140            2,121,275
   Credit Lyonnais
     Perpetual Sub. Variable Rate
     Notes, Rule 144A
     6.563%+/+++ ...............................     2,780            2,425,550
   First Republic Bank
     Sub. Notes
     7.750% 09/15/12 ...........................     2,070            1,974,262
   ForeningsSparbanken AB
     Perpetual Sr. Sub. FRN
     5.976%+/+++ ...............................       980              958,538
   Fuji Finance (Cayman), Ltd.
     Medium Term Notes
        7.300%+/+++ ............................       730              416,100
     Perpetual Sub. Notes
        5.801%+/+++ ............................       820              467,400
   Fuji JGB Investment LLC,
     Noncumulative Preferred
     Securities, Series A
     9.870% 06/30/99+ ..........................     2,350            1,835,820
   Okobank Perpetual Medium
     Term FRN
     5.739%+/+++ ...............................     1,970            1,891,200

                                                     PAR
                                                    (000)               VALUE
                                                 ---------           -----------
BANKING -- (CONTINUED)
   Santander Financial Issuances
     Perpetual Sub. FRN
     6.213%+/+++ ............................... $     750         $    682,537
   Skandinaviska Enskilda Banken,
     Sub. Notes
       6.625%+/+++ .............................     2,280            2,233,169
     Perpetual Sub. FRN
       7.500%+/+++ .............................     1,905            1,802,759
     144A Perpetual Sub. FRN
       6.500% 12/29/49 .........................     2,200            2,083,400
   Sovereign Bancorp Sr. Notes
     6.750% 07/01/00 ...........................       185              186,156
                                                                   ------------
                                                                     24,178,428
                                                                   ------------
BROADCASTING -- 1.1%
   Chancellor Media Corp.
     144A Sr. Sub. Notes
     8.000% 11/01/08 ...........................       225              238,500
   Fox/Liberty Network LLC.,
     Sr. Discount Notes
     8.875% 08/15/07 ...........................     1,360            1,419,500
   Granite Broadcasting Corp.
     144A Sr. Sub. Notes
     8.875% 05/15/08 ...........................       145              143,912
   Turner Broadcasting Systems, Inc.
     Sr. Notes
     7.400% 02/01/04 ...........................     2,120            2,231,300
                                                                   ------------
                                                                      4,033,212
                                                                   ------------
BUILDING MATERIALS -- 0.1%
   Jackson Products, Inc. Notes
     9.500% 04/15/05 ...........................       345              344,137
                                                                   ------------
CABLE -- 0.8%
   Classic Cable
     Sr. Sub. Notes
     9.875% 08/01/08 ...........................       150              157,875
   CSC Holdings Inc.,
     Sr. Notes
     7.875% 12/15/07 ...........................     1,405            1,485,787
     7.250% 07/15/08 ...........................       310              315,425
   Diamond Cable
     Communications plc
     Yankee Sr. Discount Notes
     10.750% 02/15/07++ ........................       800              616,000
   James Cable Partners L.P.,
     Sr. Notes, Series B
     10.750% 08/15/04 ..........................       325              344,094
   Videotron Holdings Plc
     Yankee Sr. Discount Notes
     11.000% 08/15/05 ..........................        95               85,144
                                                                   ------------
                                                                      3,004,325
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
ENERGY -- 2.0%
   CMS Energy Corp.
     Medium Term Notes
     6.750% 01/15/04 ........................... $     230         $    224,250
   Crown Central Petroleum
     Sr. Notes
     10.875% 02/01/05 ..........................       150              136,687
   Forcenergy, Inc.
     Sr. Sub. Notes
     8.500% 02/15/07 ...........................       115               42,262
   Korea Electric Power,
     Yankee Notes
        7.000% 10/01/02 ........................     1,700            1,634,125
     Global Unsubordinated Notes
        6.375% 12/01/03 ........................        50               46,375
     Yankee Debentures
        7.000% 02/01/27 ........................     1,575            1,458,844
   LASMO (USA), Inc.
     Gtd. Debentures
     7.300% 11/15/27 ...........................        25               22,187
   Petroleum Geo-Services ASA
     Yankee Sr. Notes
     7.125% 03/30/28 ...........................       805              719,469
   Sibneft, Loan Participation
     Notes
     9.000% 08/15/00+ ..........................       455              118,300
   Valero Energy Corp.
     144A Putable Asset Trusts
     6.750% 12/15/02 ...........................     1,820            1,822,275
   YPF S.A.
     Sr. Notes
        7.250% 03/15/03 ........................       175              166,469
     Notes
        8.000% 02/15/04 ........................     1,250            1,209,375
                                                                   ------------
                                                                      7,600,618
                                                                   ------------
ENTERTAINMENT -- 2.3%
   Regal Cinemas, Inc.
     Sr. Sub. Notes
     9.500% 06/01/08 ...........................       300              300,000
   TV Guide, Inc.
     Sr. Sub. Notes
     8.125% 03/01/09 ...........................       400              397,500
   Time Warner, Inc.
     Debentures
        8.050% 01/15/16 ........................     1,875            2,090,625
        6.850% 01/15/26 ........................     3,970            4,173,462
     Notes
        9.125% 01/15/13 ........................     1,220            1,499,075
                                                                   ------------
                                                                      8,460,662
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
FINANCIAL SERVICES -- 4.9%
   American General Institutional
     Capital Trust Co.
     144A Gtd. Notes, Series B
     8.125%+++ ................................. $   2,160         $  2,430,000
   Associates Corp. of North
     America Sr.  Debentures
     5.960% 05/15/37 ...........................       195              195,487
   AT&T Capital Corp.
     Medium Term Note, Series 4
     6.920% 04/29/99 ...........................       815              815,731
     6.410% 08/13/99 ...........................       155              155,133
     6.470% 12/03/99 ...........................       950              951,459
     6.480% 12/03/99 ...........................     2,730            2,734,389
   BellSouth Capital Funding Corp.
     Debentures
     6.040% 11/15/26 ...........................     2,975            3,027,062
   Ford Motor Credit Corp.
     5.800% 01/12/09 ...........................     2,615            2,530,012
   Industrial Credit & Investment
     Corp.
     144A Yankee Medium
     Term Notes
     7.550% 08/15/07 ...........................        40               34,500
   L'Auxiliare du Credit Foncier
     de France
     Gtd. Notes
     5.281% 03/25/99+ ..........................     2,200            2,143,570
     5.000% 04/20/99+ ..........................       155              149,381
   Long Island Savings Bank, Inc.
     Notes
     7.000% 06/13/02 ...........................     1,040            1,055,600
   Prudential Insurance Co. of
     America
     144A Capital Notes
        6.875% 04/15/03 ........................     1,600            1,632,000
     144A Sr. Notes
        6.375% 07/23/06 ........................       350              341,687
                                                                   ------------
                                                                     18,196,011
                                                                   ------------
FOOD & BEVERAGE -- 0.2%
   Archibald Candy Corp.
     144A Gtd. Sr. Secured Notes
     10.250% 07/01/04 ..........................       400              408,000
   Arisco Productos Alimenticios
     S.A. Gtd. Notes
     10.750% 05/22/05 ..........................       340              197,200
   Pantry, Inc.
     Sr. Sub. Notes
     10.250% 10/15/07 ..........................       215              224,406
                                                                   ------------
                                                                        829,606
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
HEALTH CARE -- 2.3%
   Columbia/HCA Healthcare
     Corp., Debentures
     8.360% 04/15/24 ........................... $   1,485         $  1,372,882
   Merck & Co., Inc.
     Medium Term Notes Series B
     5.760% 05/03/37 ...........................     7,130            7,031,963
                                                                   ------------
                                                                      8,404,845
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 1.3%
   Dresser Industries, Inc.
     Debentures
     7.600% 08/15/49 ...........................     1,785            1,936,725
   Motors & Gears, Inc.,
     Sr. Notes, Series D
     10.750% 11/15/06 ..........................       270              277,088
   PSINet, Inc.
     Sr. Notes
     11.500% 11/01/08 ..........................       220              246,400
   Seagate Technology, Inc.
     Sr. Debentures
     7.450% 03/01/37 ...........................     2,230            2,079,475
   Wheeling-Pittsburgh Corp.
     144A Sr. Notes
     9.250% 11/15/07 ...........................       215              210,969
                                                                   ------------
                                                                      4,750,657
                                                                   ------------
PACKAGING/CONTAINERS -- 0.0%
   Crown Packaging Enterprises Ltd.
     Yankee Sr. Secured
     Discount Notes
     14.000% 08/01/06 ..........................       550                6,188
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
   Fort James Corp. Notes
     6.234% 03/15/01 ...........................       330              326,700
   P.T. Indah Kiat Pulp & Paper Corp.
     Sr. Secured Notes
     8.875% 11/01/00 ...........................       280              201,250
   Repap New Brunswick
     Sr. Secured Debentures
     10.625% 04/15/05 ..........................        35               26,425
                                                                   ------------
                                                                        554,375
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 0.7%
   Belo (A.H.) Corp.
     Sr. Notes
     6.875% 06/15/02 ...........................     2,635            2,690,994
                                                                   ------------
REAL ESTATE -- 0.3%
   EOP Operating L.P.
     Mandatory Par Put
     Remarketed Securities
     6.376% 02/15/02 ...........................     1,295            1,265,863
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
RESTAURANTS, HOTELS & CASINOS -- 0.2%
   Circus Circus Enterprise
     Sr. Sub. Notes
     9.250% 12/01/05 ........................... $     210         $    213,938
   HMH Properties, Inc.
     Sr. Notes
     8.450% 12/01/08 ...........................       250              248,125
   Hyatt Equities LLC
     144A Medium Term Notes
     6.800% 05/15/00 ...........................       230              232,013
                                                                   ------------
                                                                        694,076
                                                                   ------------
RETAIL TRADE -- 0.6%
   K Mart Corp.
     Notes
        7.950% 02/01/23 ........................       420              416,850
     Pass Through Certificates,
        Series 1995 Class K3
        8.540% 01/02/15 ........................     1,626            1,573,355
   Pathmark Stores
     Sr. Sub Notes
     9.625% 05/01/03 ...........................       160              161,400
   Phillips Van-Heusen Corp.
     Sr. Sub. Notes
     9.500% 05/01/08 ...........................       145              146,269
                                                                   ------------
                                                                      2,297,874
                                                                   ------------
TELECOMMUNICATIONS -- 6.2%
   Adelphia Communications Corp.
     144A Sr. Notes
        8.375% 02/01/08 ........................       180              187,650
     Sr. Notes, Series B
        9.250% 10/01/02 ........................       310              329,375
   BellSouth Telecommunications, Inc.
     Debentures
     5.850% 11/15/45 ...........................       950              954,750
     7.000% 12/01/45 ...........................       255              264,881
   CenCall Communications Corp.
     Sr. Discount Notes
     10.125% 01/15/04 ..........................       425              431,375
   CS Wireless Systems, Inc.
     Sr. Discount Notes, Series B
     11.375% 03/01/06++ ........................     1,040              208,000
   Echostar DBS Corp.
     Sr. Notes
     9.250% 02/01/06 ...........................       420              424,200
   Global Communicacoes e
     Participacoes S.A.
     144A Par Bonds
     10.625% 12/05/08 ..........................       670              371,850
   GTE Corp. Debentures
     6.840% 04/15/18 ...........................     1,120            1,141,000
     6.940% 04/15/28 ...........................     1,160            1,193,350
   GTE North, Inc.
     Debentures, Series D
     6.900% 11/01/08 ...........................       395              418,206

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   Intermedia Communication Inc.
     Sr. Notes, Series B
     8.500% 01/15/08 ........................... $     220         $    206,800
   ITC Deltacom, Inc.
     144A Sr. Notes
     11.000% 06/01/07 ..........................       225              246,375
   Level 3 Communications, Inc.,
     144A Sr. Notes
     9.125% 05/01/08 ...........................       440              429,000
   MCI Communications Corp.
     Sr. Discount Notes
     6.125% 04/15/10+ ..........................     1,615            1,619,038
   McleodUSA, Inc.
     144A Sr. Notes
     8.125% 02/15/09 ...........................       130              129,025
   Metromedia Fiber Network
     144A Sr. Notes
     10.000% 11/15/08 ..........................       190              199,500
   Nextel Communications, Inc.
     Sr. Redeemable Discount
     Notes
         9.950% 02/15/08++ .....................       785              502,400
        10.650% 09/15/07++ .....................     1,380              938,400
     Sr. Discount Notes
        9.750% 08/15/04++ ......................     2,850            2,899,875
        9.750% 10/31/07++ ......................       225              146,813
   NEXTLINK Communications, Inc.
     Sr. Notes
        9.625% 10/01/07 ........................       220              218,350
     144A Sr. Notes
        10.750% 11/15/08 .......................       310              321,625
   Paging Network, Inc.,
     Sr. Sub. Notes
         8.875% 02/01/06 .......................        70               59,500
        10.000% 10/15/08 .......................       570              495,900
     Notes Callable
        10.125% 08/01/07 .......................       800              696,000
   Qwest Communications
     144A Sr. Notes Callable
     7.250% 11/01/08 ...........................       310              321,625
   TCI Communications Inc.
     Notes
     6.340% 02/01/02 ...........................     1,585            1,602,831
   Telefonica de Argentina
     144A Medium Term Notes
     9.125% 05/07/08 ...........................       850              782,000
   Teleport Communications
     Group, Inc.
     Sr. Discount Notes
     9.650% 03/31/27 ...........................     1,445            1,721,356
   Wireless One, Inc.
     Sr. Discount
     Notes
     13.500% 08/01/06++ ........................       635               57,150

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   Worldcom, Inc.
     Sr. Notes
     8.875% 01/15/06 ........................... $   2,120         $  2,281,650
     6.950% 08/15/28 ...........................     1,225            1,254,094
                                                                   ------------
                                                                     23,053,944
                                                                   ------------
TRANSPORTATION -- 2.8%
   Continental Airlines, Inc.
     Sr. Notes
     9.500% 12/15/01 ...........................     1,755            1,844,944
   Delco Remy International, Inc.
     Gtd. Sr. Sub Notes
     10.625% 08/01/06 ..........................       220              235,400
   Grupo Transportacion Ferroviaria
     Mexicana, S.A. de C V.
     Yankee Gtd. Sr.  Notes
     11.750% 06/15/09 ..........................     2,465            1,318,775
   Norfolk Southern Corp.
     Notes
     7.875% 02/15/04 ...........................         5                5,350
     7.050% 05/01/04 ...........................     2,250            2,382,188
   Northwest Airlines, Inc.,
     Gtd. Notes
     7.875% 03/15/08 ...........................       290              260,638
     7.625% 03/15/05 ...........................     3,065            2,819,800
   US Airways, Inc.,
     Gtd. Sr. Notes
     9.625% 02/01/01 ...........................     1,710            1,752,647
                                                                   ------------
                                                                     10,619,742
                                                                   ------------
UTILITIES -- 2.3%
   Beaver Valley Funding Corp.
     Secured Lease Obligation Bonds
     9.000% 06/01/17 ...........................     2,370            2,577,375
   Connecticut Light and Power Co.
     First Mortgage Bonds, Series C
        7.750% 06/01/02 ........................     1,060            1,090,475
     First Mortgage Bonds, Series D
        7.875% 10/01/24 ........................       720              747,900
   Niagara Mohawk Power Corp.
     First Mortgage Bonds
     8.750% 04/01/22 ...........................     1,110            1,155,788
   North Atlantic Energy Corp.
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 ...........................     1,556            1,569,615
   TU Electric Capital V,
     Capital Securities
     8.175% 01/30/37 ...........................     1,410            1,484,025
                                                                   ------------
                                                                      8,625,178
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
WASTE MANAGEMENT -- 0.1%
   Allied Waste North America,
     Sr. Notes
        7.875% 01/01/09 ........................ $     185         $    187,313
   Allied Waste North America,
     Gtd. Notes
        7.375% 01/01/04 ........................        30               30,450
                                                                   ------------
                                                                        217,763
                                                                   ------------
   TOTAL CORPORATE BONDS
     (Cost $133,536,480) .......................                   $130,508,936
                                                                   ------------
MUNICIPAL BONDS -- 2.1%
   Florida State Board of Education,
     Capital Outlay GO, Series B
     4.750% 06/01/23 ........................... $     705         $  675,919
   Illinois State GO
     4.750% 06/01/23 ...........................       850              796,875
   Massachusetts State Water
     Resources Authority, General
     Revenue Bonds, Series A
     4.750% 08/01/27 ...........................       960              900,000
   Massachussetts Bay
     Transportation Authority,
     General Transportation
     Systems Revenue Bonds,
     Series A
     4.750% 03/01/21 ...........................       765              727,706
   Metropolitan Transit Authority,
     NY Dedicated Tax Fund,
     Series A
     4.750% 04/01/28 ...........................       260              246,025
   Nevada State General Obligation
     (Municipal Bond Bank Project
     Numbers 65 & R-6)
     4.750% 05/15/26 ...........................     1,000              940,000
   New Jersey Economic
     Development Authority, State
     Pension Funding Revenue Bonds
        0.000% 02/15/09 ........................       155               83,119
     Series B
        0.000% 02/15/01 ........................       320              286,000
        0.000% 02/15/02 ........................       165              138,600
        0.000% 02/15/03 ........................     1,085              858,506
   New York City Municipal Water
     Finance Authority, Water and
     Sewer Systems Revenue Bond,
     Series D
       4.750% 06/15/25 .........................       395              375,250
       4.750% 06/15/25 .........................       735              698,250

                                                     PAR
                                                    (000)               VALUE
                                                 ---------           -----------
MUNICIPAL BONDS -- (CONTINUED)
   Ohio State Turnpike Commission,
     Series B
     4.750% 02/15/28 ........................... $     530         $    503,500
   Tampa, FL Health Systems
     Revenue Bond
     4.750% 11/15/28 ...........................        45               42,356
   Triborough Bridge & Tunnel
     Authority NY, Series A
     4.750% 01/01/24 ...........................       500              476,875
                                                                   ------------
   TOTAL MUNICIPAL BONDS
     (Cost $7,759,207) .........................                     $7,748,981
                                                                   ------------
FOREIGN GOVERNMENT BONDS -- 4.3%
   Federal Republic of Brazil,
     Discount Bond, Series Z- L
     6.125% 04/15/24 ........................... $     560         $    312,200
   Republic of Argentina, Sr. Notes
     12.163% 04/10/05+ .........................     2,180            1,940,200
   Republic of Colombia,
     Yankee Notes
     10.986% 08/13/05 ..........................     2,575            2,317,500
   Republic of Philippines,
     Global Bonds
     9.875% 01/15/19 ...........................     1,025            1,018,594
   Republic of Poland,
     Past Due Interest Bonds
     5.000% 10/27/14++ .........................     1,050              954,844
     5.000% 10/27/14++ .........................     8,420            7,656,938
   United Mexican States Par Bonds,
     Series W-A
     6.250% 12/31/19 ...........................     2,650            1,985,844
                                                                   ------------
   TOTAL FOREIGN
     GOVERNMENT BONDS
     (Cost $16,034,861) ........................                   $ 16,186,120
                                                                   ------------
AGENCY OBLIGATIONS -- 47.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.5%
   Various Pools:
     6.500% 07/01/99 ........................... $      51         $     51,730
     7.000% 12/01/09 ...........................       667              681,138
   Series MACR 1860 Principle Only
     0.000% 02/15/24 ...........................     1,505            1,055,744
                                                                   ------------
   TOTAL FEDERAL HOME
     LOAN MORTGAGE
     CORPORATION ...............................                   $  1,788,612
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 40.9%
   Various Pools:
     10.000% 02/01/05 .......................... $     183         $    194,053
     10.000% 01/01/10 ..........................       838              907,352
     6.000% 10/01/28 ...........................    12,572           12,195,253
     6.000% 01/01/29 ...........................     4,137            4,012,611
     6.000% 01/01/29 ...........................    11,200           10,864,001
   REMIC - PAC 1991-165 Class M
     8.250% 12/25/21 ...........................        12               12,656
   Series 1996-5 Class PX PO
     0.000% 11/25/23 ...........................       198              139,399
   Series 1997-16 Class M PO
     0.000% 02/25/23 ...........................       170              117,513
   TBA
     6.000% 01/15/11 ...........................    14,980           14,834,881
     6.500% 05/01/13 ...........................     7,665            7,715,302
     8.000% 03/15/25 ...........................    34,330           35,713,928
     6.000% 04/15/25 ...........................    53,060           51,435,038
     6.500% 09/01/27 ...........................    14,960           14,866,500
                                                                   ------------
   TOTAL FEDERAL NATIONAL
     MORTGAGE ASSOCIATION ......................                   $153,008,487
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.0%
   Various Pools:
     6.500% 09/15/03 ........................... $       6         $      6,008
     8.250% 08/15/04 ...........................         1                  524
     9.000% 11/15/04 ...........................         1                  876
     9.000% 12/15/04 ...........................         1                  759
     8.250% 04/15/06 ...........................         1                1,243
     13.500% 07/15/14 ..........................         1                  913
     9.000% 12/15/16 ...........................        25               26,316
     8.000% 04/15/17 ...........................        99              103,677
     9.000% 08/15/21 ...........................       394              421,237
   TBA
     6.500% 09/01/25 ...........................    18,460           18,356,163
                                                                   ------------
   TOTAL GOVERNMENT
     NATIONAL MORTGAGE
     ASSOCIATION ...............................                   $ 18,917,716
                                                                   ------------
MISCELLANEOUS -- 0.9%
   Government Trust Certificates
     Collateral Trust Series 1C
     (Aaa, AAA)
     9.250% 11/15/01 ........................... $     365         $    375,177
   National Archives Facility Trust
     COP (Aaa, AAA)
     8.500% 09/01/19 ...........................       676              807,713
   Tennessee Valley Authority
     Debentures, Series B (Aaa, NR)
        6.235% 07/15/45 ........................        60               61,650
     Power Bonds Series A (NR, AAA)
        5.880% 04/01/36 ........................     1,980            1,947,825
                                                                   ------------
                                                                      3,192,365
                                                                   ------------
   TOTAL AGENCY OBLIGATIONS
     (Cost $178,380,528) .......................                   $176,907,180
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
ASSET BACKED SECURITIES -- 1.3%
   Capital Equipment Receivables
     Trust Series 1996-1, Class A3
     6.110% 07/15/99 ........................... $     192         $    191,821
   Goldome Credit Corp. Home
     Equity Trust Series 1990-1,
     Class A
     10.000% 07/15/05 ..........................        34               34,570
   Green Tree Financial Corp.
     Manufactured Housing Retail
     Installment Sales Contracts,
     Series 1995-6, Class A-3
        6.650% 09/15/26 ........................     1,052            1,060,577
     Series 1998-C, Class A-2
        6.250% 09/15/26 ........................        35               34,717
   Green Tree Recreational,
     Equipment & Consumer Trust
     Series 1997-C, Class A1
        6.490% 02/15/18 ........................       566              565,045
     Series 1998-B, Class A-3
        6.050% 10/15/10 ........................     1,065            1,068,328
   Green Tree Securitized Net
     Interest Margin Trust, REMIC,
     Series 1994-A, Class A
     6.900% 02/15/04 ...........................       582              583,424
   Health & Retirement Properties
     5.658% 04/09/99+ ..........................       100               99,125
   Merrill Lynch Mortgage Investors,
     Inc., Manufactured Housing
     Retail Installment Sales
     Contracts Series 1991-C,
     Class A
     9.000% 07/15/11 ...........................        38               37,952
   National Westminster Bank
     Debentures Guaranteed Cap
     Notes
     9.375% 11/15/03 ...........................       670              743,700
   New York City Tax Lien
     144A Collateralized Bonds,
     Series 1996-1, Class C
     7.110% 05/25/05 ...........................        46               45,767
   Vanderbilt Mortgage Finance,
     Manufactured Housing Retail
     Installment Sales Contracts,
     Series 1995-B, Class A3
     6.675% 05/07/06 ...........................       325              327,152
                                                                   ------------
   TOTAL ASSET BACKED
     SECURITIES
     (Cost $4,813,799) .........................                   $  4,792,178
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
COLLATERALIZED MORTGAGED
BACKED SECURITIES -- 3.9%
   AESOP Funding II Series 1997-1,
     Class A1
     6.220% 10/20/01 ........................... $     720         $    724,313
   Asset Securitization Corp.
     Series 1996-MD6, Class A6
     7.484% 03/13/99 ...........................       760              727,819
   Carousel Center Finance Inc.
     Series 1, Class C, Rule 144A
     7.527% 11/15/07 ...........................       340              344,554
   Cityscape Home Equity Loan
     Trust, Home Equity Loan
     Certificates Series 1996-2,
     Class A2
     7.200% 11/15/06 ...........................       291              294,616
   Collateralized Mortgage
     Obligation Trust, REMIC
     Series 54, Class C
     9.250% 11/01/13 ...........................         1                1,168
   Contimortgage Home Equity
     Loan Trust
     Series 1996-4, Class A8
        7.220% 01/15/28 ........................       820              824,378
     Series 1998-1, Class A5
        6.430% 04/15/16 ........................     1,980            1,987,413
   G3 Mortgage Reinsurance Corp.
     Class A
     6.042% 03/25/99 ...........................       950              886,469
   General Motors Acceptance
     Corp. Commercial Mortgage
     Securities, Inc. Series 1997-C1,
     Class A2
     6.853% 09/15/06 ...........................       530              554,181
   Kidder Peabody Acceptance Corp.
     Series 1993-M1, Class A1
        7.150% 04/25/25 ........................       201              200,105
     Series 1994-C1, Class A
        6.650% 02/01/06 ........................       390              392,342
     Series 1994-C1, Class B
        6.850% 02/01/06 ........................     1,305            1,332,527
   New Century Home Equity Loan
     Trust Series 1997-NC6,
     Class A4
     6.730% 07/25/22 ...........................       675              673,192
   PaineWebber Mortgage Acceptance
     Corp. IV Multifamily Mortgage
     Pass-Throughs Series 1995-M1,
     Class A 144A
     6.700% 01/15/07 ...........................     1,430            1,451,450

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
COLLATERALIZED MORTGAGED
BACKED SECURITIES -- (CONTINUED)
   Residential Reinsurance Ltd.
     Series 1998-A2
     9.435% 03/01/99 ........................... $     600         $    607,200
   Salomon Brothers Mortgage
     Securities VII, Series 1997-NC4,
     Class A
     5.198% 03/25/99 ...........................        44               44,387
   Southern Pacific Secured Asset
     Corp. Home Equity,
     Series 1998-1, Class A2
     6.270% 03/25/28 ...........................     2,455            2,454,616
   Structured Asset Securitization
     Corp. Series 1996-CFL,
     Class A1C
     5.944% 02/25/28 ...........................       362              362,020
   UCFC Home Equity Loan
     Series 1996-B1, Class A7
     8.200% 09/15/27 ...........................       745              765,703
                                                                   ------------
   TOTAL COLLATERALIZED
     MORTGAGED BACKED
     SECURITIES
     (Cost $14,747,980) ........................                   $ 14,628,453
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES
                                                 ---------
COMMON STOCK -- 0.0%
PACKAGING/CONTAINERS -- 0.0%
   Crown Packaging Enterprises,
     Ltd. ......................................    45,544         $        455
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $0) .................................                   $        455
                                                                   ------------
PREFERRED STOCKS -- 2.2%
BANKING -- 2.0%
   California Federal Capital Corp.
     Series A ..................................    94,200         $  2,490,413
   Centaur Funding Corp. .......................     1,360            1,501,100
   Citigroup, Inc. .............................    37,300            1,902,300
   Lehman Brothers Holdings ....................    10,800              461,700
   NationsBank Captial Corp. ...................    46,600            1,234,900
                                                                   ------------
                                                                      7,590,413
                                                                   ------------
REAL ESTATE -- 0.2%
   American Real Estate Corp.
   8.50% Cumulative, Series A ..................    29,600              771,450
                                                                   ------------
   TOTAL PREFERRED STOCKS
     (Cost $8,446,853) .........................                   $  8,361,863
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

             WARBURG PINCUS U.S. CORE FIXED INCOME FUND (CONCLUDED)

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
U.S. TREASURY OBLIGATIONS -- 13.6%
U.S. TREASURY BILLS -- 0.1%
   4.365% 04/08/99 ............................. $     330         $    327,732
   4.280% 04/08/99 .............................        40               39,751
   4.320% 04/08/99 .............................       100               99,380
                                                                   ------------
                                                                        466,863
                                                                   ------------
U.S. TREASURY BONDS -- 2.7%
   8.000% 11/15/21 .............................     8,015           10,176,145
                                                                   ------------
U.S. TREASURY INFLATION PROTECTED NOTES -- 1.9%
   3.625% 01/15/08 .............................     7,300            7,258,305
                                                                   ------------
U.S. TREASURY NOTES -- 7.6%
   8.500% 02/15/00 .............................       220              227,090
   5.375% 02/15/01 .............................    12,550           12,606,378
   6.625% 06/30/01 .............................       185              190,872
   6.250% 06/30/02 .............................     6,265            6,453,804
   7.500% 02/15/05 .............................         5                5,537
   6.250% 02/15/07 .............................     8,280            8,719,394
                                                                   ------------
                                                                     28,203,075
                                                                   ------------
U.S. TREASURY STRIP BONDS -- 1.3%
   0.000% 11/15/16 .............................     3,430            1,197,932
   0.000% 05/15/17 .............................    10,950            3,732,112
                                                                   ------------
                                                                      4,930,044
                                                                   ------------
   TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $51,383,909) ........................                   $ 51,034,432
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES
                                                 ---------
RIGHTS / WARRANTS -- 0.0%
   Capital Pacific Holdings
     Group, Inc. ...............................     2,528         $      1,390
   Checkers Drive-In Restaurants ...............     2,642                  330
   Mexican Value Recovery
     Rights ....................................     1,000
   Uniroyal Technology Corp. ...................    10,800               69,525
                                                                   ------------
   TOTAL RIGHTS / WARRANTS
     (Cost $14,178) ............................                   $     71,245
                                                                   ------------


                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
SHORT-TERM INVESTMENTS -- 27.9%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.250% 03/01/99 ........................... $  46,426         $ 46,426,000
   Federal Home Loan Bank
     Discount Notes
     4.900% 03/18/99 ...........................     9,900            9,876,717
   Federal Home Loan Mortgage
     Corp. Discount Notes
     4.930% 03/17/99 ...........................    48,100           47,992,851
                                                                   ------------
   TOTAL SHORT-TERM
     INVESTMENTS
     (Cost $104,297,700) .......................                   $104,295,568
                                                                   ------------
   TOTAL INVESTMENTS -- 137.5%
     (Cost $519,415,495*) ......................                   $514,535,411

   LIABILITIES IN EXCESS OF
     OTHER ASSETS -- (37.5%) ...................                   (140,315,168)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $374,220,243
                                                                   ============


   * Cost for Federal income tax purposes at February 28, 1999 is $519,436,781. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation ....................................... $  2,563,176
        Gross Depreciation .......................................   (7,464,546)
                                                                   ------------
        Net Depreciation ......................................... $ (4,901,370)
                                                                   ============
   + Variable rate  obligations -- The interest shown is the rate as of February
     28, 1999.
  ++ Step Bond -- The interest rate as of February 28, 1999 is 0% and will reset to interest  rate shown at a future  date.
+++  Securities  have no stated maturity date.

                            INVESTMENT ABBREVIATIONS

FRN ..........................................................Floating Rate Note
MACR .....................Modified and Combinable Real Estate Investment Conduit
PAC ..................................................Planned Amortization Class
REMIC ...................................Real Estate Mortgage Investment Conduit
TBA .............................................................To Be Announced

                 See Accompanying Notes to Financial Statements.

                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Strategic Global Fixed Income Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $15.26, compared to an NAV of $15.10 on August 31, 1998. As a result, the Institutional shares' total return was 4.5% (assuming the reinvestment of dividends and distributions totaling $0.53 per share). By comparison, the unhedged J.P. Morgan Global Government Bond Index ("GBI") returned 3.9% during the same period.

At February 28, 1999, the NAV of the Fund's Common shares was $15.25, compared to an NAV of $16.10 at their inception of investment operations on October 30, 1998. The Common shares' total return between October 30, 1998 and February 28, 1999 thus was down 2.2% (assuming the reinvestment of dividends and distributions totaling $0.52 per share). By comparison, the GBI was down 3.4% during the same period.

We attribute the Fund's outperformance of the GBI benchmark during the fiscal half-year to our positioning of the portfolio in two areas:

SPREAD PRODUCT. Our allocations to "spread product" -- debt securities whose market valuation is greatly driven by the difference, known as the "spread," between their yields and those of U.S. Treasury debt -- experienced strong gains after hurting performance in the second and third quarters of 1998. This was particularly true in U.S. and emerging market securities.

We maintained our U.S. spread product positions through the earlier periods because we believed that they represented attractive fundamental value and would eventually recover. Our patience was rewarded in the final months of 1998 and early 1999, as yield spreads contracted and prices in spread-based sectors, therefore, rose. Emerging market debt also revived. Although our allocation to emerging markets remained modest, the sector's strength was sufficient for it to meaningfully add to the Fund's return.

JAPAN. Our longstanding underweight in Japan relative to GBI paid off especially well in December, as Japanese bond yields nearly tripled. We also chose to remain essentially neutral in our yen currency holdings, which prevented the Fund from losing ground relative to GBI when the yen strengthened.

As developments occur in the global fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Fixed Income Management Team

Robert J. Moore, Managing Director
William P. Sterling, Managing Director
Gregg M. Diliberto, Managing Director
Robert W. Justich, Managing Director
Mark K. Silverstein, Managing Director
Ira Edelblum, Director
Jo Ann Corkran, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME INSTITUTIONAL SHARES AND THE JP MORGAN GLOBAL GOVERNMENT BOND INDEX (UNHEDGED)1 FROM INCEPTION (6/27/94), PERIOD ENDED (7/31/94), AND AT EACH QUARTER END. (UNAUDITED)

                WARBURG PINCUS
                STRATEGIC GLOBAL           JP MORGAN GLOBAL
                 FIXED INCOME              GOVT. BOND INDEX
             INSTITUTIONAL SHARES              (UNHEDGED)
06/28/94           $10,000                    $10,000
07/31/94            10,027                     10,115
08/31/94            10,001                     10,089
11/30/94            10,045                     10,161
02/28/95            10,274                     10,659
05/31/95            11,156                     11,696
08/31/95            11,072                     11,496
11/30/95            11,574                     12,003
02/29/96            11,668                     11,957
05/31/96            11,831                     11,907
08/31/96            12,140                     12,283
11/30/96            12,815                     12,776
02/28/97            12,531                     12,284
05/31/97            12,673                     12,408
08/31/97            12,684                     12,487
11/30/97            13,006                     12,878
02/28/98            13,170                     13,089
05/31/98            13,232                     13,247
08/31/98            13,215                     13,689
11/30/98            14,090                     14,560
02/28/99            13,804                     14,220

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The JP Morgan Global Government Bond Index Unhedged (including U.S. $) is market-capitalization index consisting of the government bond markets of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, the U.K. and the U.S. All issues have a remaining maturity of at least one year and the index is rebalanced monthly.

                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
INTERNATIONAL BONDS -- 55.0%
ARGENTINA -- 1.1%
   Argentina Bocon, Series Pro1
     2.687% 04/01/07+ ..................         $      50         $     35,950
   Republic of Argentina
     Discount Bond, Series L
        6.063% 03/31/23+ ...............                65               46,231
     Euro Notes
        11.750% 02/12/07 ...............                30               24,637
     FRB Non-US Tranche
        6.188% 03/31/05+ ...............                52               42,491
     Global Bonds
        9.750% 09/19/27 ................                20               16,125
     Par Bonds
        5.750% 03/31/23++ ..............                70               46,944
     Unsubordinated Series Bgl4
        11.000% 10/09/06 ...............                20               18,200
     Yankee Notes
        12.163% 04/10/05+ ..............                65               57,850
   YPF S.A. Yankee Notes
     8.000% 02/15/04 ...................                35               33,862
                                                                   ------------
                                                                        322,290
                                                                   ------------
BRAZIL -- 0.7%
   Cia. Petroleo Ipiranga S.A.
     Sr. Notes
     10.625% 02/25/02 ..................                65               50,375
   Federal Republic of Brazil
     Capitalization Bonds,
        Series 20Yr
        8.000% 04/15/99+ ...............               101               57,790
     EI Bonds, Series EI-L
        6.125% 04/15/06+ ...............                34               21,168
     Discount, Series ZL
        6.125% 04/15/24+ ...............                61               34,007
     EI FRB Debenture Euro
        Registered, Series RG
        6.125% 04/15/06+ ...............                48               30,240
                                                                   ------------
                                                                        193,580
                                                                   ------------
BULGARIA -- 0.2%
   Government of Bulgaria Discount
     FRN, Series A
     5.875% 07/28/24+ ..................                40               28,125
   National Republic of Bulgaria FRN
     4.166% 07/28/12+ ..................                50               30,125
                                                                   ------------
                                                                         58,250
                                                                   ------------
CANADA -- 1.2%
   Government of Canada Debenture
   5.500% 02/01/00 .....................CND            250              166,026
   7.000% 12/01/06 .....................               250              182,256
                                                                   ------------
                                                                        348,282
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
COLUMBIA -- 0.4%
   Republic of Colombia
     Yankee Notes
      10.986% 08/13/05+ ................         $     110         $     99,000
   Global Bonds
      8.625% 04/01/08 ..................                10                8,537
                                                                   ------------
                                                                        107,537
                                                                   ------------
CROATIA -- 0.1%
   Government of Croatia
     Series A Pro-Rata Redemption
        Bonds
        5.813% 07/31/10 ................                20               15,800
     Series B Pro-Rata Redemption
        Bonds
        5.813% 07/31/06+ ...............                27               19,610
                                                                   ------------
                                                                         35,410
                                                                   ------------
FINLAND -- 0.2%
   Okobank Perpetual Medium Term
     FRN
   5.739% 03/09/99+/+++ ................                60               57,600
                                                                   ------------
FRANCE -- 3.1%
   Ivory Coast Past Due Interest
     Bonds
     1.900% 03/29/18+ ..................FRF            370               18,591
   L'Auxiliare du Credit Foncier
     de France Gtd. Notes
     5.281% 09/25/02+ ..................$              125              121,794
   Republic of France
     Treasury Bonds
     7.500% 04/25/05 ...................EUR            549               727,925
                                                                   ------------
                                                                        868,310
                                                                   ------------
GERMANY -- 23.0%
   Federal Republic of Germany
     Eurobonds
     6.000% 02/16/06 ...................EUR          2,000            2,475,987
     6.000% 07/04/07 ...................             3,206            4,005,126
                                                                   ------------
                                                                      6,481,113
                                                                   ------------
JAPAN -- 0.3%
   Fuji Finance (Cayman) Ltd.
     Perpetual Sub. FRN
     5.801%+/+++ .......................         $      90               51,300
   Fuji Finance (Cayman)
     Perpetual Gtd. Medium Term
     Notes
     7.300%+/+++ .......................                50               28,500
                                                                   ------------
                                                                         79,800
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
MEXICO -- 1.2%
   Grupo Transportacion Ferroviaria
     Mexicana, S.A. de CV
     144A Gtd. Sr. Discount Notes
     11.750% 06/15/09++ ................         $      55         $     29,425
   Mexican Cetes Zero Coupon
     Bonds
     0.000% 01/13/00 ...................               251               20,402
   United Mexican States
     Global Bonds
        11.500% 05/15/26 ...............                80               83,600
   Government National Discount
     Bond, Series W-A
     6.116% 12/31/19+(a) ...............               260              209,625
                                                                   ------------
                                                                        343,052
                                                                   ------------
NETHERLANDS -- 4.3%
   Kingdom of Netherlands
     Government Bonds
     5.750% 01/15/04 ...................EUR          1,021            1,227,797
                                                                   ------------
PANAMA -- 0.1%
   Republic of Panama Euro Bonds
   8.875% 09/30/27 .....................         $      20               17,900
                                                                   ------------
PERU -- 0.1%
   Government of Peru Front Loaded
     Interest Reduction Bond
     3.250% 03/07/17 ...................                20               10,737
   Peru Past Due Interest FRB
     Series 20 Year Bonds
     4.000% 03/07/17+ ..................                20               11,862
                                                                   ------------
                                                                         22,599
                                                                   ------------
PHILIPPINES -- 0.4%
   Bangko Sentral Pilipinas
     Yankee Bonds
     8.600% 06/15/27 ...................                40               34,600
   Republic of Philippines
     Global Bonds
     9.875% 01/15/19 ...................                75               74,531
                                                                   ------------
                                                                        109,131
                                                                   ------------
POLAND -- 1.5%
   Republic of Poland
     Non-U.S. Global Past Due
        Interest Bonds
        5.000% 10/27/14++ ...............                20               18,187
     Par Bond
        3.000% 10/27/24++ ...............                35               22,794
     Past Due Interest Bonds
        5.000% 10/27/14++ ...............               415              377,391
                                                                   ------------
                                                                        418,372
                                                                   ------------


                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
RUSSIA -- 0.1%
   AO Sibneft
     Loan Participation Notes
     9.000% 08/15/00+ ..................         $      50         $     13,000
   Ministry Finance Russia Bonds
     12.750% 06/24/28 ..................                60               16,800
                                                                   ------------
                                                                         29,800
                                                                   ------------
SOUTH AFRICA -- 0.0%
   Republic of South Africa
     Senior Notes
     12.000% 02/28/05 ..................ZAR             80               11,743
                                                                   ------------
SOUTH KOREA -- 0.4%
   Korea Electric Power
     Yankee Notes
      7.000% 10/01/02 ..................         $      45               43,256
   Debentures
      6.750% 08/01/27 ..................                10                9,400
   Unsecured Unsubordinated
      Global Notes
      6.375% 12/01/03 ..................                20               18,550
   Debentures
      7.000% 02/01/27 ..................                55               50,944
                                                                   ------------
                                                                        122,150
                                                                   ------------
SUPRANATIONAL -- 7.9%
   European Investment Bank
     Eurobonds
     5.000% 04/15/08 ...................ITL      1,000,000              597,390
   International Bank for
     Reconstruction & Development
     Japanese Yen Global Bonds
     5.250% 03/20/02 ...................JPY        170,000            1,635,166
                                                                   ------------
                                                                      2,232,556
                                                                   ------------
SWEDEN -- 1.2%
   Skandinaviska Enskilda Banken
     AB Perpetual Sub. FRN
     7.500% 03/12/99+/+++ ..............         $     350              331,215
                                                                   ------------
TURKEY -- 0.0%
   Republic of Turkey Treasury Bills
     0.000% 08/18/99 ...................TRL      5,569,100               10,740
                                                                   ------------
UNITED KINGDOM -- 7.4%
   U.K. Treasury Gilt Bonds
     7.500% 12/07/06 ...................GBP          1,100            2,077,810
                                                                   ------------
VENEZUELA -- 0.1%
   Republic of Venezuela
     Global Bonds
     9.250% 09/15/27 ...................         $      40               22,800
                                                                   ------------
   TOTAL INTERNATIONAL BONDS
     (Cost $15,586,109)                                            $ 15,529,837
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
DOMESTIC BONDS -- 49.8%
CORPORATE BONDS -- 16.9%
AUTOMOTIVE -- 0.2%
   Delco Remy International, Inc.
     Gtd. Sr. Sub Notes
     10.625% 08/01/06 ..................         $      15         $     16,050
   Hayes Lemmerz International, Inc.
     Sr. Sub Notes
     8.250% 12/15/08 ...................                25               25,312
                                                                   ------------
                                                                         41,362
                                                                   ------------
BANKING -- 1.5%
   BankBoston N.A. Notes
     6.375% 04/15/08 ...................                15               14,588
   Bay View Capital Corp.
     Sub. Notes
     9.125% 08/15/07 ...................                45               43,594
   Chase Manhattan Bank Corp.
     Sub. Notes
     6.750% 09/15/06 ...................                20               20,300
     7.250% 06/01/07 ...................                10               10,475
     6.375% 04/01/08 ...................                20               19,975
   Citicorp Sub. Notes, Series F
     6.375% 11/15/08 ...................                65               64,431
   Credit Lyonnais Perpetual Sub.
     Variable Rate Notes, Rule 144A
     6.563% 09/19/49+/+++ ..............                90               78,525
   First Republic Bank Sub. Notes
     7.750% 09/15/12 ...................                60               57,225
   National Westminster Bank
     Debentures Guaranteed Cap
     Notes
     9.375% 11/15/03 ...................                15               16,650
   Sovereign Bancorp Sr. Notes
     6.750% 07/01/00 ...................               115              115,719
                                                                   ------------
                                                                        441,482
                                                                   ------------
COMPUTER SOFTWARE -- 0.1%
   PSINet, Inc. 144A Sr. Notes
   11.500% 11/01/08 ....................                10               11,200
                                                                   ------------
ELECTRIC -- 1.6%
   Beaver Valley Funding Corp.
     Secured Lease Obligation Bonds
     9.000% 06/01/17 ...................               150              163,125
   Connecticut Light and Power Co.
     First Mortgage Bonds, Series C
        7.750% 06/01/02 ................                75               77,156
     First Mortgage Bonds, Series D
        7.875% 10/01/24 ................                40               41,550
   Crown Central Petroleum Sr. Notes
     10.875% 02/01/05 ..................                10                9,113
   Forcenergy, Inc. Sr. Sub. Notes
     8.500% 02/15/07 ...................                10                3,675
   Niagara Mohawk Power Corp.
     First Mortgage Bonds
     8.750% 04/01/22 ...................                30               31,238


                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
ELECTRIC -- (CONTINUED)
   North Atlantic Energy Corp.
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 ...................           $   130         $    131,138
                                                                   ------------
                                                                        456,995
                                                                   ------------
ELECTRONICS -- 0.2%
   Seagate Technology, Inc.
     Sr. Debentures
     7.450% 03/01/37 ...................                70               65,275
                                                                   ------------
ENERGY -- 0.7% CMS Energy Corp.
     Medium Term Notes
     6.750% 01/15/04 ...................                15               14,625
   Dresser Industries, Inc.
     Debentures
     7.600% 08/15/45 ...................                60               65,100
   Petroleum Geo-Services
     Yankee Sr. Notes
     7.125% 03/30/28 ...................                25               22,344
   Valero Energy Corp.
     144A Putable Asset Trusts
     6.750% 12/15/02 ...................               100              100,125
                                                                   ------------
                                                                        202,194
                                                                   ------------
ENTERTAINMENT -- 1.5%
   Circus Circus Enterprise
     Sr. Sub. Notes
     9.250% 12/01/05 ...................                15               15,281
   Regal Cinemas, Inc.
     Sr. Sub. Notes
     9.500% 06/01/08 ...................                20               20,000
   Time Warner, Inc
     Debentures
        9.125% 01/15/13 ................                45               55,294
        8.050% 01/15/16 ................               140              156,100
        6.850% 01/15/26 ................               165              173,456
                                                                   ------------
                                                                        420,131
                                                                   ------------
FINANCIAL SERVICES -- 2.0%
   American General Institutional
     Capital Trust Co.
     144A Gtd. Notes, Series B
     8.125% 03/15/46 ...................                40               45,000
   AT&T Capital Corp.
     Medium Term Notes, Series 4
     6.920% 04/29/99 ...................               135              135,121
   Ford Motor Credit Corp.
     5.800% 01/12/09 ...................                80               77,400
   HRPT Properties Trust Notes
     5.658% 04/09/99 ...................               310              307,288
                                                                   ------------
                                                                        564,809
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
HEALTH CARE -- 0.8%
   Columbia/HCA Healthcare Corp.
     Debentures
     8.360% 04/15/24 ...................         $      55         $     50,848
   Merck & Company, Inc.
     Medium Term Notes, Series B
     5.760% 05/03/37 ...................               185              182,456
                                                                   ------------
                                                                        233,304
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 0.1%
   Motors & Gears Inc.,
     Sr. Notes, Series D
   10.750% 11/15/06 ....................                15               15,394
                                                                   ------------
MEDIA CABLE -- 1.0%
   Adelphia Communications Corp.
     144A Sr. Notes
        8.375% 02/01/08 ................                10               10,425
     Sr. Notes, Series B
        9.250% 10/01/02 ................                15               15,938
   Classic Cable Sr. Sub. Notes
     9.875% 08/01/08 ...................                10               10,525
   CS Wireless Systems, Inc.
     144A Sr. Discount Notes
     11.375% 03/01/06++ ................                70               14,000
   CSC Holdings, Inc. Sr. Notes
     7.875% 12/15/07 ...................                90               95,175
     7.250% 07/15/08 ...................                20               20,350
   Diamond Cable Communications plc
     144A Yankee Sr. Discount
     Notes
     10.750% 02/15/07++ ................                40               30,800
   James Cable Partners L.P.
     Sr. Notes, Series B
     10.750% 08/15/04 ..................                20               21,175
   TCI Communications Inc. Notes
     6.340% 02/01/02 ...................                55               55,619
   Wireless One, Inc.
     Sr. Discount Notes
     13.500% 08/01/06++ ................                45                4,050
                                                                   ------------
                                                                        278,057
                                                                   ------------
MEDIA NON CABLE -- 0.4%
   Chancellor Media Corp.
     144A Sr. Notes
     8.000% 11/01/08 ...................                10               10,600
   Echostar DBS Corp.
     144A Sr. Notes
     9.250% 02/01/06 ...................                20               20,200
   Fox/Liberty Networks L.L.C.,
     Registered Sr. Notes
     08/15/07++ ........................                80               83,500
   Granite Broadcasting Corp.
     Sr. Sub. Notes
     8.875% 05/15/08 ...................                10                9,925
                                                                   ------------
                                                                        124,225
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
REAL ESTATE -- 0.1%
   HMH Properties, Inc. Sr. Notes
     8.450% 12/01/08 ...................         $      15         $     14,888
                                                                   ------------
RETAIL -- 1.3%
   Archibald Candy Corp.
     144A Gtd. Sr. Secured Notes
     10.250% 07/01/04 ..................                20               20,400
   Jackson Products, Inc. Notes
     9.500% 04/15/05 ...................                20               19,950
   K Mart Corp.
     Medium Term Notes, Series C
        7.820% 01/02/02 ................               100               98,625
        7.840% 01/02/02 ................               100               98,625
     Medium Term Notes, Series D
        7.770% 07/02/02 ................               100               98,250
   Pantry, Inc. Sr. Sub. Notes
     10.250% 10/15/07 ..................                15               15,656
   Pathmark Stores, Sr. Sub Notes
     9.625% 05/01/03 ...................                10               10,088
   Phillips Van-Heusen Corp.,
     Sr. Sub. Notes
     9.500% 05/01/08 ...................                10               10,088
                                                                   ------------
                                                                        371,682
                                                                   ------------
STEEL -- 0.1%
   Wheeling-Pittsburgh Corp.
     144A Sr. Notes
     9.250% 11/15/07 ...................                15               14,719
                                                                   ------------
TELECOMMUNICATIONS -- 3.6%
   BellSouth Capital Funding Corp.
     Debentures
     6.040% 11/15/26 ...................               165              167,888
   Cencall Communications Corp.
     Sr. Discount Notes
     10.125% 01/15/04 ..................                15               15,225
   Global Communicacoes e
     Participacoes S.A.
     144A Par Bonds
     10.625% 12/05/08 ..................                20               11,100
   GTE Corp., Debentures
     6.840% 04/15/18 ...................               215              219,031
   GTE North, Inc.
     Debentures, Series D
     6.900% 11/01/08 ...................                10               10,588
   ITC Deltacom, Inc.
     144A Sr. Notes
     11.000% 06/01/07 ..................                10               10,950
   Level 3 Communications, Inc.
     144A Sr. Notes
     9.125% 05/01/08 ...................                25               24,375
   MCI Communications Corp.
     Sr. Discount Notes
     6.125% 04/15/02+ ..................                45               45,113
   McleodUSA, Inc. 144A Sr. Notes
     8.125% 02/15/09 ...................                10                9,925

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   Metromedia Fiber Network
     144A Sr. Notes
     10.000% 11/15/08 ..................         $      10         $     10,500
   Nextel Communications, Inc.
     144A Sr. Discount Notes
        9.950% 02/15/08++ ..............                10                6,400
     144A Sr. Redeemable Discount
        Notes
        10.650% 09/15/07++ .............               180              122,400
     Sr. Discount Notes
        9.750% 08/15/04 ................               150              152,625
   NEXTLINK Communications, Inc.
     144A Sr. Notes
        10.750% 11/15/08 ...............                15               15,563
     Sr. Notes
        9.625% 10/01/07 ................                10                9,925
   Paging Network, Inc.,
     Sr. Sub. Notes
      8.875% 02/01/06 ..................                10                8,500
     10.125% 08/01/07 ..................                20               17,400
     10.000% 10/15/08 ..................                45               39,150
   Qwest Communications
     144A Sr. Notes
     7.250% 11/01/08 ...................                15               15,563
   Worldcom Inc., Sr. Notes
     8.875% 01/15/06 ...................                65               69,956
     6.950% 08/15/28 ...................                40               40,950
                                                                   ------------
                                                                      1,023,127
                                                                   ------------
TELEPHONE -- 0.0%
   Intermedia Communication
     Sr. Notes, Series B
     8.500% 01/15/08 ...................                10                9,400
                                                                   ------------
TRANSPORTATION -- 1.7%
   Continental Airlines, Inc.
     Sr. Notes
     9.500% 12/15/01 ...................               120              126,150
   Norfolk Southern Corp. Notes
     7.050% 05/01/37 ...................                60               63,525
   Northwest Airlines, Inc.
     Gtd. Notes
     7.625% 03/15/05 ...................               230              211,600
   US Airways, Inc. Gtd. Sr. Notes
     9.625% 02/01/01 ...................                85               87,120
                                                                   ------------
                                                                        488,395
                                                                   ------------
WASTE MANAGEMENT -- 0.0%
   Allied Waste North America
     Sr. Notes
     7.875% 01/01/09 ...................                10               10,125
                                                                   ------------
   TOTAL CORPORATE BONDS
     (Cost $4,874,411)                                             $  4,786,764
                                                                   -------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
MUNICIPAL BONDS -- 0.9%
   Florida State Board of Education,
     Capital Outlay GO, Series B
     4.750% 06/01/23 ...................         $      20         $     19,175
   Illinois State GO
     4.750% 06/01/23 ...................                15               14,063
   Massachusetts State Water
     Resources Authority General
     Revenue Bond, Series A
     4.750% 08/01/27 ...................                25               23,438
   Massachussetts Bay
     Transportation Authority,
     General Transportation
     System Revenue Bonds,
     Series A
     4.750% 03/01/21 ...................                35               33,294
   New York City Municipal Water
     Finance Authority Water and
     Sewer Systems Revenue Bonds,
     Series D
     4.750% 06/15/25 ...................                10                9,500
   North Texas Thruway Authority,
     Dallas North Thruway System
     Revenue Bonds
     4.750% 01/01/29 ...................               125              116,875
   Tennessee Valley Authority Bonds
     5.880% 04/01/36 ...................                40               39,350
                                                                   ------------
   TOTAL MUNICIPAL BONDS
     (Cost $259,419) ...................                           $    255,695
                                                                   ------------
AGENCY OBLIGATIONS -- 21.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.0%
   Various Pools:
   7.000% 12/01/09 .....................         $     334         $    340,569
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.9%
   Various Pools:
     6.500% 01/01/13+++ ................               255              256,673
     6.000% 05/01/13+++ ................               490              485,253
     6.000% 10/15/17+++ ................             1,760            1,706,100
     6.500% 09/01/27+++ ................               490              486,937
     8.000% 06/01/28+++ ................             1,120            1,165,150
     6.000% 10/01/28 ...................               373              362,047
     6.000% 01/01/29 ...................               125              120,862
     6.000% 01/01/29 ...................               370              358,900
   FNMA Series 1997-16 Class M
     Principle Only
     0.000% 02/25/23 ...................                80               55,300
                                                                   ------------
                                                                      4,997,222
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.2%
   6.500% 12/01/28+++ ..................               610              606,569
                                                                   ------------
   TOTAL AGENCY OBLIGATIONS ...........
     (Cost $5,984,456) .................                           $  5,944,360
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
ASSET BACKED SECURITIES -- 1.4%
   Contimortgage Home Equity
     Loan Trust,
     Series 1996-4, Class A8
        7.220% 01/15/28 ................         $      10         $     10,053
     Series 1998-1, Class A5
        6.430% 04/15/16 ................                70               70,262
   Green Tree Recreational,
     Equipment & Consumer Trust
     Series 1998-B, Class A-3
        6.050% 10/15/10 ................                15               15,047
     Series 1997-C, Class A1
        6.490% 02/15/18 ................               168              167,424
   New Century Home Equity Loan
     Trust Series 1997-NC6,
     Class A4
     6.730% 07/25/22 ...................                20               19,946
   Southern Pacific Secured Asset
     Corp. Home Equity
     Series 1998-1, Class A2
     6.270% 03/25/28 ...................                80               79,987
   UCFC Home Equity Loan Trust,
     Series 1996-B1, Class A7
     8.200% 09/15/27 ...................                25               25,695
                                                                   ------------
   TOTAL ASSET BACKED
     SECURITIES
     (Cost $389,934) ...................                           $    388,414
                                                                   ------------
COLLATERALIZED MORTGAGE
   BACKED SECURITIES -- 0.4%
   Donaldson Lufkin Jenrette
     Commercial Mortgage Corp.,
     Series 1998-CG1, Class A1-B
     6.410% 05/10/08 ...................         $      85         $     85,993
   GMAC Commercial Mortgage
     Securities, Inc., Series 1997-C1
     Class A2
     6.853% 09/15/06 ...................                20               20,912
                                                                   ------------
   TOTAL COLLATERALIZED
     MORTGAGE BACKED
     SECURITIES
     (Cost $106,467) ...................                           $    106,905
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------         -------------
U.S. TREASURY OBLIGATIONS -- 9.1%
U.S. TREASURY BILLS -- 0.1%
   4.365% 04/08/99 .....................         $      20         $     19,908
                                                                   ------------
U.S. TREASURY BONDS -- 6.3%
   8.000% 11/15/21 .....................             1,395            1,771,143
                                                                   ------------
U.S. TREASURY INFLATION PROTECTED NOTES -- 0.8%
   3.625% 01/15/08 .....................               225              223,715
                                                                   ------------
U.S. TREASURY NOTES -- 1.5%
   6.250% 06/30/02 .....................               245              252,383
   6.250% 02/15/07 .....................               170              179,021
                                                                   ------------
                                                                        431,404
                                                                   ------------
U.S. TREASURY STRIPPED BONDS -- 0.4%
   0.000% 05/15/17 .....................               335              114,179
                                                                   ------------
   TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $2,613,317) .................                           $  2,560,349
                                                                   ------------
   TOTAL DOMESTIC BONDS
     (Cost $14,228,004) ................                           $ 14,042,487
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES
                                                 ---------
STOCKS, RIGHTS & WARRANTS -- 0.8%
   California Federal Capital Corp.,
     Series A ..........................             5,050         $    133,509
   Centaur Funding Corp. ...............                40               44,150
   Citigroup, Inc. .....................             1,100               56,100
                                                                   ------------
   TOTAL STOCKS,
     RIGHTS & WARRANTS
     (Cost $231,837) ...................                           $    233,759
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

          WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND (CONCLUDED)

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
SHORT-TERM INVESTMENT -- 13.1%
   BBH U.S. Grand Cayman Time
     Deposit
     4.250% 03/01/99 ...................         $   3,685         $  3,685,000
                                                                   ------------
     (Cost $3,685,000)

   TOTAL INVESTMENTS -- 118.7%
     (Cost $33,730,950*) ...............                           $ 33,491,083

   LIABILITIES IN EXCESS OF
     OTHER ASSETS -- (18.7%) ...........                             (5,265,739)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..........                           $ 28,225,344
                                                                   ============

   * Cost for Federal income tax purposes at February 28, 1999 is $33,767,671. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation ........................................$    482,736
        Gross Depreciation ........................................    (759,324)
                                                                   ------------
        Net Depreciation ..........................................$   (276,588)
                                                                   ============
   + Variable rate  obligations -- The interest shown is the rate as of February
     28, 1999.
  ++ Step Bond -- The interest rate as of February 28, 1999 is 0% and will reset to interest  rate shown at a future  date.
 +++ Securities have no stated maturity date.
 (a) With additional 399,000 rights attached, expiring 06/03/2006, with no market value.

                             CURRENCY ABBREVIATIONS

CND ............................................................Canadian Dollars
EUR ......................................................European Economic Unit
FF ................................................................French Francs
GBP .......................................................United Kingdom Pounds
ITL ................................................................Italian Lira
JPY ................................................................Japanese Yen
TRL ................................................................Turkish Lira
ZAR ..........................................................South African Rand

                            INVESTMENT ABBREVIATIONS

FRB ..........................................................Floating Rate Bond
FRN ..........................................................Floating Rate Note
GO ..........................................................General Obligations

                 See Accompanying Notes to Financial Statements.

                         WARBURG PINCUS HIGH YIELD FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus High Yield Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $15.74, compared to an NAV of $16.60 on August 31, 1998. As a result, the Institutional shares' total return was down 0.8% (assuming the reinvestment of dividends and distributions totaling $0.72 per share). By comparison, the Credit Suisse First Boston High Yield Index (the "Index") returned 3.5% during the same period.

At February 28, 1999, NAV of the Fund's Common shares was $15.81, compared to an NAV of $16.62 on August 31, 1998. As a result, the Common shares' total return was down 0.9% (assuming the reinvestment of dividends and distributions totaling $0.66 per share). By comparison, the Index returned 3.5% during the same period.


Sector allocations were most responsible for the Fund's  underperformance of the
Index:

[BULLET] Our substantial overweighting in telecommunications hurt returns, as it left the portfolio more highly exposed than the benchmark to deferred-interest instruments such as zero-coupon bonds. Zeros'
          returns generally were lower than those of traditional cash-pay instruments, reflecting investors' ongoing preference for higher-quality issues within the overall high yield universe.

[BULLET]  We underweighted utilities, which performed well.

[BULLET] Our holdings in the transportation sector were mostly shipping companies, which were hurt by a combination of falling oil prices and declining Asian demand for oil.

Bright spots included our overweights in cable/media and gaming, both of which performed much better than the overall benchmark; and underweights in finance and energy, which were among the worst-performing sectors in the entire high yield market.

As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management High Yield Management Team

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Marianne Rossi, CFA, Director
John M. Tobin, CFA, Director
Mary Ann Thomas, CFA, Director

HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK" BONDS. SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

                         WARBURG PINCUS HIGH YIELD FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS HIGH YIELD INSTITUTIONAL SHARES AND THE CS FIRST BOSTON HIGH YIELD INDEX 1 FROM INCEPTION (3/1/93) AND AT EACH QUARTER END. (UNAUDITED)

                WARBURG PINCUS
                HIGH YIELD FUND            CS FIRST BOSTON
             INSTITUTIONAL SHARES          HIGH YIELD INDEX
03/01/93           $10,000                    $10,000
05/31/93            10,613                     10,419
08/31/93            11,293                     10,809
11/30/93            11,880                     11,209
02/28/94            12,137                     11,570
05/31/94            11,491                     11,143
08/31/94            11,547                     11,201
11/30/94            11,456                     11,123
02/28/95            10,968                     11,638
05/31/95            12,018                     12,370
08/31/95            12,446                     12,680
11/30/95            12,758                     13,029
02/29/96            13,672                     13,516
05/31/96            13,997                     13,662
08/31/96            13,852                     13,965
11/30/96            14,433                     14,547
02/28/97            15,047                     15,219
05/31/97            15,205                     15,488
08/31/97            15,953                     16,119
11/30/97            16,496                     16,553
02/28/98            17,349                     17,120
05/31/98            17,676                     17,387
08/31/98            16,828                     16,354
11/30/98            16,506                     16,840
02/28/99            16,699                     16,924

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS HIGH YIELD COMMON SHARES AND THE CS FIRST BOSTON HIGH YIELD INDEX 1 FROM INCEPTION (11/1/96) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WARBURG PINCUS             CS FIRST BOSTON
                HIGH YIELD FUND              HIGH YIELD
                 COMMON SHARES                 INDEX
11/01/96           $10,000                    $10,000
11/30/96            10,105                     10,156
02/28/97            10,528                     10,625
05/31/97            10,632                     10,813
08/31/97            11,149                     11,253
11/30/97            11,508                     11,556
02/28/98            12,098                     11,952
05/31/98            12,317                     12,138
08/31/98            11,737                     11,417
11/30/98            11,507                     11,756
02/28/99            11,637                     11,815

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Credit Suisse First Boston High Yield Index is an unmanaged index (with no defined investment objective) of high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the fund's adviser.

                         WARBURG PINCUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
CORPORATE BONDS -- 94.7%
AEROSPACE/DEFENSE -- 0.4%
   K&F Industries, Inc.
     Sr. Sub. Notes
     9.250% 10/15/07 ........................... $     500         $    512,500
                                                                   ------------
AUTOMOTIVE -- 3.7%
   Aetna Industries, Inc.
     Sr. Notes
     11.875% 10/01/06 ..........................       500              518,125
   Breed Technologies, Inc.
     144A Sr. Sub. Notes
     9.250% 04/15/08 ...........................       650              325,000
   Cambridge Industries, Inc.
     Gtd. Sr. Sub. Notes, Series B
     10.250% 07/15/07 ..........................       400              334,000
   Collins & Aikman Products Corp.
     Gtd. Sr. Sub. Notes
     11.500% 04/15/06 ..........................       600              634,500
   Consorcio G Grupo Dina S.A./MCII
     Holdings (U.S.A.), Inc.
     144A Sr. Secured Notes
     12.000% 11/15/02 ..........................       500              431,875
   Delco Remy International, Inc.
     Gtd. Sr. Sub Notes
     10.625% 08/01/06 ..........................       500              535,000
   Hayes Lemmerz International, Inc.
     144A Sr. Sub. Notes
     8.250% 12/15/08 ...........................       400              405,000
   Hayes Wheels International, Inc.
     Sr. Sub. Notes, Series B
     9.125% 07/15/07 ...........................       350              370,125
   LDM Technologies, Inc.
     144A Sr. Sub. Notes, Series B
     10.750% 01/05/07 ..........................       400              401,000
   Oxford Automotive, Inc.
     Gtd. Sr. Sub. Notes
     10.125% 06/15/07 ..........................       500              517,500
   Oxford Automotive, Inc.
     Sr. Sub. Notes
     10.125% 06/15/07 ..........................       300              310,500
   Safelite Glass Corp.
     Sr. Sub. Notes
     9.875% 12/15/06 ...........................       350              329,000
   Titan Wheel International, Inc.
     Sr. Sub. Notes
     8.750% 04/01/07 ...........................       250              234,375
                                                                   ------------
                                                                      5,346,000
                                                                   ------------
BROADCASTING -- 4.9%
   Allbritton Communications Company
     Sr. Sub. Notes, Series B
     8.875% 02/01/08 ...........................       250              256,250
     9.750% 11/30/07 ...........................       250              268,750
   American Radio Systems Corp.
     Gtd. Sr. Sub. Notes
     9.000% 02/01/06 ...........................       250              272,500

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
BROADCASTING -- (CONTINUED)
   Australis Holdings Pty. Ltd.
     144A Yankee Sr. Secured
     Discount Notes
     15.000% 11/01/02 .......................... $     294         $      2,940
   Australis Media Ltd.
     Yankee Gtd. Sr. Sub.
     Discount Notes
     15.750% 05/15/03+ .........................         8                   60
     15.750% 05/15/03 ..........................       900                6,750
   Big City Radio, Inc.,
     144A Sr. Bonds
     11.250% 03/15/05+ .........................       750              528,750
   Capstar Broadcasting, Inc.
     Sr. Sub. Discount Notes
     12.750% 02/01/09+ .........................       500              423,125
   Chancellor Media Corp.
     Sr. Sub. Notes
     9.375% 10/01/04 ...........................       250              264,375
     144A Sr. Notes
     8.000% 11/01/08 ...........................       350              371,000
   Citadel Broadcasting Co.
     144A Sr. Sub. Notes
     9.250% 11/15/08 ...........................       750              801,562
   Emmis Communications Corp.,
     144A Sr. Sub. Notes
     8.125% 03/15/09 ...........................       500              501,250
   Granite Broadcasting Corp.
     144A Sr. Sub Notes
     8.875% 05/15/08 ...........................       250              248,125
     Sr. Sub. Notes
     9.375% 12/01/05 ...........................       450              460,125
   Jacor Communications Co.
     Sr. Sub. Notes
     9.750% 12/15/06 ...........................       250              278,125
   Pegasus Communications Corp.
     Sr. Notes, Series B
     9.625% 10/15/05 ...........................       250              258,750
   Sinclair Broadcast Group
     Sr. Sub. Notes
     10.000% 09/30/05 ..........................       400              423,000
   Spanish Broadcasting System, Inc.
     144A Sr. Notes
     11.000% 03/15/04 ..........................       300              322,875
   TCI Satellite
     144A Sr. Discount Notes
     12.250% 02/15/07+ .........................       200              106,500
     144A Sr. Sub. Notes
     10.875% 02/15/07 ..........................       350              259,000
   United International Holdings,
     144A Sr. Discount Notes
     10.750% 02/15/08+ .........................     1,000              652,500
   Young Broadcasting, Inc.
     Gtd. Sr. Sub. Notes, Series B
     9.000% 01/15/06 ...........................       250              257,812
                                                                   ------------
                                                                      6,964,124
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
BUSINESS SERVICES -- 0.9%
   Big Flower Press Holdings, Inc.
     Sr. Sub. Notes $
     8.625% 12/01/08 ........................... $     500         $    510,625
   Iron Mountain, Inc.
     144A Sr. Notes
     8.750% 09/30/09 ...........................       500              516,875
   U.S. Office Products Co.
     144A Sr. Sub. Notes
     9.750% 06/15/08 ...........................       400              287,500
                                                                   ------------
                                                                      1,315,000
                                                                   ------------
CABLE -- 11.1%
   Adelphia Communications Corp.
     Sr. Notes, Series B
     10.500% 07/15/04 ..........................       400              446,000
   Avalon Cable Holdings
     Sr. Discount Notes
     11.875% 12/01/08 ..........................       500              310,000
   Avalon Cable of Michigan, Inc.
     Sr. Sub. Notes
     9.375% 12/01/08 ...........................       650              687,375
   Century Communications,
     Sr. Discount Notes, Series B
     0.000% 01/15/08 ...........................     1,000              533,750
   Charter Communications
     Southeast,L.P
     Sr. Notes, Series B
     11.250% 03/15/06 ..........................       900            1,037,250
   Classic Cable
     Sr. Sub. Notes
     9.875% 08/01/08 ...........................       500              526,250
   Coaxial Communications, Inc.
     Phoenix Associates Co.
     Gtd. Notes
     10.000% 08/15/06 ..........................       450              474,750
   Coaxial L.L.C.
     144A Co. Gtd.
     12.875% 08/15/08+ .........................       400              246,000
   Comcast U.K. Cable Partners Ltd.,
     Yankee Sr. Debentures
     11.200% 11/15/07+ .........................       750              661,875
   CSC Holdings,
     Sr. Debentures
     9.875% 02/15/13 ...........................       500              556,250
   Diamond Cable Communications plc
     Sr. Discount Notes
     11.750% 12/15/05+ .........................       500              435,000
   DIVA Systems Corp.
     12.625% 03/01/08 ..........................     2,527              767,576
   Echostar DBS Corp.
     144A Sr. Notes
     9.375% 02/01/09 ...........................       500              503,750


                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
CABLE -- (CONTINUED)
   Falcon Holding Group L.P./Falcon
     Funding Corp.
     144A Debentures
     9.285% 04/15/10+ .......................... $     500         $    351,250
     8.375% 04/15/10 ...........................       400              412,000
   Frontiervision Holdings L.P.
     Sr. Discount Notes
     11.875% 09/15/07+ .........................       500              435,000
   Galaxy Telecom L.P.
     Sr. Sub. Notes
     12.375% 10/01/05 ..........................       400              448,500
   Golden Sky Systems, Inc.
     144A Sr. Discount Notes
     13.500% 03/01/07+ .........................       750              405,000
   Helicon Group L.P.
     Sr. Secured
     Notes, Series B
     11.000% 11/01/03 ..........................       500              523,125
   International CableTel, Inc.
     Sr. Deferred Coupon Notes,
     Series A
     12.750% 04/15/05+ .........................       750              712,500
   James Cable Partners L.P./ James
     Cable Finance Corp.
     Sr. Notes, Series B
     10.750% 08/15/04 ..........................       650              688,187
   Jones Intercable, Inc.
     Sr. Notes
     7.625% 04/15/08 ...........................       500              536,250
   Lenfest Communications, Inc.
     Sr. Notes
     8.375% 11/01/05 ...........................       300              329,250
   Marcus Cable L.P.
     Sr. Discount Notes
     14.250% 12/15/05+ .........................       650              640,250
   Mediacom L.L.C. Capital
     144A Sr. Notes
     7.875% 02/15/11 ...........................       300              295,500
   Metromedia Fiber Network
     144A Sr. Notes
     10.000% 11/15/08 ..........................       500              525,000
   Northland Cable Television,
     144A Sr. Sub. Notes
     10.250% 11/15/07 ..........................       600              637,500
   Rifkin Acquisition Partners L.P.
     Sr. Sub. Notes
     11.125% 01/15/06 ..........................       500              569,375
   Rogers Communications, Inc.
     Yankee Sr. Notes
     9.125% 01/15/06 ...........................       550              576,125
   Telewest Communications
     Group plc
     Yankee Sr. Discount Debentures
     11.000% 10/01/07+ .........................       700              610,750
                                                                   ------------
                                                                     15,881,388
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
CELLULAR/WIRELESS COMMUNICATIONS -- 2.0%
   Centennial Cellular Corp.
     144A Sr. Sub. Notes
     10.750% 12/15/08 .......................... $     500         $    537,500
   Comcast Cellular Holding, Inc.
     Sr. Notes, Series B
     9.500% 05/01/07 ...........................       500              570,625
   Dobson Communications
     144A Sr. Notes
     11.750% 04/15/07 ..........................       250              267,812
   Microcell Telecommunications, Inc.
     Yankee Sr. Discount Notes,
     Series B
     14.000% 06/01/06+ .........................       500              398,125
   Nextel Communications, Inc.
     Sr. Discount Notes
     9.750% 08/15/04 ...........................       500              508,750
   Sprint Spectrum L.P./Sprint
     Spectrum Finance Corp.
     Sr. Notes
     11.000% 08/15/06 ..........................       500              578,750
                                                                   ------------
                                                                      2,861,562
                                                                   ------------
CHEMICALS -- 1.8%
   ClimaChem, Inc.
     Notes, Series B
     10.750% 12/01/07 ..........................       500              508,125
   Huntsman Corp.
     144A Sr. Sub. Notes
     9.500% 07/01/07 ...........................       600              608,250
   Philipp Brothers Chemicals, Inc.
     Co. Gtd. Sr. Notes
     9.875% 06/01/08 ...........................       450              437,062
   Pioneer Americas Acquistics Corp.
     Gtd. Sr. Secured Notes, Series B
     9.250% 06/15/07 ...........................       250              173,437
   Radnor Holdings Corp.
     Sr. Notes, Series B
     10.000% 12/01/03 ..........................       500              515,625
   Sterling Chemical Holdings, Inc.
     Sr. Secured Discount Notes
     13.500% 08/15/08+ .........................       700              280,000
                                                                   ------------
                                                                      2,522,499
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES -- 0.4%
   Verio, Inc. 144A Units
   13.500% 06/15/04 ............................       350              382,812
   Sr. Notes
   10.375% 04/01/05 ............................       200              206,750
                                                                   ------------
                                                                        589,562
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
CONSTRUCTION & BUILDING MATERIALS -- 2.0%
   Collins & Aikman
     Floorcoverings, Inc.
     Sr. Sub. Notes, Series B
     10.000% 01/15/07 .......................... $     500         $    526,875
   D.R. Horton, Inc.
     Sr. Notes
     8.000% 02/01/09 ...........................       500              498,125
   Koppers Industry, Inc.
     Sr. Sub. Notes
     9.875% 12/01/07 ...........................       250              250,937
   Omega Cabinets, Ltd.
     Sr. Sub. Notes
     10.500% 06/15/07 ..........................       400              385,000
   Southdown, Inc.
     Sr. Sub. Notes, Series B
     10.000% 03/01/06 ..........................       500              551,250
   Uniforet, Inc.
     Yankee Gtd. Sr. Notes
     11.125% 10/15/06 ..........................       500              355,000
   Waxman Industries, Inc.
     Sr. Notes,
     Series B
     12.750% 06/01/04+ .........................       600              312,000
                                                                   ------------
                                                                      2,879,187
                                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.1%
   Coinstar, Inc.
     Sr. Discount Notes
     13.000% 10/01/06+ .........................       525              460,687
   Drypers Corp.
     Sr. Notes, Series B
     10.250% 06/15/07 ..........................       250              235,000
   Group Maintenance America Corp.
     144ASr. Sub. Notes
     9.750% 01/15/09 ...........................       500              513,750
   Holmes Products Corp.
     144A Sr. Sub. Notes
     9.875% 11/15/07 ...........................       500              481,875
   Hosiery Corp. of America, Inc.
     Sr. Sub. Notes
     13.750% 08/01/02 ..........................       400              431,500
   Packaged Ice, Inc.
     144A Gtd. Sr. Notes
     9.750% 02/01/05 ...........................       500              511,875
   Signature Brands USA, Inc.
     Sr. Sub. Notes
     13.000% 08/15/02 ..........................       250              276,875
   The Scotts Co.
     144A Sr. Sub. Notes
     8.625% 01/15/09 ...........................       300              309,000

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
CONSUMER PRODUCTS & SERVICES -- (CONTINUED)
   United Rentals, Inc.
     144A Sr. Sub. Notes
     9.250% 01/15/09 ........................... $     500         $    519,375
   Werner Holdings Co., Inc.
     Gtd. Sr. Sub. Notes, Series A
     10.000% 11/15/07 ..........................       500              503,750
   Worldtex, Inc.
     144A Sr. Notes
     9.625% 12/15/07 ...........................       250              216,875
                                                                   ------------
                                                                      4,460,562
                                                                   ------------
UTILITIES -- 0.4%
   Integrated Electric Services, Inc.
     144A Sr. Sub. Notes
     9.375% 02/01/09 ...........................       500              508,750
                                                                   ------------
ELECTRONICS -- 1.0%
   Ampex Corp.
     144A Sr. Notes
     12.000% 03/15/03 ..........................       500              520,000
   Elgar Holdings Inc.,
     144A Gtd. Sr. Notes
     9.875% 02/01/08 ...........................       500              422,500
   Unisys Corporation
     Sr. Notes, Series B
     12.000% 04/15/03 ..........................       400              446,000
                                                                   ------------
                                                                      1,388,500
                                                                   ------------
ENERGY -- 4.3%
   Abraxas Petroleum, Inc. and
     Canadian Abraxas Petroleum
     Limited,
     Gtd. Sr. Notes,  Series D
     11.500% 11/01/04 ..........................       500              260,000
   AEI Resources, Inc.
     144A Sr. Sub. Notes
     11.500% 12/15/06 ..........................       400              394,500
   Bellwether Exploration Co.
     Gtd. Sr. Sub. Notes
     10.875% 04/01/07 ..........................       250              242,812
   Cliffs Drilling Company
     Gtd. Sr. Notes, Series D
     10.250% 05/15/03 ..........................       350              356,562
   CMS Energy Corp.
     Medium Term Notes
       6.750% 01/15/04 .........................       650              633,750
     Sr. Notes
       7.500% 01/15/09 .........................       500              500,000
   Dailey International, Inc.
     Gtd. Sr. Notes, Series B
     9.500% 02/15/08 ...........................       400              200,500
   Eagle Geophysical, Inc. Co.
     Gtd.
     10.750% 07/15/08 ..........................       500              289,375


                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
ENERGY -- (CONTINUED)
   Forcenergy, Inc.
     Sr. Sub. Notes
     9.500% 11/01/06 ........................... $     250         $     90,000
     8.500% 02/15/07 ...........................       250               91,875
   HS Resources, Inc.
     Sr. Sub. Notes
        9.250% 11/15/06 ........................       400              379,500
     Gtd. Sr. Sub. Notes
        9.250% 11/15/06 ........................       100               94,875
   KCS Energy Inc.
     Gtd. Sr. Sub. Notes
     8.875% 01/15/08 ...........................       250               87,500
   Kelley Oil & Gas Corp.
     Gtd. Sr. Sub. Notes
     10.375% 10/15/06 ..........................       500              320,000
   Key Energy Services, Inc.
     144A Units
     14.000% 01/15/09 ..........................       750              751,875
   Nuevo Energy Company
     Gtd.Sr. Sub. Notes
     9.500% 04/15/06 ...........................       250              232,187
   Plains Resources, Inc.
     Gtd. Sr. Sub. Notes, Series B
     10.250% 03/15/06 ..........................       250              253,125
   Pogo Producing Co.
     Sr. Sub. Notes, Cl. B
     8.750% 05/15/07 ...........................       500              451,250
   Pride Petroleum Services, Inc.
     Sr. Notes
     9.375% 05/01/07 ...........................       300              281,625
   Southwest Royalties, Inc.
     Grd. Sr. Notes, Series B
     10.500% 10/15/04 ..........................       300              132,750
   Wiser Oil Co.
     Gtd. Sr. Sub. Notes
     9.500% 05/15/07 ...........................       250              150,000
                                                                   ------------
                                                                      6,194,061
                                                                   ------------
ENTERTAINMENT -- 3.6%
   Ackerley Group, Inc.
     Sr. Sub. Notes
     9.000% 01/15/09 ...........................       500              520,000
   AMC Entertainment, Inc.
     Sr. Sub. Notes
     9.500% 03/15/09 ...........................       500              491,250
   American Skiing Co.
     Sr. Sub. Notes, Series B
     12.000% 07/15/06 ..........................       400              397,000
   AMF Bowling Worldwide, Inc.
     Gtd. Sr. Discount Notes
     12.250% 03/15/06+ .........................       350              282,625
     Sr. Discount Notes, Series B
     10.875% 03/15/06 ..........................       459              263,925
   Booth Creek Ski Holdings, Inc.
     Gtd. Sr. Notes, Series B
     12.500% 03/15/07 ..........................       400              389,500

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
ENTERTAINMENT -- (CONTINUED)
   Imax Corp. Sr. Notes
     7.875% 12/01/05 ........................... $     500         $    491,875
   KSL Recreation Group, Inc.
     Sr. Sub. Notes
     10.250% 05/01/07 ..........................       500              501,250
   Premier Parks Inc.
     Sr. Notes
     9.250% 04/01/06 ...........................       250              262,187
   Premier Parks, Inc.
     Gtd. Sr. Notes
     9.750% 01/15/07 ...........................       250              271,250
   Regal Cinemas, Inc.
     144A Sr. Sub. Notes
     8.875% 12/15/10 ...........................       750              725,625
   SFX Entertainment, Inc.
     Sr. Sub. Notes
     9.125% 12/01/08 ...........................       500              506,250
                                                                   ------------
                                                                      5,102,737
                                                                   ------------
ENVIRONMENTAL SERVICES -- 0.3%
   First Wave Marine
     Sr. Notes
     11.000% 02/01/08 ..........................       500              471,250
                                                                   ------------
FINANCIAL SERVICES -- 0.7%
   DVI, Inc.
     Sr. Notes
     9.875% 02/01/04 ...........................       500              489,375
   Oglebay Norton Co.
     144A Sr. Sub. Notes
     10.000% 02/01/09 ..........................       500              486,875
                                                                   ------------
                                                                        976,250
                                                                   ------------
FOOD & BEVERAGE -- 4.1%
   Agrilink Foods, Inc.
     Sr. Sub. Notes
     11.875% 11/01/08 ..........................       500              536,250
   AmeriServ Food Distribution, Inc.
     Gtd. Sr. Notes
     8.875% 10/15/06 ...........................       500              466,250
   Archibald Candy Corp.
     Gtd. Sr. Secured Notes
     10.250% 07/01/04 ..........................       300              306,000
     10.250% 07/01/04 ..........................       250              255,000
   BGF Industries, Inc.
     144A Sr. Sub. Notes
     10.250% 01/15/09 ..........................       500              506,250
   Delta Beverage Group, Inc.
     Sr. Notes
     9.750% 12/15/03 ...........................       250              265,312
   Eagle Family Foods, Inc.
     Sr. Sub. Notes
     8.750% 01/15/08 ...........................       600              576,750
   Fleming Companies, Inc.
     Sr. Gtd. Sub. Notes, Series B
     10.500% 12/01/04 ..........................       150              142,312

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
FOOD & BEVERAGE -- (CONTINUED)
   International Home Foods, Inc.
     Gtd. Sr. Sub. Notes
     10.375% 11/01/06 .......................... $     250         $    269,062
   Luigino's, Inc.
     144A Sr. Sub. Notes
     10.000% 02/01/06 ..........................       500              500,625
   Mrs. Fields' Holding Co., Inc.
     144A Units
     14.000% 12/01/05+ .........................       200              111,500
   Mrs. Fields' Original Cookies Inc.
     Gtd. Sr. Notes, Series B
        10.125% 12/01/04 .......................       150              144,375
     144A Gtd. Sr. Notes, Series A
        10.125% 12/01/04 .......................       350              336,875
   National Wine & Spirits
     Holding Corp.
     144A Sr. Notes
     10.125% 01/15/09 ..........................       500              513,750
   New World Pasta Co.
     144A Sr. Sub. Notes
     9.250% 02/15/09 ...........................       500              507,500
   Premium Standard Farm, Inc.
     Sr. Secured Notes
     11.000% 09/17/03 ..........................       450              461,250
                                                                   ------------
                                                                      5,899,061
                                                                   ------------
HEALTH CARE -- 2.3%
   Beverly Enterprises, Inc.
     Gtd. Sr. Notes
     9.000% 02/15/06 ...........................       400              403,500
   Fountain View, Inc. Co.
     Gtd.
     11.250% 04/15/08 ..........................       500              438,750
   Genesis Health Ventures
     144A Sr. Sub. Notes
     9.875% 01/15/09 ...........................       500              417,500
   InSight Health Services, Inc. Co.
     Gtd. Sr. Notes
     9.625% 06/15/08 ...........................       400              391,000
   Integrated Health Services, Inc.
     Sr. Sub. Notes, Series A
     9.500% 09/15/07 ...........................       250              190,000
   Oxford Health Plans, Inc.
     144A Sr. Notes
     11.000% 05/15/05 ..........................       400              407,000
   Paracelsus Healthcare Corp.
     Sr. Sub. Notes
     10.000% 08/15/06 ..........................       250              213,437
   Quest Diagnostic, Inc.
     Sr. Sub. Notes
     10.750% 12/15/06 ..........................       500              554,375
   Tenet Healthcare Corp.
     Sr. Sub. Notes
     8.625% 01/15/07 ...........................       250              256,250
                                                                   ------------
                                                                      3,271,812
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
INDUSTRIAL GOODS & MATERIALS -- 3.0%
   Advanced Glass Fiber Yarns
     144A Sr. Sub. Notes
     9.875% 01/15/09 ........................... $     500         $    506,250
   Anchor Lamina, Inc./ Anchor
     Lamina America, Inc.
     144A Sr. Sub. Notes
     9.875% 02/01/08 ...........................       500              475,000
   Golden Ocean Group Ltd.,
     144A Gtd. Sr. Notes
     10.000% 08/31/01 ..........................       657              170,820
   International Utility Structures, Inc.
     144A Sr. Sub. Notes
     13.000% 02/01/08 ..........................       395              370,313
   Jordan Industries, Inc.
     Sr. Notes
     10.375% 08/01/07 ..........................       500              509,375
   MMI Products, Inc.
     144A Sr. Sub. Notes, Series B
     11.250% 04/15/07 ..........................       500              538,750
   Morris Materials Handling, Inc.
     144A Sr. Notes
     9.500% 04/01/08 ...........................       250              148,125
   Motors & Gears, Inc.
     Sr. Notes, Series D
     10.750% 11/15/06 ..........................       500              513,125
   Russell Stanley Holdings, Inc.
     Sr. Sub. Notes
     10.875% 02/15/09 ..........................       500              495,000
   Thermadyne Holdings Corp.
     Sr. Discount Debentures
     12.500% 06/01/08+ .........................       250              121,250
   World Color Press, Inc.
     Sr. Sub. Notes
     8.375% 11/15/08 ...........................       500              511,875
                                                                   ------------
                                                                      4,359,883
                                                                   ------------
LEISURE & ENTERTAINMENT -- 0.4%
   Hollywood Park, Inc.
     144A Sr. Sub. Notes
     9.250% 02/15/07 ...........................       500              499,375
                                                                   ------------
METALS & MINING -- 2.4%
   Bayou Steel Corp. Co.
     Gtd.
     9.500% 05/15/08 ...........................       500              483,750
   Golden Northwest Aluminum
      First Mortgage Notes
     12.000% 12/15/06 ..........................       400              407,500
   Gulf States Steel, Inc.
     First Mortgage Notes
     13.500% 04/15/03 ..........................       200               48,500
   Haynes International, Inc.
     Sr. Notes
     11.625% 09/01/04 ..........................       500              424,375

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
METALS & MINING -- (CONTINUED)
   Ivaco, Inc. Yankee
     Sr. Notes
     11.500% 09/15/05 .......................... $     250         $    260,625
   Kaiser Aluminum and
     Chemical, Inc.
     144A Sr. Notes
     10.875% 10/15/06 ..........................       250              254,375
   Metallurg, Inc.
     Sr. Notes
     11.000% 12/01/07 ..........................       500              457,500
   NS Group, Inc.
     Gtd. Sr. Secured Notes
     13.500% 07/15/03 ..........................       240              258,600
   Weirton Steel Corporation
     Sr. Notes
     11.375% 07/01/04 ..........................       350              329,000
   WHX Corp.
     Sr. Exchange Notes
     10.500% 04/15/05 ..........................       500              476,250
                                                                   ------------
                                                                      3,400,475
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
   Knoll, Inc.
     Sr. Sub. Notes
   10.875% 03/15/06 ............................       325              358,719
                                                                   ------------
PACKAGING & CONTAINERS -- 0.9%
   BPC Holding Corporation
     Sr. Secured Notes, Series B
     12.500% 06/15/06 ..........................       500              527,500
   Crown Packaging Enterprises Ltd.
     Yankee Sr. Secured Discount Notes
     14.000% 08/01/06+ .........................       775                8,719
   Four M Corp.
     Gtd. Sr. Secured Notes,
     Series B
     12.000% 06/01/06 ..........................       250              191,250
   Plastic Containers, Inc.
     Sr. Secured Notes, Series B
     10.000% 12/15/06 ..........................       250              262,813
   Stone Container Finance Co.
     Yankee Gtd. Sr. Notes
     11.500% 08/15/06 ..........................       250              251,875
                                                                   ------------
                                                                      1,242,157
                                                                   ------------
PAPER & FOREST PRODUCTS -- 2.7%
   Ainsworth Lumber Co. Ltd.
     Yankee Sr. Secured PIK Notes
     12.500% 07/15/07 ..........................       400              399,000
   Bear Island Paper Company, L.L.C./
     Bear Island Finance Company II
     Sr. Secured Notes, Series B
     10.000% 12/01/07 ..........................       400              398,500
   Crown Paper Co.
     Sr. Sub. Notes
     11.000% 09/01/05 ..........................       400              314,000

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
PAPER & FOREST PRODUCTS -- (CONTINUED)
   Gaylord Container Corp.
     Sr. Notes
     9.375% 06/15/07 ........................... $     600         $    559,500
   MAXXAM Group Holdings, Inc.
     144A Sr. Secured Notes,
     Series B
     12.000% 08/01/03 ..........................       400              405,500
   Printpack, Inc.
     Sr. Sub. Notes, Series B
     10.625% 08/15/06 ..........................       450              433,125
   Repap New Brunswick
     Sr. Yankee Notes
     10.625% 04/15/05 ..........................       700              528,500
   S.D. Warren Co.
     Sr. Sub. Notes
     12.000% 12/15/04 ..........................       500              543,125
   Specialty Paperboard, Inc.
     144A Sr. Notes
     9.375% 10/15/06 ...........................       250              255,000
                                                                   ------------
                                                                      3,836,250
                                                                   ------------
PHARMACEUTICALS -- 0.3%
   ICN Pharmaceutical, Inc.
     144A Sr. Notes
     8.750% 11/15/08 ...........................       500              502,500
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 2.7%
   Gray Communications Systems
     Gtd. Sr. Sub. Notes
     10.625% 10/01/06 ..........................       200              215,500
   Hollinger International
     Publishing Inc.
     Sr. Sub. Notes
     9.250% 03/15/07 ...........................       250              268,125
   InterAct Systems, Inc.
     144A Sr. Discount Notes
     14.000% 08/01/03+ .........................       700              280,000
   Liberty Group Publishing, Inc.
     Sr. Discount Debentures
     11.625% 02/01/09+ .........................       300              161,250
   Mailwell Corp.
     144A Sr. Sub. Notes
     8.750% 12/15/08 ...........................       400              410,000
   Mentus Media Corp.
     144A Sr. Secured Notes
     12.000% 02/01/03 ..........................       558              544,050
   Nebraska Book Co.,
     144A Sr. Sub. Notes
     8.750% 02/15/08 ...........................       500              479,375
   Phoenix Color Corp.
     144A Sr. Sub. Notes
     10.375% 02/01/09 ..........................      4500              506,250
   Sun Media Corp.
     Yankee Sr. Sub. Notes
     9.500% 02/15/07 ...........................       194              214,855
     9.500% 05/15/07 ...........................        65               71,988

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
PUBLISHING & INFORMATION SERVICES -- (CONTINUED)
   Tri-State Outdoor Media
     Group, Inc.
     144ASr. Notes
     11.000% 05/15/08 .......................... $     500         $    514,375
   TV Guide, Inc.
     144A Sr. Sub. Notes
     8.125% 03/01/09 ...........................       275              273,281
                                                                   ------------
                                                                      3,939,049
                                                                   ------------
REAL ESTATE -- 0.8%
   HMH Properties, Inc.
     Gtd. Sr. Notes
     8.450% 12/01/08 ...........................       300              297,750
   Host Marriot Hotel Properties
     Sr. Notes
     7.875% 08/01/05 ...........................       400              388,000
   Intrawest Corp.
     Yankee Sr Notes
     9.750% 08/15/08 ...........................       500              509,375
                                                                   ------------
                                                                      1,195,125
                                                                   ------------
RESTAURANTS, HOTELS & GAMING -- 8.9%
   AFC Enterprises
     Sr. Sub. Notes
     10.250% 05/15/07 ..........................       400              423,000
   American Restaurant Group, Inc.
     144A Sr. Notes
     11.500% 02/15/03 ..........................       500              451,875
   AmeriKing, Inc.
     Gtd. Sr. Notes
     10.750% 12/01/06 ..........................       400              422,000
   Ameristar Casinos, Inc.
     Gtd. Sr. Sub. Notes, Series B
     10.500% 08/01/04 ..........................       500              473,750
   Argosy Gaming Co.
     Sub. Notes
     12.000% 06/01/01 ..........................       524              524,655
   CapStar Hotel Co.,
     144A Sr. Sub. Notes
     8.750% 08/15/07 ...........................       250              243,125
   Carrols Corp.
     144A Sr. Sub. Notes
     9.500% 12/01/08 ...........................       500              510,000
   Casino America, Inc.
     Gtd. Sr. Notes
     12.500% 08/01/03 ..........................       500              561,875
   Casino Magic of Louisiana Corp.
     Gtd. First Mortgage Notes,
     Series B
     13.000% 08/15/03 ..........................       600              674,250
   Circus Circus Enterprise
     Sr. Sub. Notes
     9.250% 12/01/05 ...........................       700              713,125
   Coast Hotels and Casinos, Inc.
     Gtd. First Mortgage Notes,
     Series B
     13.000% 12/15/02 ..........................       350              411,688

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
RESTAURANTS, HOTELS & GAMING -- (CONTINUED)
   Hard Rock Hotel, Inc.
     144A Sr. Sub. Notes
     9.250% 04/01/05 ........................... $     600         $    600,750
   Harrahs Operating Co. Inc. Co.
     Gtd.
     7.875% 12/15/05 ...........................       500              500,000
   Harvey Casino Resorts
     Sr. Sub. Notes
     10.625% 06/01/06 ..........................       500              530,000
   Horseshoe Gaming L.L.C.
     Gtd. Sr. Sub. Notes, Series B
     9.375% 06/15/07 ...........................       500              510,000
   Louisiana Casino Cruises, Inc.
     144A Secured Notes
     11.000% 12/01/05 ..........................       500              504,375
   Mohegan Tribal Gaming Authority
     Sr. Secured Notes, Series B
     13.500% 11/15/02 ..........................       400              480,000
     144A Sr. Sub. Notes
     8.750% 01/01/09 ...........................       400              408,500
   Park Place Entertainment
     144A Sr. Sub. Notes
     7.875% 12/15/05 ...........................       250              245,625
   Players International, Inc.
     Sr. Notes
     10.875% 04/15/05 ..........................       250              268,750
   Prime Hospitality Corp.
     Secured First Mortgage Notes
     9.250% 01/15/06 ...........................       250              259,063
   Red Roof Inns, Inc.
     Sr. Exchange Notes
     9.625% 12/15/03 ...........................       250              249,688
   Rio Hotel & Casino, Inc.
     Sr. Sub. Notes
     10.625% 07/15/05 ..........................       300              325,125
   Showboat Marina Casino
     Partnership/Showboat Marine
     First Mortgage Notes, Series B
     13.500% 03/15/03 ..........................       450              521,438
   Station Casinos, Inc.
     Sr. Sub. Notes
     10.125% 03/15/06 ..........................       500              527,500
   Sun International Hotels Ltd.
     Yankee Gtd. Sr. Sub. Notes
     9.000% 03/15/07 ...........................       400              419,500
   The Majestic Star Casino L.L.C
     Sr. Secured Notes
     12.750% 05/15/03 ..........................       500              535,000
   Waterford Gaming L.L.C./
     Waterford Gaming Finance Corp.
     144A Sr. Notes
     12.750% 11/15/03 ..........................       473              532,125
                                                                   ------------
                                                                     12,826,782
                                                                   ------------

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
RETAIL TRADE -- 3.1%
   Advance Holding Corp
     Sr. Discount
     Debentures, Series B
     12.875% 04/15/09+ ......................... $     500         $    306,250
   County Seat Stores, Inc.
     144A Units
     12.750% 11/01/04 ..........................       500              255,000
   Finlay Enterprises, Inc.
     Sr. Secured
     Debentures
     9.000% 05/01/08 ...........................       250              231,875
   HMV Media Group plc,
     Sr. Sub. Notes
     10.250% 05/15/08 ..........................       500              508,750
   Jackson Products, Inc. Co.
     Gtd. Notes
     9.500% 04/15/05 ...........................       500              498,750
   Jitney-Jungle Stores of
     America, Inc.
     Gtd. Sr. Notes
     12.000% 03/01/06 ..........................       250              277,500
   K Mart Corp. Debentures
     7.750% 10/01/12 ...........................       600              596,250
   Pantry, Inc.
     Sr. Sub. Notes
     10.250% 10/15/07 ..........................       250              260,938
   Pathmark Stores,
     Sr. Sub Notes
     9.625% 05/01/03 ...........................       500              504,375
   Pueblo Xtra International, Inc.
     Sr. Notes
     9.500% 08/01/03 ...........................       400              382,500
   Randall's Food Markets, Inc.
     Sr. Sub. Notes, Series B
     9.375% 07/01/07 ...........................       600              649,500
                                                                   ------------
                                                                      4,471,688
                                                                   ------------
TELECOMMUNICATIONS -- 18.8%
   Bresnan Communications Co.
     144A Sr. Discount Notes
     9.250% 02/01/09+ ..........................     1,000              662,500
     144A Sr. Notes
     8.000% 02/01/09 ...........................       250              253,125
   Carrier1
     144A Units
     13.250% 02/15/09 ..........................       500              500,000
   Classic Communications Units
     13.250% 08/01/09+ .........................     1,000              660,000
   Clearnet Communications, Inc.
     Sr. Discount Notes
     14.750% 12/15/05+ .........................     1,000              891,250
   Completel Europe NV Unit
     14.000% 02/15/09+ .........................     1,000              508,540

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   Dobson Sygnet Communications
     Sr. Notes
     12.250% 12/15/08 .......................... $     500         $    538,125
   DTI Holdings, Inc.
     144A Sr. Discount Notes
     12.500% 03/01/08+ .........................       600              148,500
   E Spire Communications
     Sr. Discount Notes
     13.000% 11/01/05+ .........................       700              527,625
   Focal Communications Corp.,
     144A Sr. Discount Notes
     12.125% 02/15/08 ..........................       550              275,000
   Global Crossing Holdings, Ltd.
     9.625% 05/15/08 ...........................       150              157,500
   Globalstar L.P./ Globalstar Capital
     Corp. 144A Sr. Notes
     10.750% 11/01/04 ..........................       100               64,250
   Globix Corp. Sr Regulated Notes
     13.000% 05/01/05 ..........................       600              557,250
   GST Equipment Funding
     144A Sr. Secured Exchange Notes
     13.250% 05/01/07 ..........................       250              252,500
   GST USA, Inc.
     Gtd. Sr. Discount Exchange Notes
     13.875% 12/15/05+ .........................       500              356,875
   Hyperion Telecommunications, Inc.
     Sr. Discount Notes, Series B
     13.000% 04/15/03+ .........................       500              390,000
   Hyperion Telecommunications, Inc.
     Sr. Notes, Series B
     12.250% 09/01/04 ..........................       250              267,500
   ICG Services, Inc.
     144A Sr. Discount Notes
     10.000% 02/15/08+ .........................       500              268,750
   Intelcom Group (U.S.A.), Inc.
     Gtd. Sr. Exchangeable
     Discount Notes
     12.500% 05/01/06 ..........................       800              609,000
   Intermedia Communications, Inc.
     Sr. Discount Notes
     11.250% 07/15/07+ .........................     1,000              696,250
   International Cabletel, Inc.
     Sr. Notes
     11.500% 02/01/06+ .........................       415              357,938
   Iridium L.L.C. Capital Corp.
     144A Sr. Notes
     11.250% 07/15/05 ..........................       350              266,875
   ITC DeltaCom, Inc.
     Sr. Notes
     11.000% 06/01/07 ..........................       163              178,485
   IXC Communications, Inc.
     Sr. Sub. Notes
     9.000% 04/15/08 ...........................       600              636,000

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   Jordan Telecommunications
     Products, Inc.
     Sr. Discount Notes, Series B
        11.750% 08/01/07+ ...................... $     400         $    324,000
     Sr. Notes
        9.875% 08/01/07 ........................       250              251,563
   KMC Telecom Holdings, Inc.
     Sr. Discount Notes
     12.500% 02/15/08+ .........................       500              267,500
   Level 3 Communications, Inc.
     Gtd. Sr. Sub. Notes
        8.500% 05/15/08 ........................       250              260,938
        8.000% 08/01/08 ........................       250              255,625
     Sr. Discount Notes
        10.500% 12/01/08+ ......................     1,000              575,000
   Logix Communications Enterprises
     Sr. Notes
     12.250% 06/15/08 ..........................       400              365,000
   McCaw International Ltd.
     144A Units
     13.000% 04/15/07+ .........................       500              275,000
   McleodUSA, Inc.
     144A Sr. Notes
        8.125% 02/15/09 ........................       500              496,250
     Sr. Notes
        9.250% 07/15/07 ........................       300              318,000
     Sr. Discount Notes
        10.500% 03/01/07+ ......................       600              471,000
   MDC Communications Corp.
     Sr. Sub. Notes
     10.500% 12/01/06 ..........................       500              505,000
   MetroNet Communications Corp.
     Sr. Discount Notes
        10.750% 11/01/07+ ......................       400              288,000
     Sr. Notes
        12.000% 08/15/07 .......................       400              452,000
   MJD Communications, Inc.
     Sr. Sub. Notes
     9.500% 05/01/08 ...........................       250              253,438
   Nextel Partners, Inc.
     144A Sr. Discount Notes
     14.000% 02/01/09+ .........................     1,000              520,000
   NEXTLINK Communications, Inc.
     144A Sr. Notes
        10.750% 11/15/08 .......................       250              259,375
     Sr. Discount Notes
        9.450% 04/15/08+ .......................       500              296,250
   NEXTLINK Communications,
     L.L.C. /NEXTLINK Capital, Inc.
     Sr. Notes
     12.500% 04/15/06 ..........................       250              273,125

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   NTL, Inc.
     144A Sr. Notes
     10.000% 02/15/07 .......................... $     250         $    266,875
   Optel, Inc.
     Sr. Notes
     11.500% 07/01/08 ..........................       350              342,125
   Orbital Imaging Corp.,
     144A Units
     11.625% 03/01/05 ..........................       500              501,875
   Orion Network Systems, Inc.
     Gtd. Sr. Notes
     11.250% 01/15/07 ..........................       300              291,000
   Pac-West Telecomm, Inc.
     144A Sr. Notes
     13.500% 02/01/09 ..........................       250              250,625
   Pagemart Nationwide, Inc.
     Sr. Discount Notes
     15.000% 02/01/05+ .........................       750              636,563
   Pegasus Communications, Inc.
     Sr. Notes
     9.750% 12/01/06 ...........................       500              523,750
   PLD Telekom, Inc.
     144ASub. Notes
     9.000% 06/01/06 ...........................       230              117,300
   PLD Telekom, Inc.
     Yankee Co. Gtd. Notes
     14.000% 06/01/04 ..........................     1,010              606,000
   Price Comm Wireless, Inc.
     144A Sr. Sub. Notes
     11.750% 07/15/07 ..........................       250              277,500
   Price Communications Cellular
     Holdings Sr. PIK Notes
     11.250% 08/15/08 ..........................       250              238,125
   Primus Telecommunications
     Group, Inc.
     144A Sr. Notes
     11.250% 01/15/09 ..........................       800              810,000
   PSINET, Inc.
     144A Sr. Notes
     11.500% 11/01/08 ..........................       500              560,000
   Qwest Communications
     International, Inc.
     Sr. Discount Notes
        9.470% 10/15/07+ .......................       750              599,063
     Sr. Notes, Series B
        10.875% 04/01/07 .......................       130              150,963
   RCN Corp.
     Sr. Notes, Series B
        10.000% 10/15/07 .......................       400              385,000
     Sr. Discount Notes, Series B
        11.125% 10/15/07+ ......................       250              146,875
         9.800% 02/15/08+ ......................       300              162,000
   Rhythms Netconnections
     Sr. Discount Notes
     13.500% 05/15/08+ .........................       850              425,000

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TELECOMMUNICATIONS -- (CONTINUED)
   Rsl Communications plc
     10.500% 11/15/08 .......................... $     400          $  411,000
   Salem Communications Corp.
     144A Co. Gtd., Series B
     9.500% 10/01/07 ...........................       250              266,875
   Startec Global Communications,
     Inc. Sr. Notes
     12.000% 05/15/08 ..........................       400              350,000
   Supercanal Holdings S.A.,
     144A Bonds
     11.500% 05/15/05 ..........................       250              118,125
   Telewest Communications plc
     Debentures
     9.625% 10/01/06 ...........................       250              267,500
   Teligent Inc.
     Sr. Notes
     11.500% 12/01/07 ..........................       250              237,500
   Time Warner Telecom L.L.C
     and Time Warner Telecom Inc.,
     Sr. Notes
     9.750% 07/15/08 ...........................       500              540,000
   Viatel, Inc.
     Sr. Disc. Notes
     12.500% 04/15/08+ .........................       600              363,000
   WinStar Communications, Inc.
     Sr. Discount Notes
     14.000% 10/15/05+ .........................       500              366,250
                                                                   ------------
                                                                     26,941,791
                                                                   ------------
TEXTILES & APPAREL -- 1.0%
   Maxim Group, Inc.
     Gtd. Sr. Sub. Notes, Series B
     9.250% 10/15/07 ...........................       500              498,750
   Phillips Van-Heusen Corp.
     Sr. Sub. Notes
     9.500% 05/01/08 ...........................       500              504,375
   William Carter Company
     Sr. Sub. Notes, Series A
     10.375% 12/01/06 ..........................       450              484,875
                                                                   ------------
                                                                      1,488,000
                                                                   ------------
TRANSPORTATION -- 1.7%
   AirTran Airlines, Inc.
     Secured Notes
     10.500% 04/15/01 ..........................       250              212,500
   Atlantic Express Transportation
     Corp.
     Gtd. Sr. Secured Notes
     10.750% 02/01/04 ..........................       250              256,875
   Canadian Airlines Corp.
     Yankee Sr. Notes
     12.250% 08/01/06 ..........................       250              152,500
   Hermes Europe Railtel
     144A Sr. Notes
     10.375% 01/15/09 ..........................       500              528,750

                 See Accompanying Notes to Financial Statements.

                                                     PAR
                                                    (000)               VALUE
                                                   -------           -----------
TRANSPORTATION -- (CONTINUED)
   Hermes Europe Railtel BV
     Sr. Notes
     11.500% 08/15/07 .......................... $     250         $    271,250
   Kitty Hawk, Inc.
     Sr. Notes
     9.950% 11/15/04 ...........................       250              250,313
   Pegasus Shipping ( Hellas) Ltd.
     144A Gtd. First Preferred
     Mortgage Notes, Series A
     11.875% 11/15/04 ..........................       500              411,875
   Trans World Airlines
     Sr. Notes
     11.375% 03/01/06 ..........................       500              299,375
                                                                   ------------
                                                                      2,383,438
                                                                   ------------
WASTE MANAGEMENT -- 0.8%
   Allied Waste North America,
     144A Gtd. Sr. Notes
     7.875% 01/01/09 ...........................       700              708,750
   Waste Systems International, Inc.
     144A Conv. Sub. Notes
     7.000% 05/13/05 ...........................       500              467,500
                                                                   ------------
                                                                      1,176,250
                                                                   ------------
   TOTAL CORPORATE BONDS
     (Cost $139,356,294) .......................                   $135,766,287
                                                                   ------------

ASSET BACKED SECURITY -- 0.4%
   Airplanes Pass Through Trust
     Series 1, Class D
     10.875% 03/15/19 .......................... $     600         $    607,503
                                                                   ------------
     (Cost $600,000)

                                                  NUMBER
                                                 OF SHARES
                                                 ---------
RIGHTS & WARRANTS -- 1.1%
BROADCASTING -- 0.0%
   Australis Holdings Pty. Ltd. ................       294         $          3
                                                                   ------------
CABLE -- 0.4%
   DIVA Systems Corp. ..........................     7,581                   76
   DIVA Systems Corp. ..........................     2,250              495,000
                                                                   ------------
                                                                        495,076
                                                                   ------------
CHEMICALS -- 0.2%
   Uniroyal Technology Corp. ...................    43,500              280,031
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES-- 0.1%
   Verio, Inc. .................................     2,800               61,600
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS -- 0.0%
   Capital Pacific Holdings Group,
   Inc. ........................................    12,640                6,952
                                                                   ------------


                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
CONSUMER PRODUCTS & SERVICES -- 0.0%
   Coinstar Inc. ...............................     3,671         $     57,818
   Signature Brands USA, Inc. ..................       250                   --
                                                                   ------------
                                                                         57,818
                                                                   ------------
INDUSTRIAL GOODS & MATERIALS -- 0.0%
   Golden Ocean Group, Ltd. ....................       438                  876
                                                                   ------------
PUBLISHING & INFORMATION SERVICES-- 0.0%
   InterAct Systems, Inc. ......................       700
   Mentus Media Corp. 144A .....................     1,391                   14
   Source Media Inc. ...........................     5,587               49,589
                                                                   ------------
                                                                         49,603
                                                                   ------------
TELECOMMUNICATIONS -- 0.4%
   Advanced Radio
     Telecommunications Corp. ..................     7,500               48,000
   Ampex Corp. 144A ............................    17,000               51,000
   Bell Technology 144A ........................       600               12,658
   DTI Holdings, Inc. 144A .....................     3,000                  150
   E Spire Communications Inc.
     144A ......................................     1,500              165,000
   Globalstar, L.P. ............................       200               10,900
   KMC Telecom Holdings, Inc. ..................       500                7,500
   McCaw International Ltd. ....................       500                1,250
   MetroNet Communications
     Corp. .....................................       400                1,400
   Microcell Telecommunications,
     Inc. ......................................     1,600               17,600
   Orbital Imaging Corp. .......................       500               20,000
   Orion Network Systems, Inc. .................       300                3,300
   PLD Telekom, Inc. ...........................     1,010                   10
   Price Communications Corp. ..................     2,752              159,616
   Rhythms Netconnections ......................     3,000               60,000
   Startec Global Communications ...............       400                  400
                                                                   ------------
                                                                        558,784
                                                                   ------------
   TOTAL RIGHTS & WARRANTS
     (Cost $542,432) ...........................                   $  1,510,743
                                                                   ------------

COMMON STOCKS -- 0.0%
PACKAGING/CONTAINERS -- 0.0%
   Crown Packaging Enterprises,
     Ltd. ......................................   100,847         $      1,008
                                                                   ------------
TELECOMMUNICATIONS -- 0.0%
   Intermedia Communications,
     Inc. ......................................     1,671               30,287
                                                                   ------------
   TOTAL COMMON STOCKS
     (Cost $34,471) ............................                   $     31,295
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                   WARBURG PINCUS HIGH YIELD FUND (CONCLUDED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           -----------
PREFERRED STOCKS -- 2.2%
AEROSPACE/DEFENSE -- 0.6%
   GPA Group plc Convertible
     Cumulative Second
     Preference Shares ......................... 1,750,000         $    910,000
                                                                   ------------
CABLE -- 0.1%
   DIVA Systems Corporation,
     Series C ..................................     5,945               67,773
                                                                   ------------
CELLULAR/WIRELESS COMMUNICATIONS -- 0.2%
   Rural Cellular Corp.
     144A PIK ..................................     2,710              266,258
                                                                   ------------
PUBLISHING & INFORMATION SERVICES -- 0.2%
   Source Media Inc.
     144A PIK ..................................    11,807              230,237
                                                                   ------------
RESTAURANTS, HOTELS & GAMING -- 0.1%
   AmeriKing, Inc.
     13.00% Cum. Exchangeable ..................     6,250              160,938
                                                                   ------------
TELECOMMUNICATIONS -- 1.0%
   E Spire Communications Inc.
     Jr. PIK ...................................       934              354,920
   Hyperion Telecommunications, Inc.
     12.875% Sr. Exch
     Redeemable, Series B ......................         7                5,180
   Intermedia Communications Inc.
     144A 7.00% Jr. Convertible,
     Series E ..................................    20,000              397,500
   Nextel Communications, Inc.
     13.00% Exchangeable,
     Series D PIK ..............................       299              299,425
   NEXTLINK Communications, Inc.
     144A14% Sr. Exchangeable
     PIK .......................................     7,901              414,803
                                                                   ------------
                                                                      1,471,828
                                                                   ------------
   TOTAL PREFERRED STOCKS
     ($3,251,687) ..............................                   $  3,107,034
                                                                   ------------

                                                                       VALUE
                                                                    -----------
TOTAL INVESTMENTS -- 98.4%
  (Cost $143,784,884*) .........................                   $141,022,862

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 1.6% .....................                      2,291,974
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................                   $143,314,836
                                                                   ============

   * Also cost for Federal income tax purposes at February 28, 1999. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation ....................................... $  6,232,110
        Gross Depreciation .......................................   (8,994,132)
                                                                   ------------
        Net Depreciation ......................................... $ (2,762,022)
                                                                   ============
   + Step Bond-- The interest rate as of February 28, 1999 is 0% and will reset to interest rate shown at a future date.

                            INVESTMENT ABBREVIATIONS

PIK .................................................................Pay In Kind

                 See Accompanying Notes to Financial Statements.

                       WARBURG PINCUS MUNICIPAL BOND FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                  April 20, 1999

Dear Shareholders:

We are writing to report on the results of the Warburg Pincus Municipal Bond Fund (the "Fund") for the fiscal half-year ended February 28, 1999.

At February 28, 1999, the net asset value ("NAV") of the Fund's Institutional shares was $14.92, compared to an NAV of $15.12 on August 31, 1998. As a result, the Institutional shares' total return was 2.3% (assuming the reinvestment of dividends and distributions totaling $0.48 per share). By comparison, the Lehman Brothers Municipal Bond Index (the "Index") returned 2.6% during the same period.

At February 28, 1999, NAV of the Fund's Common shares was $14.92, compared to an NAV of $15.14 at their inception of investment operations on October 30, 1998. The Common shares' total return between October 30, 1998 and February 28, 1999 thus was 1.2% (assuming the reinvestment of dividends and distributions totaling $0.40 per share). By comparison, the Index returned 1.4% during the same period.

The Fund slightly underperformed the Index in the fiscal half-year due to its modest exposure to taxable corporate bonds. Although corporates enjoyed a healthy rebound after the broad fixed-income sell-off in the summer of 1998, they did not do so to the same extent as the municipal market. The Fund's return relative to the Index was affected accordingly.

Within the broad municipal market, performance benefited from our ongoing emphasis on higher-quality paper, which remained especially popular among muni buyers. This was reflected by our substantial positions in non-callable securities.

As developments occur in the fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Fixed Income Management Team

Robert J. Moore, Managing Director
William P. Sterling, Managing Director
Gregg M. Diliberto, Managing Director
Robert W. Justich, Managing Director
Mark K. Silverstein, Managing Director
Ira Edelblum, Director
Jo Ann Corkran, Director

A PORTION OF INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OF FEDERAL ALTERNATIVE MINIMUM TAX.
                                       62

                       WARBURG PINCUS MUNICIPAL BOND FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS MUNICIPAL BOND INSTITUTIONAL SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX 1 FROM INCEPTION (6/20/94), PERIOD ENDED (7/31/94) AND AT EACH QUARTER END. (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WARBURG PINCUS            LEHMAN BROTHER
                 MUNICIPAL BOND            MUNICIPAL BOND
              INSTITUTIONAL SHARES              INDEX
06/20/94           $10,000                     10,000
07/31/94            10,040                     10,038
08/31/94            10,040                     10,073
11/30/94             9,647                      9,571
02/28/95            10,350                     10,354
05/31/95            10,846                     10,820
08/31/95            10,886                     10,965
11/30/95            11,193                     11,079
02/29/96            11,216                     11,498
05/31/96            10,937                     11,314
08/31/96            11,134                     11,539
11/30/96            11,643                     12,049
02/28/97            11,731                     12,132
05/31/97            11,835                     12,252
08/31/97            12,218                     12,606
11/30/97            12,508                     12,914
02/28/98            12,812                     13,242
05/31/98            12,971                     13,402
08/31/98            13,149                     13,697
11/30/98            13,370                     13,916
02/28/99            13,446                     14,055

Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Lehman Brothers Municipal Bond 10 Year Index is computed twice a month from prices on approximately 1,100 bonds. The index is composed of approximately 60% revenue bonds and 40% state government obligations. The issues in the index have a maturity of 8-12 years and the prices are supplied by Kenny Information Systems, Inc.

                       WARBURG PINCUS MUNICIPAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 1999
                                 (UNAUDITED)

                                                    PAR
                                                   (000)               VALUE
                                                 ---------           ---------
MUNICIPAL BONDS -- 76.6%
CALIFORNIA -- 11.6%
   California State GO
     6.300% 09/11/11 .........................   $     670           $ 793,112
     5.125% 10/01/17 .........................         825             836,344
   Los Angeles CA, Department of
     Water & Power Water RB
     4.500% 05/15/23 .........................         705             650,362
   San Diego CA Convention Center
     Expansion Financing Authority,
     Series A
     4.750% 04/01/28 .........................         535             512,262
                                                                     ---------
                                                                     2,792,080
                                                                     ---------
COLORADO -- 2.8%
   Colorado Springs CO, Utility RB
   5.875% 11/15/17 ...........................         595             667,144
                                                                     ---------
FLORIDA -- 5.9%
   Jacksonville FL, Electric Authority
     RB, 2nd Installment
     6.000% 07/01/12 .........................         610             677,862
   Tallahassee FL, Electric RB, First Lien
     6.100% 10/01/06 .........................         670             727,787
                                                                     ---------
                                                                     1,405,649
                                                                     ---------
ILLINOIS -- 5.8%
   Chicago Illinois GO, Series 1993
     5.250% 01/01/18 .........................         705             707,644
   Illinois State Sales Tax RB, Series Q
     5.750% 06/15/14 .........................         650             684,125
                                                                     ---------
                                                                     1,391,769
                                                                     ---------
INDIANA -- 0.1%
   Indianapolis IN, Public
     Improvement Board RB
     6.000% 01/10/03 .........................          25              27,125
                                                                     ---------
LOUISIANA -- 3.1%
   New Orleans LA, Home Mortgage
     Authority SOB
     6.250% 01/15/11 .........................         635             731,837
                                                                     ---------
MARYLAND -- 4.2%
   Maryland State Transportation
     Authority Project RB
     6.800% 07/01/16 .........................         850           1,014,687
                                                                     ---------
MASSACHUSETTS -- 2.8%
   Massachusetts State Water
     Resources Authority, General RB,
     Series 92A
     6.500% 07/15/19 .........................          20              23,550
   Massachusetts State Water Resources
     Authority RB, Series B
     5.000% 12/01/25 .........................         660             642,675
                                                                     ---------
                                                                       666,225
                                                                     ---------

                                                    PAR
                                                   (000)               VALUE
                                                 ---------           --------
NEW YORK -- 26.2%
   Metropolitan Transit Authority
     Commuter Facilities RB, Series A
     5.000% 07/01/23 .........................   $     600           $ 593,250
   New York, NY Municipal Water
     Finance Authority Water &
     Sewer System RB, Series D
     4.875% 06/15/21 .........................         400             390,000
   New York State Dormitory Authority
     RB (Elizabeth Church Manor
     Nursing Home)
     5.400% 08/01/23 .........................          60              61,125
   New York State Dormitory
     Authority RB (Episcopal
     Health Services)
     7.550% 08/01/29 .........................         435             455,645
   New York State Dormitory Authority
     RB (Judicial Facilities Lease)
     7.375% 07/01/16 .........................          40              50,000
   New York State Dormitory
     Authority RB (Park Ridge
     Housing Inc. Project)
     7.850% 02/01/29 .........................         530             547,776
   New York State Local Government
     Assistance Corp. RB, Series B
     4.875% 04/01/20 .........................         580             566,950
   New York State Power Authority
     General Purpose RB, Series R
     7.000% 01/01/10 .........................         360             432,000
   New York State Throughway
     Authority General RB, Series B
     5.000% 01/01/20 .........................          30              29,775
   New York, NY Prerefunded GO,
     Series D
     8.000% 08/01/01 .........................         605             676,844
     6.000% 02/15/05 .........................          10              11,162
   New York, NY Unrefunded Balance
     GO, Series D
     8.000% 08/01/03 .........................          45              49,894
     6.000% 02/15/25 .........................           5               5,362
   New York, NY Prerefunded GO,
     Series H
     7.200% 02/01/02 .........................         530             588,962
   New York, NY Unrefunded
     Balance GO, Series H
     7.200% 02/01/13 .........................          70              76,650
   New York, NY Municipal Water
     Finance Authority Water &
     Sewer System RB, Series B
     5.125% 06/15/30 .........................         295             295,369
   New York, NY Transitional Finance
     Authority RB (Future Tax Secured),
     Series B
     4.750% 11/15/14 .........................          35              34,781
   Suffolk County NY Water Authority,
     Waterworks RB, Series V
     6.750% 06/01/12 .........................         580             676,425

                 See Accompanying Notes to Financial Statements.

                                                    PAR
                                                   (000)              VALUE
                                                 ---------         ----------
NEW YORK -- (CONTINUED)
   Triborough Bridge and Tunnel
     Authority, NY General Purpose
     RB, Series A
     5.200% 01/01/20 .........................   $     730           $ 736,387
                                                                   -----------
                                                                     6,278,357
                                                                   -----------
PUERTO RICO -- 3.9%
   Commonwealth of Puerto Rico GO
     5.400% 07/01/07 .........................         730             790,225
   Puerto Rico Electric Power
     Authority RB, Series N
     7.125% 07/01/14 .........................         135             138,842
                                                                   -----------
                                                                       929,067
                                                                   -----------
SOUTH DAKOTA -- 0.1%
   Heartland Consumers Power District,
     SD Electric RB
     6.375% 01/01/16 ..........................          25              28,312
                                                                  -----------
TENNESSEE -- 0.1%
   Metropolitan Government of
     Nashville and Davidson County,
     TN Water and Sewer RB Series A
     4.750% 01/01/22 ..........................          30              28,538
                                                                  -----------
VIRGIN ISLANDS -- 3.0%
   Virgin Islands Public Finance
     Authority RB
     7.700% 10/01/99 ..........................         690             722,803
                                                                  -----------
VIRGINIA -- 3.3%
   Fairfax County, VA Redevelopment
     & Housing Authority (Island Walk
     Proj.), Mortgage RB
     7.100% 04/01/19 ..........................         630             789,075
                                                                   -----------
WASHINGTON -- 3.7%
   King County, WA GO, Series A
     6.200% 01/01/24 .........................          40              44,750
   Seattle, WA Municipal Light &
     Power RB
     5.125% 07/01/22 .........................         100             100,375
   Seattle, WA Water System RB
     5.250% 12/01/23 .........................         735             735,919
                                                                   -----------
                                                                       881,044
                                                                   -----------
   TOTAL MUNICIPAL BONDS
     ($16,989,386) ...........................                     $18,353,712
                                                                   -----------
CORPORATE BONDS -- 9.2%
BANKING -- 1.4%
   Bangko Sentral Pilipinas,
     Yankee Bonds
     8.600% 06/15/27 .........................   $      75         $    64,875
   Export-Import Bank of Korea,
     Global Bonds
     6.500% 02/10/02 .........................          25              23,969

                                                    PAR
                                                   (000)               VALUE
                                                 ---------           --------
BANKING -- (CONTINUED)
   Export-Import Bank of Korea,
      Yankee Notes
      6.500% 05/15/00 ........................   $      50           $  49,063
   First Republic Bank Corp.
     Sub. Notes
     7.750% 09/15/12 .........................          25              23,844
   Fuji JGB Investment LLC,
     Noncumulative Preferred
     Securities, Series A
     9.870% 06/30/99 .........................         145             113,274
   Fuji Finance (Cayman) Ltd.
     Perpetual Sub. Notes
     5.801%+++ ...............................         100              57,000
                                                                     ---------
                                                                       332,025
                                                                     ---------
BROADCASTING -- 0.5%
   Fox/Liberty Networks L.L.C.,
     Registered Sr. Discount Notes
     8.875% 08/15/07 .........................         105             109,594
                                                                     ---------
CABLE -- 0.6%
   CSC Holdings Inc., Sr. Notes
     7.875% 12/15/07 .........................          80              84,600
     7.250% 07/15/08 .........................          20              20,350
   Diamond Cable Communications plc,
     Yankee Sr. Discount Notes
     10.750% 02/15/07 ........................          50              38,500
                                                                     ---------
                                                                       143,450
                                                                     ---------
ENERGY -- 0.6%
   YPF S.A., Yankee Sr. Notes
     7.250% 03/15/03 .........................          75              71,344
   YPF S.A., Yankee Notes
     8.000% 02/15/04 .........................          75              72,563
                                                                     ---------
                                                                       143,907
                                                                     ---------
FINANCIAL SERVICES -- 0.2%
   Bay View Capital Corp.,
     Sub. Notes
     9.125% 08/15/07 .........................          55              53,281
                                                                     ---------
FOOD & BEVERAGE -- 0.1%
   Arisco Productos Alimenticios
     S.A., Gtd. Notes
     10.750% 05/22/05 ........................          20              11,600
                                                                     ---------
HEALTH CARE -- 0.3%
   Columbia/HCA Healthcare Corp.,
     Debentures
     8.360% 04/15/24 .........................          85              78,583
                                                                     ---------
PAPER AND FOREST PRODUCTS -- 0.0%
   P.T. Indah Kiat Pulp & Paper Corp.,
     Sr. Secured Notes
     8.875% 11/01/00 .........................          15              10,781
                                                                     ---------

                 See Accompanying Notes to Financial Statements.

                                                    PAR
                                                   (000)               VALUE
                                                 ---------           --------
RETAIL -- 0.4%
   K Mart Corp. Notes
     7.950% 02/01/23 .........................   $      25           $  24,813
   K Mart Corp., Pass-Through
     Certificates, Series 1995 Class K3
     8.540% 01/02/15 .........................          78              75,597
                                                                     ---------
                                                                       100,410
                                                                     ---------
TELECOMMUNICATIONS -- 1.4%
   Cencall Communications Corp.,
     Sr. Discount Notes
     10.125% 01/15/04 ........................          25              25,375
   CS Wireless Systems, Inc.,
     Sr. Discount Notes, Series B
     11.375% 03/01/06 ........................          30               6,000
   Global Communicacoes e
     Participacoes S.A.,  Sr. Notes
     10.625% 12/05/08 ........................          30              16,650
   Nextel Communications, Inc.,
     Sr. Discount Notes
     9.950% 02/15/08 .........................           5               3,200
   Nextel Communications, Inc.,
     Sr. Serial Redeemable
     Discount Notes
     10.650% 09/15/07 ........................          90              61,200
   Nextel Communications, Inc.,
     Sr. Discount Notes
     9.750% 08/15/04 .........................         145             147,538
   Paging Network, Inc.,
     Sr. Sub. Notes
     8.875% 02/01/06 .........................          10               8,500
    10.125% 08/01/07 .........................          35              30,450
    10.000% 10/15/08 .........................          35              30,450
   Wireless One, Inc.,
     Sr. Discount Notes
     13.500% 08/01/06 ........................          35               3,150
                                                                     ---------
                                                                       332,513
                                                                     ---------
TRANSPORTATION -- 1.7%
   Continental Airlines, Inc.,
     Sr. Notes
     9.500% 12/15/01 .........................          90              94,613
   Grupo Transportacion Ferroviaria
     Mexicana, S. A. de CV, Gtd.
     Sr. Discount Notes
     11.750% 06/15/09 ........................          80              42,800
   Northwest Airlines, Inc., Gtd. Notes
     7.625% 03/15/05 .........................         200             184,000
   US Airways, Inc., Gtd. Sr. Notes
     9.625% 02/01/01 .........................          95              97,369
                                                                     ---------
                                                                       418,782
                                                                     ---------
                                                    PAR
                                                   (000)               VALUE
                                                 ---------           --------
UTILITIES -- 2.0%
   Beaver Valley Funding Corp.
     Secured Lease Obligation Bonds
     9.000% 06/01/17 .........................   $     140          $  152,250
   Connecticut Light and Power Co.
     First and Ref. Mortgage Bonds,
     Series C
     7.750% 06/01/02 .........................          85              87,444
     Series D
     7.875% 10/01/24 .........................          10              10,388
   Korea Electric Power,
     Yankee Notes
     7.000% 10/01/02 .........................          35              33,644
   Korea Electric Power,
     Yankee Debentures
     7.000% 02/01/27 .........................         115             106,519
   North Atlantic Energy Corp.,
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 .........................          93              93,814
                                                                    ----------
                                                                       484,059
                                                                    ----------
   TOTAL CORPORATE BONDS
     ($2,300,202) ............................                      $2,218,985
                                                                    ----------
FOREIGN BONDS -- 3.7%
   Republic of Argentina,
     Sr. Notes
     12.163% 04/10/05 ........................   $     130           $ 115,700
   Republic of Colombia,
     Yankee Notes
     10.986% 05/13/99 ........................         140             126,000
   Republic of Phillippines,
     Global Bonds
     9.875% 01/15/19 .........................          60              59,625
   Republic of Poland, Past Due
     Interest Bonds
     5.000% 10/27/14 .........................         510             463,781
   Republic of Venezuela,
     Global Bonds
     9.250% 09/15/27 .........................         105              59,850
   United Mexican States,
     Global Bonds
     11.500% 05/15/26 ........................          50              52,250
                                                                     ---------
   TOTAL FOREIGN BONDS
     ($877,998) ..............................                       $ 877,206
                                                                     ---------

                 See Accompanying Notes to Financial Statements.

              WARBURG PINCUS MUNICIPAL BOND FUND (CONCLUDED)

                                                   NUMBER
                                                 OF SHARES              VALUE
                                                 ---------          ----------
PREFERRED STOCKS -- 5.2%
   California Federal
     Capital Corp., Series A .................       5,450          $   144,084
   Blackrock Insured Municipal,
     Series M7 ...............................          20              500,000
   Nuveen Insured Municipal
     Opportunity, Series W Pfd. ..............           8              200,000
   Nuveen Insured Premium
     Income 2, Series W Pfd. .................           8              200,000
   Nuveen Maryland Premium
     Income 2, Series W Pfd. .................           8              200,000
                                                                    -----------
   TOTAL PREFERRED STOCKS
     (Cost $1,238,975) .......................                      $ 1,244,084
                                                                    -----------
                                                    PAR
                                                   (000)
                                                   -------
SHORT-TERM INVESTMENT -- 4.3%
  BBH Grand Cayman U.S.
     Dollar Time Deposit
     4.250% 03/01/99 .........................        1,024         $ 1,024,000
                                                                    -----------
     (Cost $1,024,000)

   TOTAL INVESTMENTS -- 99.0%
     (Cost $22,430,561*)                                            $23,717,987

   OTHER ASSETS IN EXCESS
     OF LIABILITIES-- 1.0%                                              249,566
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $23,967,553
                                                                    ===========
   * Cost for Federal income tax purposes at February 28, 1999 is $22,519,438. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation ...................                      $ 1,397,035
        Gross Depreciation ...................                         (198,486)
                                                                    -----------
        Net Appreciation .....................                      $ 1,198,549
                                                                    ===========
   +++ Securities have no stated maturity date.
   The Moody's Investors Service, Inc. and Standard & Poor's Ratings Group ratings indicated are the most recent rating available at Februrary 28, 1999 and are unaudited.

                            INVESTMENT ABBREVIATIONS
GO .........................................................General Obligations
RB ................................................................Revenue Bond
SOB ...................................................Special Obligations Bond

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                               INTERNATIONAL        EMERGING        EUROPEAN       U.S. CORE
                                                                GROWTH FUND     MARKETS II FUND    EQUITY FUND    EQUITY FUND
                                                               -------------    ---------------    -----------    -----------
ASSETS
   Investments, at value (cost - $633,090,004, $18,399,911,
     $30,051,073 and $60,235,950, respectively) .............. $ 706,431,705    $    17,632,169    $28,916,604    $68,024,950
   Collateral received for securities loaned .................   121,024,220          1,104,232      1,122,400      4,835,500
   Receivable for investments sold ...........................    31,632,640            251,499      2,103,241             --
   Receivable for Fund shares sold ...........................        19,598                 --         67,122             --
   Dividends and interest receivable .........................     1,116,940             63,385         19,464         60,784
   Prepaid expenses and other assets .........................        90,593            186,852          2,346            546
                                                               -------------    ---------------    -----------    -----------
     Total Assets ............................................   860,315,696         19,238,137     32,231,177     72,921,780
                                                               -------------    ---------------    -----------    -----------
LIABILITIES
   Payable upon return of securities loaned ..................   121,024,220          1,104,232      1,122,400      4,835,500
   Payable for investments purchased .........................    53,327,906             27,818      3,660,198             --
   Payable for Fund shares repurchased .......................        98,006                 --         18,161         80,000
   Advisory fee payable ......................................       403,367              9,985          6,941         29,021
   Distribution fee payable (Common shares) ..................        27,944              1,248          5,768             --
   Accrued expenses payable ..................................       664,252             49,420         20,004         18,952
                                                               -------------    ---------------    -----------    -----------
     Total Liabilities .......................................   175,545,695          1,192,703      4,833,472      4,963,473
                                                               -------------    ---------------    -----------    -----------
NET ASSETS
   Capital stock, $0.001 par value. ..........................        31,619             62,819          2,913          3,682
   Paid-in capital. ..........................................   590,214,129         51,111,341     28,641,951     56,804,066
   Undistributed net investment income/(loss) ................   (12,995,357)          (612,444)        33,482         17,400
   Accumulated net realized gain/(loss) from investments,
     securities sold short, futures and foreign currency
     related transactions, if any ............................    34,119,237        (31,730,242)      (252,370)     3,344,159
   Net unrealized appreciation/(depreciation) on
     investments and other, if any. ..........................    73,400,373           (786,040)    (1,028,271)     7,789,000
                                                               -------------    ---------------    -----------    -----------
     Net Assets .............................................. $ 684,770,001    $    18,045,434    $27,397,705    $67,958,307
                                                               =============    ===============    ===========    ===========
INSTITUTIONAL SHARES
   Net assets ................................................ $ 658,289,264    $    17,278,548      $  95,630    $67,873,191
                                                               -------------    ---------------    -----------    -----------
   Shares outstanding ........................................    30,386,239          1,510,755         10,003      3,677,407
                                                               -------------    ---------------    -----------    -----------
   Net asset value, offering price and redemption
     price per share ......................................... $       21.66    $         11.44    $      9.56    $     18.46
                                                               =============    ===============    ===========    ===========
COMMON SHARES
   Net assets ................................................ $  26,480,737    $       766,886    $27,302,075    $    85,116
                                                               -------------    ---------------    -----------    -----------
   Shares outstanding ........................................     1,231,688             66,818      2,856,863          4,616
                                                               -------------    ---------------    -----------    -----------
   Net asset value, offering price and redemption
     price per share ......................................... $       21.50    $         11.48    $      9.56    $     18.44
                                                               =============    ===============    ===========    ===========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                                    GLOBAL            SELECT       LONG-SHORT
                                                              TELECOMMUNICATIONS  ECONOMIC VALUE  MARKET NEUTRAL  LONG-SHORT
                                                                     FUND          EQUITY FUND        FUND        EQUITY FUND
                                                              ------------------  --------------  --------------  -----------
ASSETS
   Investments, at value (cost - $6,331,464, $33,126,722,
     $22,115,475 and $855,551, respectively) .................    $6,760,111        $33,776,170     $23,118,324   $  841,771
   Deposits with brokers and custodian bank for
     securities sold short or futures contracts ..............            --                 --      26,518,975      327,025
   Collateral received for securities loaned .................       115,700                 --              --           --
   Receivable for investments sold ...........................       117,155            700,755              --           --
   Receivable for Fund shares sold ...........................       112,436                 --          13,616           --
   Receivable from investment adviser ........................        42,214                 --              --        8,312
   Dividends and interest receivable .........................           931             48,691          72,355        1,596
   Prepaid expenses and other assets .........................        18,454             76,244              --       19,393
                                                                  ----------        -----------     -----------   ----------
     Total Assets ............................................     7,167,001         34,601,860      49,723,270    1,198,097
                                                                  ----------        -----------     -----------   ----------
LIABILITIES
   Securities sold short (proceeds $21,993,870 for
     Long-Short Market Neutral Fund) .........................            --                 --      22,876,328           --
   Payable upon return of securities loaned ..................       115,700                 --              --           --
   Payable for investments purchased .........................        86,875            375,732              --           --
   Payable for Fund shares repurchased .......................        24,706                 --         109,839           --
   Overdraft liability .......................................            --            294,749              --           --
   Payable on open futures contracts .........................            --                 --              --        4,455
   Advisory fee payable ......................................            --             11,197          43,288           --
   Distrubution fee payable (Common shares) ..................         5,699                 3           10,250          149
   Accrued expenses payable ..................................         4,468             19,003          18,312       16,292
                                                                  ----------        -----------     -----------   ----------
     Total Liabilities .......................................       237,448            700,684      23,058,017       20,896
                                                                  ----------        -----------     -----------   ----------
NET ASSETS
   Capital stock, $0.001 par value. ..........................           247              1,923           1,798           70
   Paid-in capital. ..........................................     6,323,104         29,188,862      27,072,963    1,085,840
   Undistributed net investment income/(loss) ................         1,601             23,874          93,821       (3,583)
   Accumulated net realized gain/(loss) from investments,
     securities sold short, futures and foreign currency
     related transactions, if any ............................       176,420          4,037,069        (623,720)      78,280
   Net unrealized appreciation/(depreciation) on
     investments and other, if any. ..........................       428,181            649,448         120,391       16,594
                                                                  ----------        -----------     -----------   ----------
     Net Assets ..............................................    $6,929,553        $33,901,176     $26,665,253   $1,177,201
                                                                  ==========        ===========     ===========   ==========
INSTITUTIONAL SHARES
   Net assets ................................................                      $33,893,809     $ 6,637,660   $  122,539
                                                                                    -----------     -----------   ----------
   Shares outstanding ........................................                        1,922,241         445,644        7,310
                                                                                    -----------     -----------   ----------
   Net asset value, offering price and redemption
     price per share .........................................                      $     17.63     $     14.89     $  16.76
                                                                                    ===========     ===========   ==========
COMMON SHARES
   Net assets ................................................    $6,929,553        $     7,367     $20,027,593   $1,054,662
                                                                  ----------        -----------     -----------   ----------
   Shares outstanding ........................................       222,327                418       1,345,598       63,013
                                                                  ----------        -----------     -----------   ----------
   Net asset value, offering price and redemption
     price per share .........................................    $    31.17        $     17.62     $     14.88   $    16.74
                                                                  ==========        ===========     ===========   ==========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                                                    STRATEGIC
                                                                 U.S. CORE FIXED   GLOBAL FIXED    HIGH YIELD      MUNICIPAL
                                                                   INCOME FUND      INCOME FUND       FUND         BOND FUND
                                                                 ---------------   ------------   ------------    -----------
ASSETS
   Investments, at value (cost - $519,415,495, $33,730,950,
     $143,784,884 and $22,430,561, respectively) .............    $514,535,411      $33,491,083   $141,022,862    $23,717,987
   Deposits with brokers and custodian bank for
     securities sold short or futures contracts ..............       1,017,923               --             --             --
   Receivable for investments sold ...........................      17,558,846        1,054,188      2,517,975             --
   Receivable on open futures contracts ......................          23,069              719             --             --
   Dividends and interest receivable .........................       3,478,116          457,526      2,788,648        308,882
   Prepaid expenses and other assets .........................         601,633          253,990        133,885            412
                                                                  ------------      -----------   ------------    -----------
     Total Assets ............................................     537,214,998       35,257,506    146,463,370     24,027,281
                                                                  ------------      -----------   ------------    -----------
LIABILITIES
   Payable for investments purchased .........................     162,615,438        5,793,979        675,000         37,077
   Payable for Fund shares repurchased .......................         214,000               --            276             --
   Overdraft liability .......................................              --        1,052,111      2,269,364             --
   Payable on forward currency contracts .....................              --          172,276             --             --
   Advisory fee payable ......................................          68,305               --        134,419          7,919
   Distrubution fee payable (Common shares) ..................               5               --         21,304              5
   Accrued expenses payable ..................................          97,007           13,796         48,171         14,727
                                                                  ------------      -----------   ------------    -----------
     Total Liabilities .......................................     162,994,755        7,032,162      3,148,534         59,728
                                                                  ------------      -----------   ------------    -----------
NET ASSETS
   Capital stock, $0.001 par value. ..........................          24,274            1,849          9,095          1,606
   Paid-in capital. ..........................................     374,640,918       28,563,599    160,955,621     22,543,641
   Undistributed net investment income/(loss) ................       3,164,535          110,395      2,071,940         37,988
   Accumulated net realized gain/(loss) from investments,
     securities sold short, futures and foreign currency
     related transactions, if any ............................         580,310          (44,438)   (16,959,798)        22,218
   Net unrealized appreciation/(depreciation) on
     investments and other, if any. ..........................      (4,189,794)        (406,061)    (2,762,022)     1,362,100
                                                                  ------------      -----------   ------------    -----------
     Net Assets ..............................................    $374,220,243      $28,225,344   $143,314,836    $23,967,553

INSTITUTIONAL SHARES
   Net assets ................................................    $374,204,317      $28,216,638   $111,561,938    $23,961,540
                                                                  ------------      -----------   ------------    -----------
   Shares outstanding ........................................      24,258,730        1,848,975      7,085,929      1,606,026
                                                                  ------------      -----------   ------------    -----------
   Net asset value, offering price and redemption
     price per share .........................................    $      15.43      $     15.26       $  15.74    $     14.92
                                                                  ============      ===========   ============    ===========
COMMON SHARES
   Net assets ................................................    $     15,926      $     8,706   $ 31,752,898    $     6,013
                                                                  ------------      -----------   ------------    -----------
   Shares outstanding ........................................           1,033              571      2,008,991            403
                                                                  ------------      -----------   ------------    -----------
   Net asset value, offering price and redemption
     price per share .........................................    $      15.42      $     15.25   $      15.81    $     14.92
                                                                  ============      ===========   ============    ===========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                                 INTERNATIONAL      EMERGING           EUROPEAN       U.S. CORE
                                                                  GROWTH FUND     MARKETS II FUND    EQUITY FUND*    EQUITY FUND
                                                                --------------    ---------------    ------------    -----------
INVESTMENT INCOME
   Dividends .................................................   $  2,325,570       $   201,503      $    22,014     $   383,662
   Interest ..................................................        827,992            50,695           37,814          38,924
   Securities lending ........................................         98,610             5,844               --           6,075
   Foreign taxes withheld ....................................       (145,420)          (26,793)            (768)             --
                                                                 ------------       -----------      -----------     -----------
     Total Investment Income .................................      3,106,752           231,249           59,060         428,661
                                                                 ------------       -----------      -----------     -----------
EXPENSES
   Investment advisory fees ..................................      2,621,576            92,442            6,946         245,268
   Administration fees .......................................        545,661            15,942            5,201          54,443
   Custodian fees ............................................        445,564            15,805            4,274          28,179
   Audit fees ................................................         27,709             3,386            1,388           3,472
   Miscellaneous fees ........................................         10,277             5,651            1,275           6,231
   Printing fees .............................................        120,454             8,741            2,470          17,457
   Registration fees .........................................          9,913            10,178            2,814           8,985
   Legal fees ................................................        158,600             6,605            2,163           8,406
   Transfer agent fees .......................................         89,897             5,206            1,531          14,640
   Insurance expense .........................................         15,307               988              225           1,167
   Directors fees ............................................          6,219             1,855              654           6,447
   Organization expense ......................................             --                --               --          (5,373)
   Distribution fees .........................................         24,187               887            5,768              23
                                                                 ------------       -----------      -----------     -----------
                                                                    4,075,364           167,686           34,709         389,345
   Less fees waived and reimbursed ...........................       (102,388)          (29,666)          (1,159)        (65,652)
                                                                 ------------       -----------      -----------     -----------
     Total Expenses ..........................................      3,972,976           138,020           33,550         323,693
                                                                 ------------       -----------      -----------     -----------
Net Investment Income/(Loss) .................................       (866,224)           93,229           25,510         104,968
                                                                 ------------       -----------      -----------     -----------
Realized and Unrealized Gain/(Loss) on Investments
   and Foreign Currency Transactions
   Net realized gain/(loss) from:
     Security transactions ...................................     33,767,118        (7,857,488)        (252,370)      3,311,650
     Foreign exchange transactions ...........................       (939,062)          (99,450)           7,972              --
                                                                 ------------       -----------      -----------     -----------
                                                                   32,828,056        (7,956,938)        (244,398)      3,311,650
                                                                 ------------       -----------      -----------     -----------
   Net change in unrealized appreciation/(depreciation):
     Investments .............................................      2,270,409         9,985,826       (1,134,469)     13,535,148
     Translation of assets and
        liabilities in foreign currencies ....................        (75,396)          (11,467)         106,198              --
                                                                 ------------       -----------      -----------     -----------
                                                                    2,195,013         9,974,359       (1,028,271)     13,535,148
                                                                 ------------       -----------      -----------     -----------
   Net Gain/(Loss) On Investments And
     Foreign Currency Transactions ...........................     35,023,069         2,017,421       (1,272,669)     16,846,798
                                                                 ------------       -----------      -----------     -----------
   Net Increase/(Decrease) In Net Assets
     Resulting From Operations ...............................   $ 34,156,845       $ 2,110,650      $(1,247,159)    $16,951,766
                                                                 ============       ===========      ===========     ==========
   *Commenced operations on January 29, 1999.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                              GLOBAL            SELECT        LONG-SHORT
                                                        TELECOMMUNICATIONS  ECONOMIC VALUE  MARKET NEUTRAL    LONG-SHORT
                                                               FUND           EQUITY FUND        FUND        EQUITY FUND*
                                                        ------------------  --------------  --------------   ------------
Investment Income
   Dividends ..........................................      $  1,354         $  200,994       $ 111,171       $    114
   Interest ...........................................        11,797              3,956         332,609         12,738
   Securities lending .................................           594                772              --             --
   Foreign taxes withheld .............................           (63)                --              --             --
                                                             --------         ----------       ---------       --------
     Total Investment Income ..........................        13,682            205,722         443,780         12,852
                                                             --------         ----------       ---------       --------
EXPENSES
   Investment advisory fees ...........................        10,476            114,020         108,831            392
   Administration fees ................................         1,833             24,343          12,621            519
   Custodian fees .....................................        20,435             14,598          28,418          7,120
   Audit fees .........................................            43              1,372             279             --
   Miscellaneous fees .................................         2,478              2,628           1,946            170
   Printing fees ......................................         4,094              4,033           1,237              2
   Registration fees ..................................         5,951              7,439           5,951          5,491
   Legal fees .........................................            51              4,996             391              1
   Transfer agent fees ................................         2,608              3,225             719              2
   Insurance expense ..................................           501                322             103              2
   Directors fees .....................................         6,447              6,447           6,447          5,949
   Dividend expense ...................................            --                 --          83,710             --
   Distribution fees ..................................         2,619                  3          10,250            148
                                                             --------         ----------       ---------       --------
                                                               57,536            183,426         260,903         19,796
   Less fees waived and reimbursed ....................       (40,251)           (32,996)        (22,169)        (9,960)
                                                             --------         ----------       ---------       --------
     Total Expenses ...................................        17,285            150,430         238,734          9,836
                                                             --------         ----------       ---------       --------
Net Investment Income/(Loss) ..........................        (3,603)            55,292         205,046          3,016
                                                             --------         ----------       ---------       --------
Realized and Unrealized Gain/(Loss) on Investments
   and Foreign Currency Transactions
   Net realized gain/(loss) from:
     Security transactions ............................       176,006          4,074,753        (714,707)        (1,550)
     Futures tranactions ..............................            --                 --              --        103,507
     Securities sold short ............................            --                 --         409,917             --
     Foreign exchange transactions ....................         5,464                 --              --             --
                                                             --------         ----------       ---------       --------
                                                              181,470          4,074,753        (304,790)       101,957
                                                             --------         ----------       ---------       --------
   Net change in unrealized appreciation/(depreciation):
   Investments ........................................       443,932          3,784,191         (87,742)       (13,780)
   Futures ............................................            --                 --              --         30,337
   Translation of assets and
     liabilities in foreign currencies ................        (1,064)                --              --             --
                                                             --------         ----------       ---------       --------
                                                              442,868          3,784,191         (87,742)        16,557
                                                             --------         ----------       ---------       --------
   Net Gain/(Loss) On Investments And
     Foreign Currency Transactions ....................       624,338          7,858,944        (392,532)       118,514
                                                             --------         ----------       ---------       --------
   Net Increase/(Decrease) In Net Assets
     Resulting From Operations ........................      $620,735         $7,914,236       $(187,486)      $121,530
                                                             ========         ==========       =========       ========

   * Commenced operations on September 14, 1998.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                                                 STRATEGIC
                                                             U.S. CORE FIXED    GLOBAL FIXED   HIGH YIELD    MUNICIPAL
                                                                INCOME FUND      INCOME FUND      FUND       BOND FUND
                                                             ---------------    ------------   -----------   ---------
INVESTMENT INCOME
   Dividends ............................................     $   235,905       $      854     $   115,427   $  2,716
   Interest .............................................      12,083,338          831,010       5,395,919    603,314
                                                              -----------       ----------     -----------   --------
     Total Investment Income ............................      12,319,243          831,864       5,511,346    606,030
                                                              -----------       ----------     -----------   --------
EXPENSES
   Investment advisory fees .............................         743,539           74,467         397,580     80,355
   Administration fees ..................................         232,886           31,294          95,055     23,471
   Custodian fees .......................................          81,258           31,675          14,555     15,372
   Audit fees ...........................................          10,704            2,256           4,745      1,168
   Miscellaneous fees ...................................           6,742            5,951          15,372      6,853
   Printing fees ........................................          45,932            2,876          26,274      4,878
   Registration fees ....................................          14,269               --           4,378      7,687
   Legal fees ...........................................          37,950            1,488           6,415     13,465
   Transfer agent fees ..................................          32,789            6,146          13,944      3,521
   Insurance expense ....................................           4,177              390           1,285        284
   Directors fees .......................................           8,400            6,447           6,447      6,447
   Organization expense .................................           1,694           (4,574)             --     (6,127)
   Distribution fees ....................................               5                3          22,042          5
                                                              -----------       ----------     -----------   --------
                                                                1,220,345          158,419         608,092    157,379
   Less fees waived and reimbursed ......................        (354,825)         (48,218)       (192,180)   (43,745)
                                                              -----------       ----------     -----------   --------
     Total Expenses .....................................         865,520          110,201         415,912    113,634
                                                              -----------       ----------     -----------   --------
Net Investment Income ...................................      11,453,723          721,663       5,095,434    492,396
                                                              -----------       ----------     -----------   --------
Realized and Unrealized Gain/(Loss) on Investments
   and Foreign Currency Transactions
   Net realized gain/(loss) from:
     Security transactions ..............................       2,326,390         (138,155)     (1,583,289)   115,625
     Futures tranactions ................................        (507,499)         (90,365)             --         --
     Foreign exchange transactions ......................         (84,284)         338,665              --         --
                                                              -----------       ----------     -----------   --------
                                                                1,734,607          110,145      (1,583,289)   115,625
                                                              -----------       ----------     -----------   --------
   Net change in unrealized appreciation/(depreciation):
     Investments ........................................      (4,396,297)         413,674      (3,152,312)   (91,859)
     Futures ............................................       1,076,308           60,328              --         --
     Translation of assets and
        liabilities in foreign currencies ...............          55,769           (1,873)             --         --
                                                              -----------       ----------     -----------   --------
                                                               (3,264,220)         472,129      (3,152,312)   (91,859)
                                                              -----------       ----------     -----------   --------
   Net Gain/(Loss) On Investments And Foreign
     Currency Transactions ..............................      (1,529,613)         582,274      (4,735,601)    23,766
                                                              -----------       ----------     -----------   --------
   Net Increase In Net Assets
     Resulting From Operations ..........................     $ 9,924,110       $1,303,937     $   359,833   $516,162
                                                              ===========       ==========     ===========   ========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                     EUROPEAN
                                           INTERNATIONAL EQUITY FUND           EMERGING MARKETS II FUND              EQUITY FUND
                                     -------------------------------------- ----------------------------------- --------------------
                                       FOR THE SIX MONTHS   FOR THE YEAR     FOR THE SIX MONTHS  FOR THE YEAR       FOR THE PERIOD
                                             ENDED            ENDED              ENDED            ENDED          JANUARY 29, 1999*
                                        FEBRUARY 28, 1999  AUGUST 31, 1998   FEBRUARY 28, 1999 AUGUST 31, 1998  TO FEBRUARY 28, 1999
                                     --------------------- ---------------- ------------------ ---------------- --------------------
                                          (UNAUDITED)                           (UNAUDITED)                          (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income/(loss) .....     $   (866,224)      $  4,459,649       $    93,229     $     374,101        $  25,510
   Net gain/(loss) on investments and
     foreign currency transactions ..       35,023,069         78,134,835         2,017,421       (25,007,447)        (1,272,669)
                                          ------------       ------------       -----------      ------------        -----------
   Net increase/(decrease) in net
     assets resulting from operations       34,156,845         82,594,484         2,110,650       (24,633,346)        (1,247,159)
                                          ------------       ------------       -----------      ------------        -----------
Dividends and Distributions to
   shareholders:
Dividends to shareholders from
  net investment income:
     Institutional shares ...........       (7,632,495)                --          (312,194)         (732,736)                --
     Common shares ..................         (344,430)                --           (12,381)              (83)                --
Distributions to shareholders from
  net realized capital gains:
     Institutional shares ...........      (54,241,925)       (73,424,625)               --          (649,941)                --
     Common shares ..................       (2,569,737)          (167,102)               --              (115)                --
Distributions to shareholders from
  capital:
     Institutional shares ...........               --                 --                --        (3,255,728)                --
     Common shares ..................               --                 --                --              (580)                --
                                          ------------       ------------       -----------      ------------        -----------
Total distributions to shareholders .      (64,788,587)       (73,591,727)         (324,575)       (4,639,183)                --
                                          ------------       ------------       -----------      ------------        -----------
Net capital share transactions ......       90,299,278         47,441,934        (8,594,706)      (28,889,378)        28,644,864
                                          ------------       ------------       -----------      ------------        -----------
Total increase/(decrease)
   in net assets ....................       59,667,536         56,444,691        (6,808,631)      (58,161,907)       $27,397,705
Net Assets:
   Beginning of period ..............      625,102,465        568,657,774        24,854,065        83,015,972                 --
                                          ------------       ------------       -----------      ------------        -----------
   End of period ....................     $684,770,001       $625,102,465       $18,045,434      $ 24,854,065        $27,397,705
                                          ============       ============       ===========      ============        ===========
* Commencement of Operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        U.S. CORE EQUITY FUND              GLOBAL TELECOMMUNICATIONS FUND
                                                 -----------------------------------     -----------------------------------
                                                 FOR THE SIX MONTHS   FOR THE YEAR       FOR THE SIX MONTHS   FOR THE YEAR
                                                       ENDED             ENDED                 ENDED             ENDED
                                                 FEBRUARY 28, 1999   AUGUST 31, 1998     FEBRUARY 28, 1999   AUGUST 31, 1998
                                                 ------------------  ---------------     ------------------  ---------------
                                                    (UNAUDITED)                             (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income/(loss) .............       $   104,968      $   231,556             $   (3,603)        $   (298)
   Net gain on investments and foreign
     currency transactions ..................        16,846,798        7,098,025                624,338          142,046
                                                    -----------      -----------             ----------         --------
   Net increase in net assets resulting
     from operations. .......................        16,951,766        7,329,581                620,735          141,748
                                                    -----------      -----------             ----------         --------
Dividends and Distributions to
   shareholders:
Dividends to shareholders from
  net investment income:
     Institutional shares ...................          (104,261)        (472,680)                    --               --
     Common shares ..........................               (22)              --                     --             (138)
Distributions to shareholders from
  net realized capital gains:
     Institutional shares ...................       (24,127,328)     (12,679,702)                    --               --
     Common shares ..........................            (5,552)              --               (179,290)         (37,787)
                                                    -----------      -----------             ----------         --------
Total distributions to shareholders .........       (24,237,163)     (13,152,382)              (179,290)         (37,925)
                                                    -----------      -----------             ----------         --------
Net capital share transactions ..............        11,729,739      (16,844,975)             5,770,015           44,798
                                                    -----------      -----------             ----------         --------
Total increase/(decrease)
   in net assets ............................         4,444,342      (22,667,776)             6,211,460          148,621
Net Assets:
   Beginning of period ......................        63,513,965       86,181,741                718,093          569,472
                                                    -----------      -----------             ----------         --------
   End of period ............................       $67,958,307      $63,513,965             $6,929,553         $718,093
                                                    ===========      ===========             ==========         ========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                     LONG-SHORT
                                      SELECT ECONOMIC VALUE EQUITY FUND      LONG-SHORT MARKET NEUTRAL FUND         EQUITY FUND
                                    ------------------------------------- ---------------------------------     --------------------
                                    FOR THE SIX MONTHS   FOR THE PERIOD   FOR THE SIX MONTHS    FOR THE PERIOD    FOR THE PERIOD
                                         ENDED           AUGUST 3, 1998*       ENDED           AUGUST 3, 1998*   SEPTEMBER 14, 1998*
                                    FEBRUARY 28, 1999  TO AUGUST 31, 1998 FEBRUARY 28, 1999  TO AUGUST 31, 1998 TO FEBRUARY 28, 1999
                                    ------------------ ------------------ ------------------ ------------------ --------------------
                                       (UNAUDITED)                           (UNAUDITED)                             (UNAUDITED)
Increase/(decrease) in net assets:
Operations:
   Net investment income ...........   $    55,292        $    18,161        $   205,046         $   21,200          $    3,016
   Net gain/(loss) on
     investments ...................     7,858,944         (3,172,426)          (392,532)            89,659             118,514
                                       -----------        -----------        -----------         ----------          ----------
   Net increase/(decrease) in
     net assets resulting from
     operations. ...................     7,914,236         (3,154,265)          (187,486)           110,859             121,530
                                       -----------        -----------        -----------         ----------          ----------
Dividends and Distributions to
   shareholders:
Dividends to shareholders from
  net investment income:
     Institutional shares ..........       (49,578)                --            (30,279)                --              (6,444)
     Common shares .................            (1)                --            (90,662)                --                (155)
Distributions to shareholders
  from net realized capital gains:
     Institutional shares ..........            --                 --            (52,082)                --             (23,069)
     Common shares .................            --                 --           (159,858)                --                (571)
                                       -----------        -----------        -----------         ----------          ----------
Total distributions to
   shareholders ....................       (49,579)                --           (332,881)                --             (30,239)
                                       -----------        -----------        -----------         ----------          ----------
Net capital share transactions .....     3,377,079         25,813,705         20,883,338          6,191,423           1,085,910
                                       -----------        -----------        -----------         ----------          ----------
Total increase in net assets .......    11,241,736         22,659,440         20,362,971          6,302,282           1,177,201
Net Assets:
   Beginning of period .............    22,659,440                 --          6,302,282                 --                  --
                                       -----------        -----------        -----------         ----------          ----------
   End of period ...................   $33,901,176        $22,659,440        $26,665,253         $6,302,282          $1,177,201
                                       ===========        ===========        ===========         ==========          ==========

* Commencement of Operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                  U.S. CORE FIXED INCOME FUND        STRATEGIC GLOBAL FIXED INCOME FUND
                                              ----------------------------------    ------------------------------------
                                              FOR THE SIX MONTHS  FOR THE YEAR      FOR THE SIX MONTHS   FOR THE YEAR
                                                   ENDED             ENDED               ENDED               ENDED
                                              FEBRUARY 28, 1999  AUGUST 31, 1998    FEBRUARY 28, 1999    AUGUST 31, 1998
                                              ------------------ ---------------    ------------------   ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income ...................    $ 11,453,723       $ 13,581,467        $   721,663         $ 1,809,232
   Net gain/(loss) on investments and
     foreign currency transactions .........      (1,529,613)         1,267,128            582,274            (247,851)
                                                ------------       ------------        -----------         -----------
   Net increase in net assets resulting
     from operations. ......................       9,924,110         14,848,595          1,303,937           1,561,381
                                                ------------       ------------        -----------         -----------
Dividends and Distributions to
   shareholders:
Dividends to shareholders
  from net investment income:
     Institutional shares ..................     (12,608,321)       (11,454,482)          (463,245)         (1,133,693)
     Common shares .........................             (18)             --                   (15)                 --
Distributions to shareholders
  from net realized capital gains:
     Institutional shares ..................      (4,420,509)        (2,782,277)          (530,896)         (1,162,260)
     Common shares .........................             (11)                --                (18)                 --
                                                ------------       ------------        -----------         -----------
Total distributions to shareholders ........     (17,028,859)       (14,236,759)          (994,174)         (2,295,953)
                                                ------------       ------------        -----------         -----------
Net capital share transactions .............     (12,208,120)       215,702,694           (567,803)        (15,067,445)
                                                ------------       ------------        -----------         -----------
Total increase/(decrease)
   in net assets ...........................     (19,312,869)       216,314,530           (258,040)        (15,802,017)
Net Assets:
   Beginning of period .....................     393,533,112        177,218,582         28,483,384          44,285,401
                                                ------------       ------------        -----------         -----------
   End of period ...........................    $374,220,243       $393,533,112        $28,225,344         $28,483,384
                                                ============       ============        ===========         ===========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        HIGH YIELD FUND                     MUNICIPAL BOND FUND
                                              ----------------------------------    ------------------------------------
                                              FOR THE SIX MONTHS  FOR THE YEAR      FOR THE SIX MONTHS    FOR THE YEAR
                                                   ENDED             ENDED               ENDED               ENDED
                                              FEBRUARY 28, 1999  AUGUST 31, 1998    FEBRUARY 28, 1999    AUGUST 31, 1998
                                              ------------------ ---------------    ------------------   ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
Increase/(decrease)  in net assets:
Operations:
   Net investment income ...................    $  5,095,434       $ 8,042,385         $   492,396         $   979,325
   Net gain/(loss) on investments ..........      (4,735,601)       (3,054,518)             23,766             541,320
                                                ------------       -----------         -----------         -----------
   Net increase in net assets resulting
     from operations. ......................         359,833         4,987,867             516,162           1,520,645
                                                ------------       -----------         -----------         -----------
Dividends and Distributions to
   shareholders:
Dividends to shareholders from
  net investment income:
     Institutional shares ..................      (4,311,038)       (7,732,581)           (502,165)           (976,336)
     Common shares .........................        (607,982)         (169,975)                (87)                 --
Distributions to shareholders from
  net realized capital gains:
     Institutional shares ..................              --                --            (320,024)           (154,615)
     Common shares .........................              --                --                 (14)                 --
                                                ------------       -----------         -----------         -----------
Total distributions to shareholders ........      (4,919,020)       (7,902,556)           (822,290)         (1,130,951)
                                                ------------       -----------         -----------         -----------
Net capital share transactions .............      53,260,311         4,811,589           2,045,049           2,028,820
                                                ------------       -----------         -----------         -----------
Total increase in net assets ...............      48,701,124         1,896,900           1,738,921           2,418,514
Net Assets:
   Beginning of period .....................      94,613,712        92,716,812          22,228,632          19,810,118
                                                ------------       -----------         -----------         -----------
   End of period ...........................    $143,314,836       $94,613,712         $23,967,553         $22,228,632
                                                ============       ===========         ===========         ===========

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            INTERNATIONAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        INSTITUTIONAL
                           --------------------------------------------------------------------
                              FOR THE SIX
                              MONTHS ENDED               FOR THE YEAR ENDED AUGUST 31,
                           FEBRUARY 28, 1999   ------------------------------------------------
                              (UNAUDITED)        1998      1997      1996      1995      1994
                           -----------------   --------  --------  --------  --------  --------
Net asset value,
  beginning of period .....   $  22.70        $  22.22  $  19.41  $  18.24  $  20.73  $  18.73
                              --------        --------  --------  --------  --------  --------
  Income from investment
    operations
    Net investment
      income (loss) .......      (0.02)           0.15      0.18      0.19      0.06      0.05
    Net gain (loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) .........       1.25            3.26      2.89      1.05     (1.75)     2.60
                              --------        --------  --------  --------  --------  --------
    Total from investment
      operations ..........       1.23            3.41      3.07      1.24     (1.69)     2.65
                              --------        --------  --------  --------  --------  --------
  Less Distributions
    Dividends from net
      investment income ...      (0.28)             --     (0.26)    (0.07)       --     (0.05)
    Distributions from
      capital gains .......      (1.99)          (2.93)       --        --     (0.80)    (0.60)
                              --------        --------  --------  --------  --------  --------
    Total distributions ...      (2.27)          (2.93)    (0.26)    (0.07)    (0.80)    (0.65)
                              --------        --------  --------  --------  --------  --------
Net asset value,
  end of period ...........   $  21.66        $  22.70  $  22.22  $  19.41  $  18.24  $  20.73
                              ========        ========  ========  ========  ========  ========
Total return ..............    5.09%(c)         16.74%    15.93%   6.81%(d) 8.06)%(d) 14.23%(d)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........   $658,289        $623,482  $568,510  $682,271  $773,255  $767,190
  Ratio of expenses to
    average net assets .... 1.20%(a)(b)        1.14%(a)  1.16%(a)  1.19%(a)  1.25%(a)  1.25%(a)
  Ratio of net investment
    income (loss) to
    average net assets ....  (0.25)%(b)          0.72%     0.71%     0.84%     0.35%     0.33%
  Fund turnover rate ......      82%(c)           141%      126%       86%       78%      104%


                                              COMMON
                       --------------------------------------------------
                         FOR THE SIX      FOR THE YEAR   FOR THE PERIOD
                         MONTHS ENDED        ENDED      NOVEMBER 1, 1996*
                       FEBRUARY 28, 1999   AUGUST 31,     TO AUGUST 31,
                           (UNAUDITED)         1998           1997
                       -----------------  ------------  -----------------
Net asset value,
  beginning of period .....   $ 22.56          $22.17           $19.67
                              -------          ------           ------
  Income from investment
    operations
    Net investment
      income (loss) .......     (0.08)           0.03             0.36
    Net gain (loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) .........      1.28            3.29             2.40
                              -------          ------           ------
    Total from investment
      operations ..........      1.20            3.32             2.76
                              -------          ------           ------
  Less Distributions
    Dividends from net
      investment income ...     (0.27)             --            (0.26)
    Distributions from
      capital gains .......     (1.99)          (2.93)              --
                              -------          ------           ------
    Total distributions ...     (2.26)          (2.93)           (0.26)
                              -------          ------           ------
Net asset value,
  end of period ...........   $ 21.50          $22.56           $22.17
                              =======          ======           ======
Total return ..............   4.98%(c)         16.33%         14.14%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........   $26,481          $1,620           $  147
  Ratio of expenses to
    average net assets ....   1.50%(a)        1.40%(a)      1.43%(a)(b)
  Ratio of net investment
    income (loss) to
    average net assets .... (0.63)%(b)          0.58%          1.15%(b)
  Fund turnover rate ......     82%(c)           141%           126%(c)




(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.23% annualized for the six months ended February 28, 1999 and 1.23%, 1.25%, 1.22%, 1.26% and 1.30% for the years ended August 31, 1998,
    1997, 1996, 1995 and 1994, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.54% annualized for the six months ended February 28, 1999, 1.48% for the year ended August 31, 1998 and 1.53% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                            EMERGING MARKETS II FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        INSTITUTIONAL
                           --------------------------------------------------------------------
                              FOR THE SIX
                              MONTHS ENDED               FOR THE YEAR ENDED AUGUST 31,
                           FEBRUARY 28, 1999   ------------------------------------------------
                              (UNAUDITED)        1998      1997      1996      1995      1994
                           -----------------   --------  --------  --------  --------  --------
Net asset value,
  beginning of period .....   $  10.44        $  19.64  $  18.20  $  17.67   $  24.58 $  18.38
                              --------        --------  --------  --------   -------- --------
  Income from investment
    operations
    Net investment
      income (loss) .......       0.07            0.12      0.21      0.10       0.02    (0.03)
    Net gain (loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) .........       1.14           (8.08)     1.30      0.48      (5.94)    6.64
                              --------        --------  --------  --------   -------- --------
    Total from investment
      operations ..........       1.21           (7.96)     1.51      0.58      (5.92)    6.61
                              --------        --------  --------  --------   -------- --------
  Less Distributions
    Dividends from
      net investment
      income ..............      (0.21)          (0.20)    (0.07)    (0.05)     (0.07)   (0.09)
    Distributions from
      capital gains .......         --           (0.17)       --        --      (0.92)   (0.32)
    Return of Capital .....         --           (0.87)       --        --         --       --
                              --------        --------  --------  --------   -------- --------
    Total distributions ...      (0.21)          (1.24)    (0.07)    (0.05)     (0.99)   (0.41)
                              --------        --------  --------  --------   -------- --------
Net asset value,
  end of period ...........   $  11.44        $  10.44  $  19.64  $  18.20   $  17.67 $  24.58
                              ========        ========  ========  ========   ======== ========
Total return ..............   11.57%(c)       (42.96)%     8.31%   3.33%(d)(24.42)%(d)35.99%(d)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........    $17,279         $24,217   $83,012  $114,691   $128,323 $140,675
  Ratio of expenses to
    average net assets .... 1.48%(a)(b)        1.50%(a)  1.49%(a)  1.49%(a)   1.50%(a) 1.50%(a)
  Ratio of net investment
    income (loss) to
    average net assets ....    1.02%(b)          0.61%     0.99%     0.63%      0.02%  (0.02)%
  Fund turnover rate ......     122%(c)           179%      147%       79%        79%      54%

                                              COMMON
                       --------------------------------------------------
                         FOR THE SIX      FOR THE YEAR   FOR THE PERIOD
                         MONTHS ENDED        ENDED      NOVEMBER 1, 1996*
                       FEBRUARY 28, 1999   AUGUST 31,     TO AUGUST 31,
                           (UNAUDITED)         1998           1997
                       -----------------  ------------  -----------------
Net asset value,
  beginning of period .....  $  10.48         $ 19.60          $ 18.08
                             --------         -------          -------
  Income from investment
    operations
    Net investment
      income (loss) .......      0.04            0.03             0.18
    Net gain (loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) .........      1.15           (7.99)            1.40
                             --------         -------          -------
    Total from investment
      operations ..........      1.19           (7.96)            1.58
                             --------         -------          -------
  Less Distributions
    Dividends from
      net investment
      income ..............     (0.19)          (0.12)           (0.06)
    Distributions from
      capital gains .......        --           (0.17)              --
    Return of Capital .....        --           (0.87)              --
                             --------         -------          -------
    Total distributions ...     (0.19)          (1.16)           (0.06)
                             --------         -------          -------
Net asset value,
  end of period ...........  $  11.48         $ 10.48          $ 19.60
                             ========         =======          =======
Total return ..............  11.39%(c)       (42.86)%          8.76%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ........    $  767            $636             $  4
  Ratio of expenses to
    average net assets ....   1.76%(a)        1.75%(a)      1.75%(a)(b)
  Ratio of net investment
    income (loss) to
    average net assets ....   0.72%(b)          1.08%          0.88%(b)
  Fund turnover rate ......    122%(c)           179%           147%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.80% annualized for the six months ended February 28, 1999 and 2.01% ,1.63%, 1.62%, 1.61% and 2.01% for the years ended August 31, 1998,
    1997, 1996, 1995 and 1994, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.11% annualized for the six months ended February 28, 1999, 2.33% for the year ended August 31, 1998 and 1.88% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                              EUROPEAN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             INSTITUTIONAL             COMMON
                                         --------------------   --------------------
                                            FOR THE PERIOD         FOR THE PERIOD
                                           JANUARY 29, 1999*      JANUARY 29, 1999*
                                         TO FEBRUARY 28, 1999   TO FEBRUARY 28, 1999
                                              (UNAUDITED)            (UNAUDITED)
                                         --------------------   --------------------
Net asset value, beginning of period ........     $10.00                $10.00
                                                  ------                ------
  Income from investment operations
    Net investment income (loss) ............       0.01                  0.01
    Net gain (loss) on investments
      and foreign currency transactions
      (both realized and unrealized) ........      (0.45)                (0.45)
                                                  ------                ------
    Total from investment operations ........      (0.44)                (0.44)
                                                  ------                ------
  Less Distributions
    Dividends from net investment income ....         --                    --
    Distributions from capital gains ........         --                    --
                                                  ------                ------
    Total distributions .....................         --                    --
                                                  ------                ------
Net asset value, end of period ..............     $ 9.56                $ 9.56
                                                  ======                ======
Total return ................................  (4.40)%(c)            (4.40)%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ..........................     $  123                $1,055
  Ratio of expenses to average
    net assets .............................. 1.15%(a)(b)           1.45%(a)(b)
  Ratio of net investment income
    (loss) to average net assets ............    1.41%(b)              1.10%(b)
  Fund turnover rate ........................      18%(c)                18%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.15% annualized for the period ended February 28, 1999. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.50% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                              U.S. CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  INSTITUTIONAL                                      COMMON
                                          ------------------------------------------------------------------ ----------------------
                                             FOR THE SIX                                    FOR THE PERIOD       FOR THE PERIOD
                                            MONTHS ENDED     FOR THE YEAR ENDED AUGUST 31, SEPTEMBER 1, 1994*  NOVEMBER 2, 1998*
                                          FEBRUARY 28, 1999  -----------------------------   TO AUGUST 31,    TO FEBRUARY 28, 1999
                                             (UNAUDITED)       1998      1997       1996         1995              (UNAUDITED)
                                          -----------------  --------  --------   --------  ---------------- ----------------------
Net asset value, beginning of period .......   $ 21.73       $ 24.40   $ 19.05    $ 17.86       $ 15.00               $25.22
                                               -------       -------   -------    -------       -------               ------
  Income from investment operations
    Net investment income (loss) ...........      0.04          0.01      0.14       0.20          0.22                 0.03
    Net gain (loss) on investments
      and foreign currency
      transactions (both realized
      and unrealized) ......................      6.47          0.88      6.82       2.81          2.72                 2.97
                                               -------       -------   -------    -------       -------               ------
    Total from investment operations .......      6.51          0.89      6.96       3.01          2.94                 3.00
                                               -------       -------   -------    -------       -------               ------
  Less Distributions
    Dividends from net investment income ...     (0.04)        (0.13)    (0.20)     (0.21)        (0.08)               (0.04)
    Distributions from capital gains .......     (9.74)        (3.43)    (1.41)     (1.61)           --                (9.74)
                                               -------       -------   -------    -------       -------               ------
    Total distributions ....................     (9.78)        (3.56)    (1.61)     (1.82)        (0.08)               (9.78)
                                               -------       -------   -------    -------       -------               ------
Net asset value, end of period .............   $ 18.46       $ 21.73   $ 24.40    $ 19.05       $ 17.86               $18.44
                                               =======       =======   =======    =======       =======               ======
Total return ...............................  30.18%(c)        3.18%    38.32%     17.59%        19.75%             12.05%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) .   $67,873       $63,514   $86,182    $59,015       $31,644                $  85
  Ratio of expenses to average net asset ...0.99%(a)(b)      1.00%(a)  1.00%(a)   1.00%(a)      1.00%(a)          1.25%(a)(b)
  Ratio of net investment income (loss)
    to average net assets ..................   0.32%(b)        0.23%     0.67%      1.25%         1.59%              0.02%(b)
  Fund turnover rate .......................     63%(c)         164%       93%       127%          123%                63%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.19% annualized for the six months ended February 28, 1999 and 1.18%, 1.18% and 1.34% for the years ended August 31, 1998, 1997 and 1996, respectively and 1.51% annualized for the period ended August 31, 1995. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.38% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                         GLOBAL TELECOMMUNICATIONS FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    COMMON
                                              ---------------------------------------------------
                                                FOR THE SIX      FOR THE YEAR     FOR THE PERIOD
                                                MONTHS ENDED         ENDED      DECEMBER 4, 1996*
                                              FEBRUARY 28, 1999   AUGUST 31,      TO AUGUST 31,
                                                 (UNAUDITED)         1998             1997
                                              -----------------   ----------    -----------------
Net asset value, beginning of period .......         $20.54           $17.30           $15.00
                                                     ------           ------           ------
  Income from investment operations
    Net investment income (loss) ...........          (0.02)           (0.01)            0.02
    Net gain (loss) on investments and
      foreign currency transactions
      (both realized and unrealized) .......          13.49             4.29             2.28
                                                     ------           ------           ------
    Total from investment operations .......          13.47             4.28             2.30
                                                     ------           ------           ------
  Less Distributions
    Dividends from net investment income ...             --               --               --
    Distributions from capital gains .......          (2.84)           (1.04)              --
                                                     ------           ------           ------
    Total distributions ....................          (2.84)           (1.04)              --
                                                     ------           ------           ------
Net asset value, end of period .............         $31.17           $20.54           $17.30
                                                     ======           ======           ======
Total return ...............................       66.92%(c)          25.38%         15.33%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .........................         $6,930           $  718           $  569
  Ratio of expenses to average
    net assets .............................     1.65%(a)(b)         1.65%(a)      1.65%(a)(b)
  Ratio of net investment income
    (loss) to average net assets ...........      (0.34)%(b)         (0.03)%          0.16%(b)
  Fund turnover rate .......................         121%(c)            169%            43%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 5.49% annualized for the six months ended February 28, 1999 and 6.86% for the year ended August 31, 1998 and 8.38% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                        SELECT ECONOMIC VALUE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      INSTITUTIONAL                  COMMON
                                            ---------------------------------- -------------------
                                               FOR THE SIX     FOR THE PERIOD     FOR THE PERIOD
                                              MONTHS ENDED     AUGUST 3, 1998*   NOVEMBER 2, 1998*
                                            FEBRUARY 28, 1999   TO AUGUST 31,  TO FEBRUARY 28, 1999
                                               (UNAUDITED)          1998            (UNAUDITED)
                                            -----------------  --------------- --------------------
Net asset value, beginning of period .......        $ 13.17        $ 15.00           $15.95
                                                    -------        -------           ------
  Income from investment operations
    Net investment income (loss) ...........           0.03           0.01             0.02
    Net gain (loss) on investments
      and foreign currency transactions
      (both realized and unrealized) .......           4.45          (1.84)            1.67
                                                    -------        -------           ------
    Total from investment operations .......           4.48          (1.83)            1.69
                                                    -------        -------           ------
  Less Distributions
    Dividends from net investment income ...          (0.02)            --            (0.02)
    Distributions from capital gains .......             --             --               --
                                                    -------        -------           ------
    Total distributions ....................          (0.02)            --            (0.02)
                                                    -------        -------           ------
Net asset value, end of period .............        $ 17.63        $ 13.17           $17.62
                                                    =======        =======           ======
Total return ...............................       34.05%(c)   (12.20)%(c)         10.56%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .........................        $33,894        $22,659           $    7
  Ratio of expenses to average
    net assets .............................     0.99%(a)(b)    1.00%(a)(b)      1.25%(a)(b)
  Ratio of net investment income
    (loss) to average net assets ...........        0.36%(b)       0.92%(b)         0.38%(b)
   Fund turnover rate ......................         131%(c)         52%(c)          131%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.21% annualized for the six months ended February 28, 1999 and 1.30% annualized for the period ended August 31, 1998. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.52% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                         LONG-SHORT MARKET NEUTRAL FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        INSTITUTIONAL                    COMMON
                                              ---------------------------------   -------------------
                                                 FOR THE SIX    FOR THE PERIOD       FOR THE PERIOD
                                                MONTHS ENDED    AUGUST 3, 1998*    SEPTEMBER 9, 1998*
                                              FEBRUARY 28, 1999  TO AUGUST 31,    TO FEBRUARY 28, 1999
                                                 (UNAUDITED)         1998              (UNAUDITED)
                                              ----------------- ---------------   --------------------
Net asset value, beginning of period .......         $15.27          $15.00             $ 15.19
                                                     ------          ------             -------
  Income from investment operations
    Net investment income (loss) ...........           0.19            0.05                0.08
    Net gain (loss) on investments
      and foreign currency transactions
      (both realized and unrealized) .......          (0.37)           0.22               (0.19)
                                                     ------          ------             -------
    Total from investment operations .......          (0.18)           0.27               (0.11)
                                                     ------          ------             -------
  Less Distributions
    Dividends from net investment income ...          (0.07)             --               (0.07)
    Distributions from capital gains .......          (0.13)             --               (0.13)
                                                     ------          ------             -------
    Total distributions ....................          (0.20)             --               (0.20)
                                                     ------          ------             -------
Net asset value, end of period .............         $14.89          $15.27             $ 14.88
                                                     ======          ======             =======
Total return ...............................      (1.17)%(c)        1.80%(c)          (0.73)%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .........................         $6,638          $6,302             $20,029
  Ratio of expenses to average net
    assets (including dividend expense) ....     3.20%(a)(b)     4.32%(a)(b)         3.36%(a)(b)
  Ratio of expenses to average net
    assets (excluding dividend expense) ....     1.99%(a)(b)     2.00%(a)(b)         2.25%(a)(b)
  Ratio of net investment income
    (loss) to average net assets ...........        3.05%(b)        1.96%(b)            2.66%(b)
  Fund turnover rate .......................         252%(c)         130%(c)             252%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 2.22% (excluding dividend expense) and 3.45% (including dividend expense) annualized for the six months ended February 28, 1999 and 5.12% (excluding dividend expense) and 7.44% (including dividend expense) annualized for the period ended August 31, 1998. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.62% (excluding dividend expense) and 3.72% (including dividend expense) annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                             LONG-SHORT EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               INSTITUTIONAL             COMMON
                                           --------------------   --------------------
                                              FOR THE PERIOD         FOR THE PERIOD
                                            SEPTEMBER 14, 1998*     NOVEMBER 2, 1998*
                                           TO FEBRUARY 28, 1999   TO FEBRUARY 28, 1999
                                                (UNAUDITED)            (UNAUDITED)
                                           --------------------   --------------------
Net asset value, beginning of period .......        $15.00              $ 15.72
                                                    ------              -------
  Income from investment operations
    Net investment income (loss) ...........          0.05                 0.05
    Net gain (loss) on investments
      and foreign currency transactions
      (both realized and unrealized) .......          2.16                 1.42
                                                    ------              -------
    Total from investment operations .......          2.21                 1.47
                                                    ------              -------
  Less Distributions
    Dividends from net investment income ...         (0.10)               (0.10)
    Distributions from capital gains .......         (0.35)               (0.35)
                                                    ------              -------
    Total distributions ....................         (0.45)               (0.45)
                                                    ------              -------
Net asset value, end of period .............        $16.76              $ 16.74
                                                    ======              =======
Total return ...............................      14.72%(c)             9.32%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .........................        $6,638              $20,028
  Ratio of expenses to average
    net assets .............................    2.46%(a)(b)          2.72%(a)(b)
  Ratio of net investment income
    (loss) to average net assets ...........       1.19%(b)           (1.52)%(b)
  Fund turnover rate .......................         22%(c)               22%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 5.14% annualized for the period ended February 28, 1999. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 4.76% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                           U.S. CORE FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    INSTITUTIONAL                                     COMMON
                                     -------------------------------------------------------------------------  --------------------
                                        FOR THE SIX                                             FOR THE PERIOD    FOR THE PERIOD
                                       MONTHS ENDED         FOR THE YEAR ENDED AUGUST 31,       APRIL 1, 1994*   NOVEMBER 2, 1998*
                                     FEBRUARY 28, 1999  --------------------------------------   TO AUGUST 31,  TO FEBRUARY 28, 1999
                                        (UNAUDITED)       1998      1997      1996      1995         1994            (UNAUDITED)
                                     ---------------    --------  --------  --------  --------  --------------  --------------------
Net asset value, beginning of period ..  $  15.72      $  15.65  $  15.06   $ 15.42   $ 14.77       $ 15.00             $15.68
                                         --------      --------  --------  --------   -------       -------             ------
  Income from investment operations
    Net investment income(loss) .......      0.46          0.84      0.92      0.95      0.88          0.42               0.36
    Net gain (loss) on
      investments and foreign
      currency transactions
      (both realized and unrealized) ..     (0.08)         0.33      0.76     (0.16)     0.61         (0.40)             (0.17)
                                         --------      --------  --------  --------   -------       -------             ------
    Total from investment operations ..      0.38          1.17      1.68      0.79      1.49          0.02               0.19
                                         --------      --------  --------  --------   -------       -------             ------
  Less Distributions
    Dividends from net investment
      income ..........................     (0.50)        (0.87)    (0.97)    (0.93)    (0.84)        (0.25)             (0.28)
    Distributions from capital gains ..     (0.17)        (0.23)    (0.12)    (0.22)       --            --              (0.17)
                                         --------      --------  --------  --------   -------       -------             ------
    Total distributions ...............     (0.67)        (1.10)    (1.09)    (1.15)    (0.84)        (0.25)             (0.45)
                                         --------      --------  --------  --------   -------       -------             ------
Net asset value, end of period ........  $  15.43      $  15.72  $  15.65  $  15.06   $ 15.42       $ 14.77             $15.42
                                         ========      ========  ========  ========   =======       =======             ======
Total return ..........................   2.43%(c)        7.70%    11.53%     5.23%    10.60%       0.17%(c)           1.21%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ....................  $374,204      $393,533  $177,219  $118,596   $99,250       $30,016             $   16
  Ratio of expenses to average
    net assets ........................0.44%(a)(b)      0.47%(a)  0.50%(a)  0.50%(a)  0.50%(a)   0.50%(a)(b)        0.70%(a)(b)
  Ratio of net investment income
    (loss) to  average net assets .....   5.77%(b)        5.87%     6.31%     6.43%     6.47%       6.04%(b)           5.37%(b)
  Fund turnover rate ..................    276%(c)         372%      372%      201%      304%        186%(c)            276%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been .62% annualized for the six months ended February 28, 1999 and .74%, .78%, .78% and .84% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively, and .99% annualized for the period ended August 31, 1994. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been .90% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                       STRATEGIC GLOBAL FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    INSTITUTIONAL                                     COMMON
                                     -------------------------------------------------------------------------  --------------------
                                        FOR THE SIX                                             FOR THE PERIOD    FOR THE PERIOD
                                       MONTHS ENDED         FOR THE YEAR ENDED AUGUST 31,       JUNE 28, 1994*   NOVEMBER 2, 1998*
                                     FEBRUARY 28, 1999  --------------------------------------   TO AUGUST 31,  TO FEBRUARY 28, 1999
                                        (UNAUDITED)       1998      1997      1996      1995         1994            (UNAUDITED)
                                     ---------------    --------  --------  --------  --------  --------------  --------------------
Net asset value, beginning of period .    $ 15.10       $ 15.41   $ 15.75   $ 15.67   $ 15.00        $15.00             $16.10
                                          -------       -------   -------   -------   -------        ------             ------
  Income from investment operations
    Net investment income (loss) .....       0.38          0.87      0.85      0.87      1.06          0.15               0.32
    Net gain (loss) on investments
      and foreign currency transactions
      (both realized and unrealized) .       0.31         (0.25)    (0.16)     0.58      0.49         (0.15)             (0.65)
                                          -------       -------   -------   -------   -------        ------             ------
    Total from investment operations .       0.69          0.62      0.69      1.45      1.55          0.00              (0.33)
                                          -------       -------   -------   -------   -------        ------             ------
  Less Distributions
    Dividends from net investment
      income .........................      (0.25)        (0.45)    (0.71)    (1.22)    (0.88)           --              (0.24)
    Distributions from capital gains .      (0.28)        (0.48)    (0.32)    (0.15)       --            --              (0.28)
                                          -------       -------   -------   -------   -------        ------             ------
    Total distributions ..............      (0.53)        (0.93)    (1.03)    (1.37)    (0.88)           --              (0.52)
                                          -------       -------   -------   -------   -------        ------             ------
Net asset value, end of period .......    $ 15.26       $ 15.10   $ 15.41   $ 15.75   $ 15.67        $15.00             $15.25
                                          =======       =======   =======   =======   =======        ======             ======
Total return .........................    4.46%(c)        4.19%     4.48%     9.65%    10.72%       0.00%(c)         (2.15)%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ...................    $28,217       $28,483   $44,285   $38,348   $19,565        $6,300             $    9
  Ratio of expenses to average
    net assets ....................... 0.74%(a)(b)      0.75%(a)  0.75%(a)  0.75%(a)  0.75%(a)   0.75%(a)(b)        1.00%(a)(b)
  Ratio of net investment income
    (loss) to average net assets .....    4.85%(b)        5.30%     5.31%     7.37%     7.26%       5.64%(b)           4.82%(b)
  Fund turnover rate .................     134%(c)         283%       98%       87%       91%          0%(c)            134%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.06% annualized for the six months ended February 28, 1999 and 1.17%, 0.98%, 1.07% and 1.29% for the years ended August 31, 1998, 1997,
    1996 and 1995, respectively and 1.92% annualized for the period ended August 31, 1994. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.26% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                                 HIGH YIELD FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     INSTITUTIONAL
                            -------------------------------------------------------------------
                              FOR THE SIX
                              MONTHS ENDED              FOR THE YEAR ENDED AUGUST 31,
                            FEBRUARY 28, 1999  ------------------------------------------------
                               (UNAUDITED)       1998      1997      1996      1995      1994
                            -----------------  --------  --------  --------  --------  --------
Net asset value,
  beginning of period ........  $  16.60       $ 17.08   $ 16.09   $ 15.72  $  15.94  $  16.94
                                --------       -------   -------   -------  --------  --------
  Income from investment
    operations
    Net investment
      income (loss) ..........      0.65          1.43      1.37      1.47      1.42      1.20
    Net gain (loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) ............     (0.79)        (0.49)     0.96      0.40     (0.30)    (0.77)
                                --------       -------   -------   -------  --------  --------
    Total from investment
      operations .............     (0.14)         0.94      2.33      1.87      1.12      0.43
                                --------       -------   -------   -------  --------  --------
  Less Distributions
    Dividends from
      net investment
      income .................     (0.72)        (1.42)    (1.34)    (1.50)    (1.34)    (1.43)
    Distributions from
      capital gains ..........        --            --        --        --        --        --
                                --------       -------   -------   -------  --------  --------
    Total distributions ......     (0.72)        (1.42)    (1.34)    (1.50)    (1.34)    (1.43)
                                --------       -------   -------   -------  --------  --------
Net asset value,
  end of period ..............  $  15.74       $ 16.60   $ 17.08   $ 16.09  $  15.72  $  15.94
                                ========       =======   =======   =======  ========  ========
Total return ................. (0.76)%(c)        5.48%    15.17%    12.42%   7.79%(d)  2.24%(d)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ...........  $111,562       $94,044   $92,630   $75,849  $153,621  $143,517
  Ratio of expenses to
    average net assets .......0.69%(a)(b)      0.70%(a)  0.70%(a)  0.88%(a)  1.00%(a)  1.00%(a)
  Ratio of net investment
    income (loss) to
    average net assets .......   9.02%(b)        8.12%     8.44%     8.92%     9.37%      7.73%
  Fund turnover rate .........     12%(c)          60%       84%      143%       70%       121%

                                                             COMMON
                               -------------------------------------------------------
                                 FOR THE SIX         FOR THE YEAR     FOR THE PERIOD
                                 MONTHS ENDED           ENDED        NOVEMBER 1, 1996*
                               FEBRUARY 28, 1999      AUGUST 31,       TO AUGUST 31,
                                  (UNAUDITED)             1998             1997
                               -----------------     ------------    -----------------
Net asset value,
  beginning of period ........     $ 16.62              $17.08            $16.21
                                   -------              ------            ------
  Income from investment .....
    operations
    Net investment
      income (loss) ..........        0.62                1.36              0.93
    Net gain (loss) on
      investments and
      foreign currency
      transactions (both
      realized and
      unrealized) ............       (0.77)              (0.45)             0.87
                                   -------              ------            ------
    Total from investment
      operations .............       (0.15)               0.91              1.80
                                   -------              ------            ------
  Less Distributions
    Dividends from
      net investment
      income .................       (0.66)              (1.37)            (0.93)
    Distributions from
      capital gains ..........          --                  --                --
                                   -------              ------            ------
    Total distributions ......       (0.66)              (1.37)            (0.93)
                                   -------              ------            ------
Net asset value,
  end of period ..............     $ 15.81              $16.62            $17.08
                                   =======              ======            ======
Total return .................   (0.85)%(c)              5.27%          11.49%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ...........     $31,753              $  570            $   86
  Ratio of expenses to
    average net assets .......     0.95%(a)            0.95%(a)       0.96%(a)(b)
  Ratio of net investment
    income (loss) to
    average net assets .......     8.73%(b)              7.96%           8.13%(b)
  Fund turnover rate .........       12%(c)                60%             84%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.02% annualized for the six months ended February 28, 1999 and 1.14%, 1.13%, 1.11%, 1.08% and 1.13% for the years ended August 31, 1998,
    1997, 1996, 1995 and 1994, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.32% annualized for the six months ended February 28, 1999, 1.39% for the year ended August 31, 1998 and 1.47% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not  annualized.

(d) Redemption  fees not  reflected  in total  return.

*   Commencement of operations.


                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                               MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    INSTITUTIONAL                                      COMMON
                                      ------------------------------------------------------------------------  --------------------
                                         FOR THE SIX                                            FOR THE PERIOD     FOR THE PERIOD
                                        MONTHS ENDED         FOR THE YEAR ENDED AUGUST 31,      JUNE 20, 1994*    NOVEMBER 2, 1998*
                                      FEBRUARY 28, 1999  --------------------------------------  TO AUGUST 31,  TO FEBRUARY 28, 1999
                                         (UNAUDITED)       1998      1997      1996      1995        1994            (UNAUDITED)
                                      -----------------  --------  --------  --------  -------- --------------  --------------------
Net asset value, beginning of period ...   $ 15.12       $ 14.84   $ 14.65   $ 15.46   $ 15.06      $ 15.00            $15.14
                                           -------       -------   -------   -------   -------      -------            ------
  Income from investment operations
    Net investment income (loss) .......      0.32          0.70      0.72      0.73      0.71         0.09              0.19
    Net gain (loss) on investments
      and foreign currency
      transactions (both realized
      and unrealized) ..................      0.02          0.40      0.65     (0.37)     0.50        (0.03)              --
                                           -------       -------   -------   -------   -------      -------            ------
    Total from investment operations ...      0.34          1.10      1.37      0.36      1.21         0.06              0.19
                                           -------       -------   -------   -------   -------      -------            ------
  Less Distributions
    Dividends from net investment
      income ...........................     (0.33)        (0.71)    (0.72)    (0.74)    (0.76)          --             (0.20)
    Distributions from capital gains ...     (0.21)        (0.11)    (0.46)    (0.43)    (0.05)          --             (0.21)
                                           -------       -------   -------   -------   -------      -------            ------
    Total distributions ................     (0.54)        (0.82)    (1.18)    (1.17)    (0.81)          --             (0.41)
                                           -------       -------   -------   -------   -------      -------            ------
Net asset value, end of period .........   $ 14.92       $ 15.12   $ 14.84   $ 14.65   $ 15.46      $ 15.06            $14.92
                                           =======       =======   =======   =======   =======      =======            ======
Total return ...........................   2.26%(c)        7.62%     9.74%     2.27%     8.42%      0.40%(c)          1.23%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) .....................   $23,962       $22,229   $19,810   $19,581   $48,978      $42,310            $    6
  Ratio of expenses to average
    net assets .........................0.99%(a)(b)      1.00%(a)  1.00%(a)  1.00%(a)  1.00%(a)  1.00%(a)(b)       1.25%(a)(b)
  Ratio of net investment income
    (loss) to average net assets .......   4.29%(b)        4.72%     4.88%     4.62%     4.76%      3.27%(b)          4.45%(b)
  Fund turnover rate ...................     17%(c)          57%       43%       34%       25%         9%(c)            17%(c)

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.37% annualized for the six months ended February 28, 1999 and 1.39%, 1.37%, 1.42% and 1.19% for the years ended August 31, 1998, 1997,
    1996 and 1995, respectively and 1.34% annualized for the period ended August 31, 1994. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.43% annualized for the period ended February 28, 1999.

(b) Annualized.

(c) Not Annualized.

*   Commencement of operations.

                 See Accompanying Notes to Financial Statements.

                            THE WARBURG PINCUS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Funds covered in this report are comprised of Warburg Pincus International Growth Fund,Inc. ("International"), Warburg Pincus Emerging Markets II Fund Inc. ("Emerging Markets"), Warburg Pincus European Equity Fund, Inc. ("European Equity"), Warburg Pincus U.S. Core Equity Fund,Inc. ("Core
Equity"),   Warburg  Pincus  Global   Telecommunications   Fund,  Inc.  ("Global
Telecommunications"),  Warburg  Pincus Select  Economic  Value Equity  Fund,Inc.
("Select Economic"), Warburg Pincus Long-Short Market Neutral Fund, Inc. ("Long-Short Neutral"), Warburg Pincus Long-Short Equity Fund, Inc. ("Long-Short Equity"), Warburg Pincus U.S. Core Fixed Income Fund, Inc. ("Core Fixed"), Warburg Pincus Strategic Global Fixed Income Fund, Inc. ("Global Fixed"), Warburg Pincus High Yield Fund, Inc. ("High Yield") and Warburg Pincus Municipal Bond Fund, Inc. ("Municipal") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of each Fund are currently offered. Common shares for each Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed
 .25% of the average daily net asset value of the Fund's outstanding Common shares.

     On October 23, 1998, pursuant to an Agreement and Plan of Reorganization, each Fund (other than European Equity) acquired all of the assets and liabilities of a corresponding investment series of The RBB Fund, Inc. (collectively, the "Acquired Funds"). The acquisitions were accomplished by a tax-free exchange of the following shares of each Fund, in each case for the same amount of shares of the corresponding class of the applicable Acquired Fund. Shares were reissued to shareholders at the time of the reorganizations.

     FUND                           COMMON SHARES         INSTITUTIONAL SHARES
     -------------------------      -------------         --------------------
     International                    145,719                  27,622,659
     Emerging Markets                  62,181                   1,508,675
     Core Equity                           --                   2,578,272
     Global Telecommunications         40,351                          --
     Select Economic                       --                   1,755,874
     Long-Short Neutral                    --                     310,521
     Long-Short Equity                     --                       7,168
     Core Income                           --                  25,307,129
     Global Fixed                          --                   1,875,514
     High Yield                        34,314                   5,655,408
     Municipal                             --                   1,483,582

     The net assets of each Fund directly after the reorganization were the same as the corresponding Acquired Fund as described in the table below. Each Fund assumed the prior operating history of the corresponding Acquired Fund.

                                                             UNREALIZED
     FUND                           NET ASSETS      APPRECIATION/(DEPRECIATION)*
     --------------------------    ------------     ----------------------------
     International                 $615,300,445            $ 46,755,858
     Emerging Markets                17,766,403              (4,401,793)
     Core Equity                     62,977,054               1,772,191
     Global Telecommunications          943,831                 112,975
     Select Economic                 27,207,148                 994,655
     Long-Short Neutral               4,693,517                  26,972
     Long-Short Equity                  109,073                  (2,142)
     Core Income                    395,200,568              (3,009,982)
     Global Fixed                    30,261,883                 526,957
     High Yield                      87,873,344              (5,030,237)
     Municipal                       22,404,233               1,280,536

     *The amount of each Fund's net assets includes the amount of unrealize appreciation/(depreciation) listed above.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

          A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

          B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in each Fund's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. Each Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

          C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

          D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securites for the applicable period less applicable expenses. Each of the Emerging Markets, International, Select Economic, Core Equity, European Equity, Global Telecommunications, Long-Short Neutral Fund and Long-Short Equity Funds will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders annually. Each of the High Yield, Global Fixed and Core Fixed Funds will distribute substantially all of its net realized capital gains, if any, to its shareholders annually and will distribute net investment income at least quarterly. The Municipal Fund will distribute substantially all of its net realized capital gains, if any, annually and all net investment income monthly. The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts.

          E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. None of the Funds had open repurchase agreements at February 28, 1999.

          H) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Funds' may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. RISKS OF ENTERING INTO FUTURES CONTRACTS INCLUDE THE POSSIBILITY THAT THERE WILL BE AN IMPERFECT PRICE CORRELATION BETWEEN THE FUTURES CONTRACTS AND THE UNDERLYING SECURITIES. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     As of February 28, 1999, Long-Short Equity held the following futures contracts:
     FUTURES              EXPIRATION     CONTRACT       CONTRACT      UNREALIZED
     CONTRACTS              DATE          AMOUNT          VALUE        GAIN/LOSS
     ---------            ----------     --------       --------      ----------
     S&P 500 Futures       03/18/99       896,288        $926,625       $30,337


     As of February 28, 1999, Core Fixed held the following futures contracts:
     FUTURES              EXPIRATION     CONTRACT       CONTRACT      UNREALIZED
     CONTRACTS              DATE          AMOUNT          VALUE        GAIN/LOSS
     ---------            ----------     --------       --------      ----------
     Japan 10 Year
       Bond Futures        03/11/99  $(15,734,091)   $(15,457,219)   $  276,872
     U.S. Treasury
       Notes Futures       06/21/99    22,893,875      22,526,656      (367,219)
     U.S. Treasury
       Notes Futures       06/21/99   (65,207,672)    (63,680,543)    1,527,129
     U.S. Treasury
       Bond Futures        06/21/99    23,975,726      23,346,969      (628,757)


     As of February 28, 1999, Global Fixed held the following futures contracts:
     FUTURES              EXPIRATION     CONTRACT       CONTRACT      UNREALIZED
     CONTRACTS              DATE          AMOUNT          VALUE        GAIN/LOSS
     ---------            ----------     --------       --------      ----------
     U.S. Treasury
       Notes Futures       06/21/99   $   676,930     $   665,813      $(11,117)
     U.S. Treasury
       Notes Futures       06/21/99       843,000         836,812        (6,188)
     U.S. Treasury
       Notes Futures       06/21/99    (3,172,984)     (3,098,250)       74,734
     U.S. Treasury
       Bond Futures        06/21/99     1,242,266       1,209,688       (32,578)

          I) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchases commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          J) SECURITIES LENDING -- Loans of the securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans (including the right to draw on a letter of credit) at February 28, 1999 is as follows:

                                          MARKETS VALUE OF        VALUE OF
     FUND                                 SECURITIES LOANED  COLLATERAL RECORDED
     -------------------------            -----------------  -------------------
     International                          $113,870,012        $121,024,220
     Emerging Markets                          1,045,741           1,104,232
     European Equity                           1,048,990           1,122,400
     Core Equity                               4,700,578           4,835,500
     Global Telecommunications                   112,275             115,700

          K) SHORT SALES -- When a Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security (which at least theoretically is unlimited) less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash, or liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. Long-Short Neutral and Long-Short Equity will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of a Fund's net assets.

          L) OTHER -- Securities denominated in currencies other than the U.S. dollar are subject to changes in value due to fluctuations in exchange rates.

          Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

          The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

          Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

          In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for each of the twelve Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

     FUND                                                ANNUAL RATE
     --------------------------               ----------------------------------
     International                            0.80% of average daily net assets
     Emerging Markets                         1.00% of average daily net assets
     European Equity                          1.00% of average daily net assets
     Global Telecommunications                1.00% of average daily net assets
     Select Economic                          0.75% of average daily net assets
     Long-Short Neutral                       1.50% of average daily net assets
     Long-Short Equity                        0.10% of average daily net assets
     Core Equity                              0.75% of average daily net assets
     Core Fixed                               0.375% of average daily net assets
     Global Fixed                             0.50% of average daily net assets
     High Yield                               0.70% of average daily net assets
     Municipal                                0.70% of average daily net assets

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the six months ended February 28, 1999, advisory fees and waivers for each of the twelve investment Funds were as follows:

                                       GROSS                            NET
     FUND                          ADVISORY FEE        WAIVER       ADVISORY FEE
     --------------------------    ------------      ---------     ------------
     International                  $2,621,576       $ (32,322)     $2,589,254
     Emerging Markets                   92,442         (26,215)         66,227
     European Equity                     6,946              (6)          6,940
     Core Equity                       245,268         (52,992)        192,276
     Global Telecommunications          10,476         (10,476)             --
     Select Economic                   114,020         (28,012)         86,008
     Long-Short Neutral                108,831         (10,243)         98,588
     Long-Short Equity                     392            (392)             --
     Core Fixed                        743,539        (273,963)        469,576
     Global Fixed                       74,467         (42,206)         32,261
     High Yield                        397,580        (156,312)        241,268
     Municipal                          80,355         (39,196)         41,159

     CSAM reimbursed Global Telecommunications and Long-Short Equity $28,188 and $9,565, respectively, for the six months ended February 28, 1999.

     For its sub-advisory services, Credit Suisse Asset Management Limited ("CSAM Limited"), an indirect, wholly-owned subsidiary of Credit Suisse Group, is entitled to receive from CSAM .30% of the average daily net assets of each of Emerging Markets and Global Fixed and .50% of the average daily net assets of European Equity. For the six-months ended February 28, 1999, CSAM Limited was entitled to receive $27,733, $22,340 and $3,473 from CSAM for sub-advisory services provided to Emerging Markets, Global Fixed and European Equity, respectively, all of which fees were waived.

     State Street Bank and Trust Company ("State Street"), serves as each Fund's transfer and dividend disbursing agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp., serve as each Fund's co-administrators. For administration services, each Fund pays CFSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Funds to CFSI for co-administration services for the Institutional shares. CSFI may, at its discretion, voluntarily waive all or any portion of its co-administration fees for any of the Funds. For the period October 23, 1998 to February 28, 1999, co-administration fees earned and waived by CFSI were as follows:

                                       GROSS                         NET
     FUND                       ADMINISTRATION FEE   WAIVER   ADMINISTRATION FEE
     -------------------------  ------------------   ------   ------------------
     International                    $4,666          $  --          $4,666
     Emerging Markets                    125            (42)             83
     European Equity                   2,307         (1,153)          1,154
     Core Equity                           5             (4)              1
     Global Telecommunications           490           (244)            246
     Select Economic                       1             --               1
     Long-Short Neutral                2,042         (1,633)            409
     Long-Short Equity                    29             --              29
     Core Fixed                            1             (1)             --
     Global Fixed                         --             --              --
     High Yield                        4,325         (3,251)          1,074
     Municipal                             1             (1)             --

     Prior to October 23, 1998, Provident Distributors, Inc. ("PDI") served as administrative service agent. An administrative service fee was computed daily and payable quarterly at an annual rate of .15% of the average daily net assets of the corresponding portfolios of the RBB Fund (except for European Equity).

     The administrative service agent may at its discretion voluntarily waive all or any portion of its administrative fee for any of the Funds. For the period ended October 23, 1998, administrative service fees earned and waived by PDI were as follows:

                               GROSS ADMINISTRATIVE           NET ADMINISTRATIVE
     FUND                           SERVICE FEE      WAIVER       SERVICE FEE
     ------------------------- -------------------- --------  ------------------
     International                    $131,374      $(70,066)       $61,308
     Emerging Markets                    4,262        (3,409)           853
     Core Equity                        13,560       (12,656)           904
     Global Telecommunications              34           (34)            --
     Select Economic                     5,339        (4,984)           355
     Long-Short Neutral                  1,510        (1,224)           286
     Long-Short Equity                       3            (3)            --
     Core Fixed                         86,637       (80,861)         5,776
     Global Fixed                        6,441        (6,012)           429
     High Yield                         19,734       (18,418)         1,316
     Municipal                           4,874        (4,548)           326

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For administration services, PFPC currently receives a fee calculated at annual rate of .125% on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC may, at its discretion, voluntarily waive all or any portion of it administration fee for any of the Funds. For the six months ended February 28, 1999, co-administration fees earned and waived by PFPC were as follows:

                                GROSS ADMINISTRATIVE          NET ADMINISTRATIVE
     FUND                                FEE          WAIVER          FEE
     -------------------------  -------------------- -------- ------------------
     International                     $409,621           $--      $409,621
     Emerging Markets                    11,555            --        11,555
     European Equity                      2,894            --         2,894
     Core Equity                         40,878            --        40,878
     Global Telecommunications            1,309        (1,309)           --
     Select Economic                     19,003            --        19,003
     Long-Short Neutral                   9,069        (9,069)           --
     Long-Short Equity                      487            --           487
     Core Fixed                         146,248            --       146,248
     Global Fixed                        24,853            --        24,853
     High Yield                          70,996       (14,199)       56,797
     Municipal                           18,596            --        18,596

     Counsellors Securities Inc. ("CSI"), also a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., serves as each Fund's distributor. No compensation is payable by any Fund to CSI for its distribution services for Institutional shares. For its distribution services for the Common shares, CSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of each Fund. For the six months ended February 28, 1999, distribution fees earned by CSI were as follows:

     FUND                               DISTRIBUTION FEE
     -----------------------------      ----------------
     International                          $ 24,187
     Emerging Markets                            887
     European Equity                           5,768
     Core Equity                                  23
     Global Telecommunications                 2,619
     Select Economic                               3
     Long-Short Neutral                       10,250
     Long-Short Equity                           148
     Core Fixed                                    5
     Global Fixed                                  3
     High Yield                               22,042
     Municipal                                     5

NOTE 3. PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 1999, purchases and sales of investment securities (other than short-term investments) were as follows:

                                     INVESTMENT SECURITIES      SHORT SECURITIES
                               -------------------------------  ----------------
     FUND                          PURCHASES          SALES          SALES
     ------------------------- --------------   --------------  ----------------
     International             $  579,302,852   $  514,279,509            $--
     Emerging Markets              20,937,566       28,089,459             --
     European Equity               32,596,118        4,686,675             --
     Core Equity                   40,018,407       43,042,918             --
     Global Telecommunications      6,636,228        2,260,399             --
     Select Economic               43,351,827       39,338,689             --
     Long-Short Neutral            34,139,490        7,284,002     25,852,087
     Long-Short Equity              1,010,865          155,626             --
     Core Fixed                 1,160,469,026    1,126,621,296             --
     Global Fixed Income           60,275,775       40,023,956             --
     High Yield                    65,418,677       13,390,024             --
     Municipal                      5,539,964        3,592,132             --

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                               INTERNATIONAL GROWTH FUND
                        --------------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL                                            COMMON
                        ----------------------------------------------------    ------------------------------------------------
                        FOR THE SIX MONTHS ENDED                                FOR THE SIX MONTHS ENDED
                           FEBRUARY 28, 1999          FOR THE YEAR ENDED            FEBRUARY 28, 1999       FOR THE YEAR ENDED
                             (UNAUDITED)                AUGUST 31, 1998               (UNAUDITED)             AUGUST 31, 1998
                        ------------------------    ------------------------    ------------------------  ----------------------
                          SHARES         VALUE        SHARES       VALUE           SHARES        VALUE       SHARES      VALUE
                        ----------   -----------    ----------  ------------    -----------  -----------  ----------  ----------
Shares sold              3,961,053   $88,860,179     4,245,007  $102,490,297      1,726,765  $38,794,175    211,487   $4,990,229
Shares issued in
   reinvestment of
   dividends             2,671,406    59,839,501     3,354,933    68,910,317        127,644    2,838,791      8,163      167,087
Shares repurchased      (3,717,290)  (84,010,625)   (5,715,329) (125,473,547)      (694,544) (16,022,743)  (154,474)  (3,642,448)
                        ----------   -----------     ---------  ------------      ---------  -----------    -------   ----------
Net increase             2,915,169   $64,689,055     1,884,611  $ 45,927,067      1,159,865  $25,610,223     65,176   $1,514,868
                        ==========   ===========     =========  ============      =========  ===========    =======   ==========

                                                                  EMERGING MARKETS II FUND
                        --------------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL                                            COMMON
                        ----------------------------------------------------    ------------------------------------------------
                        FOR THE SIX MONTHS ENDED                                FOR THE SIX MONTHS ENDED
                          FEBRUARY 28, 1999           FOR THE YEAR ENDED            FEBRUARY 28, 1999        FOR THE YEAR ENDED
                             (UNAUDITED)                AUGUST 31, 1998               (UNAUDITED)             AUGUST 31, 1998
                        ------------------------    ------------------------    ------------------------  ----------------------
                          SHARES        VALUE         SHARES        VALUE          SHARES       VALUE        SHARES        VALUE
                        ----------   -----------    ----------  ------------      ---------  -----------  ----------  ----------
Shares sold                 18,125   $   201,804       102,528  $  1,830,455          7,122  $    81,508      93,287  $1,457,394
Shares issued in
   reinvestment of
   dividends                27,063       308,248       245,801     4,154,034             60          690         46          775
Shares repurchased        (853,498)   (9,175,786)   (2,256,500)  (35,760,759)        (1,060)     (11,170)    32,820)    (571,277)
                        ----------   -----------    ----------  -----------       ---------  -----------    -------   ----------
Net increase/(decrease)   (808,310)  $(8,665,734)   (1,908,171) $(29,776,270)         6,122  $    71,028     60,513   $  886,892
                        ==========   ===========    ==========  ============      =========  ===========    =======   ==========

                                                EUROPEAN EQUITY FUND
                        ---------------------------------------------------------------------
                                 INSTITUTIONAL                           COMMON
                        --------------------------------    ---------------------------------
                        FOR THE PERIOD JANUARY 29, 1999*    FOR THE PERIOD  JANUARY 29, 1999*
                           THROUGH FEBRUARY 28, 1999           THROUGH FEBRUARY 28, 1999
                                  (UNAUDITED)                         (UNAUDITED)
                        --------------------------------    ---------------------------------
                          SHARES                 VALUE        SHARES                VALUE
                        ----------           -----------    ------------       --------------
Shares sold               10,003               $100,030      2,901,541            $28,977,961
Shares issued in
   reinvestment of
   dividends                  --                     --             --                     --
Shares repurchased            --                     --        (44,678)              (433,127)
                          ------               --------      ---------            -----------
Net increase              10,003               $100,030      2,856,863            $28,544,834
                          ======               ========      =========            ===========

*Commencement of operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES (CONTINUED)

                                                       U.S. CORE EQUITY FUND
                        ----------------------------------------------------------------------------------------
                                             INSTITUTIONAL                                   COMMON
                        ------------------------------------------------------  --------------------------------
                          FOR THE SIX MONTHS ENDED                              FOR THE PERIOD NOVEMBER 2, 1998*
                            FEBRUARY 28, 1999           FOR THE YEAR ENDED         THROUGH FEBRUARY 28, 1999
                                (UNAUDITED)               AUGUST 31, 1998                  (UNAUDITED)
                        ---------------------------  -------------------------  --------------------------------
                           SHARES           VALUE      SHARES        VALUE        SHARES                 VALUE
                        -------------  ------------  ----------  -------------  ----------            ----------
Shares sold                  82,118     $ 1,771,766     682,212   $ 16,949,211     4,942                $95,732
Shares issued in
   reinvestment of
   dividends              1,230,677      22,619,858     568,713     12,778,985       155                  2,861
Shares repurchased         (558,922)    (12,751,646) (1,859,405)   (46,573,171)     (481)                (8,832)
                          ---------     -----------  ----------   ------------     -----                -------
Net increase/(decrease)     753,873      11,639,978    (608,480)  $(16,844,975)    4,616                $89,761
                          =========     ===========   =========   ============     =====                =======

                                     GLOBAL TELECOMMUNICATIONS FUND
                        ------------------------------------------------------
                                           COMMON
                        ------------------------------------------------------
                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                            FEBRUARY 28, 1999            AUGUST 31, 1998
                                (UNAUDITED)                 (UNAUDITED)
                        ---------------------------  -------------------------
                           SHARES           VALUE      SHARES        VALUE
                        -------------  ------------  ----------  -------------
Shares sold                 214,771      $6,599,871      18,229      $ 414,135
Shares issued in
   reinvestment of
   dividends                  5,883         167,194       2,037         37,921
Shares repurchased          (33,291)       (997,050)    (18,228)      (407,258)
                            -------      ----------     -------      ---------
Net increase                187,363      $5,770,015       2,038      $  44,798
                            =======      ==========     =======      =========

                                                    SELECT ECONOMIC VALUE EQUITY FUND
                        -------------------------------------------------------------------------------------------
                                        INSTITUTIONAL                                        COMMON
                        --------------------------------------------------------   --------------------------------
                          FOR THE SIX MONTHS ENDED         FOR THE PERIOD          FOR THE PERIOD NOVEMBER 2, 1998*
                              FEBRUARY 28, 1999            AUGUST 3, 1998*             THROUGH FEBRUARY 28, 1999
                                 (UNAUDITED)           THROUGH AUGUST 31, 1998                (UNAUDITED)
                        ---------------------------  ---------------------------   --------------------------------
                           SHARES           VALUE      SHARES        VALUE             SHARES             VALUE
                       --------------  ------------  ----------  -------------     ------------        ------------
Shares sold                 330,916     $ 5,679,987   1,721,030    $25,813,705           868              $14,991
Shares issued in
   reinvestment of
   dividends                  2,776          49,578          --             --            --                   --
Shares repurchased         (132,481)     (2,359,699)         --             --          (450)              (7,778)
                           --------     -----------   ---------    -----------          ----              -------
Net increase                201,211     $ 3,369,866   1,721,030    $25,813,705           418              $ 7,213
                           ========     ===========   =========    ===========          ====              =======

*Commencement of operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES (CONTINUED)

                                                              LONG-SHORT MARKET NEUTRAL FUND
                        --------------------------------------------------------------------------------------------------
                                             INSTITUTIONAL                                             COMMON
                        -------------------------------------------------------------    ---------------------------------
                          FOR THE SIX MONTHS ENDED                                       FOR THE PERIOD SEPTEMBER 9, 1998*
                            FEBRUARY 28, 1999          FOR THE PERIOD AUGUST 3, 1998*       THROUGH FEBRUARY 28, 1999
                               (UNAUDITED)                  THROUGH AUGUST 31, 1998                   (UNAUDITED)
                        ---------------------------    ------------------------------    ---------------------------------
                           SHARES           VALUE        SHARES              VALUE          SHARES               VALUE
                        -------------  ------------    ----------        ------------    ------------         ------------
Shares sold                 295,597     $ 4,466,851      412,744           $6,191,423     1,467,167            $22,198,712
Shares issued in
   reinvestment of
   dividends                  5,561          82,361           --                   --        16,915                250,336
Shares repurchased         (268,258)     (4,033,548)          --                   --      (138,484)            (2,081,374)
                           --------      ----------      -------           ----------     ---------            -----------
Net increase                 32,900     $   515,664      412,744           $6,191,423     1,345,598            $20,367,674
                           ========      ==========      =======           ==========     =========            ===========

                                                   LONG-SHORT EQUITY FUND
                        ------------------------------------------------------------------------
                                  INSTITUTIONAL                             COMMON
                        ----------------------------------      --------------------------------
                        FOR THE PERIOD SEPTEMBER 14, 1998*      FOR THE PERIOD NOVEMBER 2, 1998*
                            THROUGH FEBRUARY 28, 1999              THROUGH FEBRUARY 28, 1999
                                   (UNAUDITED)                            (UNAUDITED)
                        ----------------------------------      --------------------------------
                           SHARES                VALUE            SHARES              VALUE
                        -------------        -------------      ------------       ------------
Shares sold                65,685             $ 1,010,030         64,503            $1,071,231
Shares issued in
   reinvestment of
   dividends                1,757                  29,513             43                   720
Shares repurchased        (60,132)             (1,000,000)        (1,533)              (25,584)
                          -------             -----------         ------            ----------
Net increase                7,310             $    39,543         63,013            $1,046,367
                          =======             ===========         ======            ==========

                                                       U.S. CORE FIXED INCOME FUND
                        ----------------------------------------------------------------------------------------
                                         INSTITUTIONAL                                       COMMON
                        ----------------------------------------------------    --------------------------------
                        FOR THE SIX MONTHS ENDED                                FOR THE PERIOD NOVEMBER 2, 1998*
                            FEBRUARY 28, 1999       FOR THE YEAR ENDED              THROUGH FEBRUARY 28, 1999
                             (UNAUDITED)              AUGUST 31, 1998                     (UNAUDITED)
                        -------------------------   ------------------------    --------------------------------
                           SHARES        VALUE       SHARES        VALUE          SHARES                 VALUE
                        ----------   ------------   ----------  ------------    ----------            ----------
Shares sold              6,845,188   $107,157,220   15,080,236  $237,240,219       1,031                $16,022
Shares issued in
   reinvestment of
   dividends             1,079,605     16,758,880      906,263    14,074,352           2                     29
Shares repurchased      (8,705,640)  (136,140,271)  (2,268,321)  (35,611,876)         --                     --
                        ----------   ------------   ----------  ------------       -----                -------
Net increase/(decrease)   (780,847)  $(12,224,171)  13,718,178  $215,702,695       1,033                $16,051
                        ==========   ============   ==========  ============       =====                =======

*Commencement of operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES (CONTINUED)

                                                    STRATEGIC GLOBAL FIXED INCOME FUND
                          --------------------------------------------------------------------------------------
                                             INSTITUTIONAL                                  COMMON
                          --------------------------------------------------   ---------------------------------
                          FOR THE SIX MONTHS ENDED                              FOR THE PERIOD NOVEMBER 2, 1998*
                             FEBRUARY 28, 1999        FOR THE YEAR ENDED           THROUGH FEBRUARY 28, 1999
                                (UNAUDITED)            AUGUST 31, 1998                   (UNAUDITED)
                          ------------------------   -----------------------   ---------------------------------
                           SHARES        VALUE        SHARES        VALUE            SHARES           VALUE
                          ---------  -----------   ---------   -------------   ----------------   --------------
Shares sold                49,311     $ 784,925      227,215    $  3,505,185           569            $9,022
Shares issued in
   reinvestment of
   dividends               62,754       990,884      147,509       2,200,318             2                32
Shares repurchased       (149,513)   (2,352,666)  (1,361,892)    (20,772,949)           --                --
                          -------    ----------    ---------    ------------           ---            ------
Net increase/(decrease)   (37,448)   $ (576,857)    (987,168)   $(15,067,446)          571            $9,054
                          =======    ==========    =========    ============           ===            ======


                                                               HIGH YIELD FUND
                      --------------------------------------------------------------------------------------------------------
                                        INSTITUTIONAL                                         COMMON
                      --------------------------------------------------- ----------------------------------------------------
                      FOR THE SIX MONTHS ENDED                            FOR THE SIX MONTHS ENDED
                          FEBRUARY 28, 1999        FOR THE YEAR ENDED          FEBRUARY 28, 1999        FOR THE YEAR ENDED
                             (UNAUDITED)             AUGUST 31, 1998              (UNAUDITED)             AUGUST 31, 1998
                      ------------------------    -----------------------     ----------------------  ------------------------
                        SHARES        VALUE        SHARES        VALUE         SHARES      VALUE       SHARES        VALUE
                      ----------  ------------    ---------  ------------     ---------  -----------  ---------    -----------
Shares sold           2,004,825   $ 31,561,695    2,248,712  $ 38,970,312     2,098,268  $32,879,970    266,018    $ 4,697,209
Shares issued in
   reinvestment of
   dividends            238,675      3,749,600      416,842     7,175,130        33,436      523,091      9,315        162,504
Shares repurchased     (822,621)   (12,958,425)  (2,423,467)  (41,922,050)     (156,985)  (2,495,620)  (246,118)    (4,271,516)
                      ---------   ------------    ---------  ------------     ---------  -----------    -------    -----------
Net increase          1,420,879   $ 22,352,870      242,087  $  4,223,392     1,974,719  $30,907,441     29,215    $   588,197
                      =========   ============    =========  ============     =========  ===========    =======    ===========


                                                  MUNICIPAL BOND FUND
                      -------------------------------------------------------------------------------
                                        INSTITUTIONAL                             COMMON
                      ---------------------------------------------- --------------------------------
                      FOR THE SIX MONTHS ENDED                       FOR THE PERIOD NOVEMBER 2, 1998*
                          FEBRUARY 28, 1999       FOR THE YEAR ENDED     THROUGH FEBRUARY 28, 1999
                             (UNAUDITED)            AUGUST 31, 1998             (UNAUDITED)
                      ----------------------     --------------------     ----------------------
                        SHARES      VALUE        SHARES      VALUE         SHARES        VALUE
                      --------    ----------     -------   ----------      ------       --------
Shares sold            106,078    $1,594,893     217,663   $3,269,230       1,395       $ 21,022
Shares issued in
   reinvestment of
   dividends            52,580       789,139      70,888    1,064,203          3             46
Shares repurchased     (22,857)     (344,926)   (153,265)  (2,304,613)      (995)       (15,125)
                        -------    ----------    -------   ----------      -----       --------
Net increase           135,801    $2,039,106     135,286   $2,028,820        403       $  5,943
                       =======    ==========     =======   ==========      =====       ========

*Commencement of operations.

                            THE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES (CONTINUED)

     On February 28, 1999, two shareholders held approximately 12% of the outstanding shares of the International Institutional shares, three shareholders held approximately 95% of the International Common shares, four shareholders held approximately 94% of the outstanding shares of the Emerging Markets Institutional shares, one shareholder held approximately 89% of the Emerging
Markets Common shares, one shareholder held approximately 100% of the European Equity Institutional shares, one shareholder held approximately 83% of the European Equity Common shares, six shareholders held approximately 83% of the outstanding shares of the Core Equity Institutional shares, seven shareholders held approximately 81% of the Core Equity Common shares, three shareholders held approximately 47% of the outstanding shares of the Global Telecommunications Common shares, four shareholders held approximately 91% of the Long-Short Neutral Institutional shares, one shareholder held approximately 95% of the outstanding shares of the Long-Short Neutral Common shares, two shareholders held approximately 100% of the Long-Short Equity Institutional shares, one shareholder held approximately 96% of the outstanding shares of the Long-Short Equity Common shares, six shareholders held approximately 43% of the outstanding shares of the Core Fixed Institutional shares, three shareholders held approximately 100% of the outstanding shares of the Core Fixed Common shares, three shareholders held approximately 96% of the outstanding shares of the Global Fixed Institutional shares, three shareholders held approximately 100% of the outstanding shares of the Global Fixed Common shares, four shareholders held approximately 55% of the outstanding shares of the High Yield Institutional shares, three shareholders held approximately 90% of the outstanding shares of the High Yield Common shares, three shareholders held approximately 59% of the outstanding shares of the Municipal Institutional shares and two shareholders held approximately 100% of the outstanding shares of the Municipal Common shares.

NOTE 5. RESTRICTED SECURITIES

     One of International Fund's investments are restricted as to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of February 28, 1999, percentage of Fund net assets which the securities comprise, aggregate cost and unit value of the securities.

                                 NUMBER OF      ACQUISITION     02/28/99     PERCENTAGE OF     SECURITY       VALUE PER
                                  SHARES           DATE        FAIR VALUE     NET ASSETS         COST           UNIT
                                 ---------      -----------    ----------    -------------    -----------     ---------
Geotek Communications, Inc.         600           5/26/95          0.00           0.0%        $ 6,000,000       0.000
                                                                   ----                       -----------
                                                                   0.00                       $ 6,000.000
                                                                   ====                       ===========

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

     The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk and to enhance total return. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities denominated in foreign currencies that it already owns. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either transactions or portfolio positions.

     Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund's policy is to include this portion of realized and unrealized gains and losses on investments that result from foreign currency changes with other foreign currency gains and losses on the Statement of Operations.

                            THE WARBURG PINCUS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                  (UNAUDITED)

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of each Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparty to the contract is unable to meet the terms of the contract. During the six months ended February 28, 1999, the Global Fixed and the Core Fixed entered into forward foreign currency contracts. Core Fixed had no open forward foreign contracts at February 28, 1999.

     The Global Fixed had the following open Forward Foreign Currency Contracts at February 28, 1999:

                                                     FOREIGN                                            UNREALIZED
         FORWARD CURRENCY         EXPIRATION         CURRENCY         CONTRACT        CONTRACT       FOREIGN EXCHANGE
            CONTRACT                 DATE           TO BE SOLD         AMOUNT           VALUE           GAIN/(LOSS)
     ---------------------        ----------        ----------        ----------      ----------     ----------------
     Australian Dollar             03/11/99          826,404        $  519,064      $  512,676           $ 6,388
     Euro                          03/11/99          716,894           835,038         789,140            45,898
     French Frank                  05/18/99           18,032            20,306          19,925               381
     Great Britain Pound           03/11/99          193,910           319,583         311,094             8,489
     Italian Lira                  03/11/99          517,993           609,248         570,194            39,054
     New Zealand Dollar            03/04/99        1,769,799           934,029         929,782             4,247
     South African Rand            08/18/99           71,527            10,945          11,080              (135)
                                                                    ----------      ----------          --------
                                                                    $3,248,213      $3,143,891          $104,322
                                                                    ==========      ==========          ========


                                                     FOREIGN                                            UNREALIZED
         FORWARD CURRENCY         EXPIRATION         CURRENCY         CONTRACT        CONTRACT       FOREIGN EXCHANGE
            CONTRACT                 DATE           TO BE SOLD         AMOUNT           VALUE           GAIN/(LOSS)
     ---------------------        ----------        ----------        ----------      ----------     ----------------
     Australian Dollars            03/11/99          826,404        $  510,552      $  512,676          $  2,124
     Canadian Dollars              03/11/99        1,077,389           699,376         713,947            14,571
     German Deutschemarks          03/11/99        2,197,806         2,583,253       2,419,291          (163,962)
     Great Britain Pounds          03/11/99          485,259           802,763         778,511           (24,252)
     Japanese Yen                  05/10/99      169,750,637         1,529,285       1,440,350           (88,935)
     Swedish Krona                 03/11/99        4,939,859           610,160         604,064            (6,096)
                                                                    ----------      ----------          --------
                                                                    $6,735,389      $6,468,839         $(266,550)
                                                                    ==========      ==========          ========

                                           [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                           P.O. Box 8500, Boston, MA 02266-8500
                                                       800-275-4232

COUNSELLORS SECURITIES INC., DISTRIBUTOR